N-2	Jul. 24, 2025 USD ($) shares
Cover [Abstract]
Entity Central Index Key	0001691570
Amendment Flag	false
Entity Inv Company Type	N-2
Securities Act File Number	333-217181
Investment Company Act File Number	811-23219
Document Type	N-2
Document Registration Statement	true
Pre-Effective Amendment	false
Post-Effective Amendment	true
Post-Effective Amendment Number	9
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	13
Entity Registrant Name	USQ CORE REAL ESTATE FUND
Entity Address, Address Line One	235 Whitehorse Lane
Entity Address, City or Town	Kennett Square
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19348
City Area Code	484
Local Phone Number	731-3101
Approximate Date of Commencement of Proposed Sale to Public	As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Primary Shelf [Flag]	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
Effective upon Filing, 486(b)	false
Effective on Set Date, 486(b)	true
Effective on Date, 486(b)	Jul. 29, 2025
Effective after 60 Days, 486(a)	false
Effective on Set Date, 486(a)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	true
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	false
Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	235 Whitehorse Lane
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Kennett Square
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19348
Contact Personnel Name	G. Keith Downing
Class I [Member]
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Shareholder Transaction Expenses	Class I
Maximum Sales Load (as a percentage of offering price)	None
Repurchase Fee	None
Contingent Deferred Sales Charge	None
Annual Expenses (as a percentage of net assets attributable to common shares)
Management Fees	0.65%
Interest Payments on Borrowed Funds	0.72%
Other Expenses	0.48%
Shareholder Servicing Expenses	0.11%
Distribution Fees	None
Remaining Other Expenses	0.37%
Total Annual Expenses	1.85%
Fee Waiver and Expense Reimbursement [1]	(0.17)%
Total Annual Expenses (after fee waiver and reimbursement)	1.68%
1The Adviser has contractually agreed to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that Total Annual Expenses for Class I (excluding taxes, interest, trading costs, Acquired Fund Fees and Expenses (“AFFE”), distribution fees, and shareholder servicing expenses) do not exceed 0.85% of average daily net assets (the “Expense Limitation Agreement”). The Expense Limitation Agreement will continue indefinitely until revised or terminated by mutual agreement by the Fund and the Adviser, with the consent of the Board. Under the Expense Limitation Agreement, the Adviser may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by the Adviser pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation.

Sales Load [Percent]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	0.00%
Other Transaction Expense 2 [Percent]	0.00%
Annual Expenses [Table Text Block]

Shareholder Transaction Expenses	Class I
Maximum Sales Load (as a percentage of offering price)	None
Repurchase Fee	None
Contingent Deferred Sales Charge	None
Annual Expenses (as a percentage of net assets attributable to common shares)
Management Fees	0.65%
Interest Payments on Borrowed Funds	0.72%
Other Expenses	0.48%
Shareholder Servicing Expenses	0.11%
Distribution Fees	None
Remaining Other Expenses	0.37%
Total Annual Expenses	1.85%
Fee Waiver and Expense Reimbursement [1]	(0.17)%
Total Annual Expenses (after fee waiver and reimbursement)	1.68%
1The Adviser has contractually agreed to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that Total Annual Expenses for Class I (excluding taxes, interest, trading costs, Acquired Fund Fees and Expenses (“AFFE”), distribution fees, and shareholder servicing expenses) do not exceed 0.85% of average daily net assets (the “Expense Limitation Agreement”). The Expense Limitation Agreement will continue indefinitely until revised or terminated by mutual agreement by the Fund and the Adviser, with the consent of the Board. Under the Expense Limitation Agreement, the Adviser may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by the Adviser pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation.

Management Fees [Percent]	0.65%
Interest Expenses on Borrowings [Percent]	0.72%
Acquired Fund Fees and Expenses [Percent]	0.85%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	0.11%
Other Annual Expense 2 [Percent]	0.00%
Other Annual Expense 3 [Percent]	0.37%
Other Annual Expenses [Percent]	0.48%
Total Annual Expenses [Percent]	1.85%
Waivers and Reimbursements of Fees [Percent]	(0.17%)
Net Expense over Assets [Percent]	1.68%
Expense Example [Table Text Block]

	1 Year	3 Years	5 Years	10 Years
Class I	$17	$57	$98	$216

Expense Example, Year 01	$ 17
Expense Example, Years 1 to 3	57
Expense Example, Years 1 to 5	98
Expense Example, Years 1 to 10	$ 216
Purpose of Fee Table , Note [Text Block]	Fees and Expenses of the Fund The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Acquired Fund Fees Estimated, Note [Text Block]	The Adviser has contractually agreed to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that Total Annual Expenses for Class I (excluding taxes, interest, trading costs, Acquired Fund Fees and Expenses (“AFFE”), distribution fees, and shareholder servicing expenses) do not exceed 0.85% of average daily net assets (the “Expense Limitation Agreement”). The Expense Limitation Agreement will continue indefinitely until revised or terminated by mutual agreement by the Fund and the Adviser, with the consent of the Board. Under the Expense Limitation Agreement, the Adviser may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by the Adviser pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
PRINCIPAL INVESTMENT OBJECTIVE, POLICIES AND STRATEGIES

Investment Objective and Policies

The Fund’s investment objective is to generate a return comprised of both current income and capital appreciation with moderate volatility and low correlation to the broader markets. The Fund’s investment objective is non-fundamental and may be changed by the Board without shareholder approval.

The Fund pursues its investment objective by strategically investing across Private Investment Funds, as well as a broad set of public real estate securities, including Public Investment Funds, that invest principally, directly or indirectly, in real estate. This approach enables the Adviser to allocate between public and private real estate securities, and allows the Fund to invest across different investment managers and strategies as well as providing investment exposure across property types and geographies. It is intended that the majority of the Fund’s total return will be derived from portfolio income with the balance derived from appreciation.

Under normal circumstances, at least 80% of the Fund’s net assets plus borrowings for investment purposes will be invested in real estate securities (as defined below). The Fund executes its investment strategy primarily by seeking to invest in a broad portfolio of real estate securities across two major categories – Private Investment Funds and Public Investment Funds. The Fund may also invest in other income producing equity and debt securities. In certain circumstances or market environments, such as limited availability of suitable investment opportunities, or as a temporary defensive measure in response to adverse market, economic, political or other conditions, the Fund may reduce its investment in real estate securities and hold a larger position in cash or cash equivalents. The Fund concentrates investments in the real estate industry, meaning that under normal circumstances, it invests over 25% of its total assets in real estate securities. The Fund may invest in debt securities of any duration, maturity, or credit quality, including high yield securities, commonly referred to as “junk bonds.”

The Fund defines “real estate securities” to include: (i) the following types of securities issued by Private Investment Funds and/or Public Investment Funds that invest principally, directly or indirectly, in real estate: common stock, preferred equity, partnership or similar interests, convertible or non-convertible preferred stock, and convertible or non-convertible secured or unsecured debt; (ii) Public REITs; (iii) Private REITs; (iv) mortgage-backed securities; (v) REOCs and (vi) ETFs, Index Funds and other investment vehicles such as closed-end funds, mutual funds and unregistered investment funds that invest principally, directly or indirectly, in real estate. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate-related loans or interests, and REOCs are companies that invest in real estate and whose shares trade on public exchanges. For purposes of the Fund’s 80% policy, the Adviser considers an issuer, including a Private Investment Fund or Public Investment Fund, to be principally invested in real estate if 50% or more of its assets are attributable to ownership, construction, management or sale of real estate.

The Fund may invest in issuers of real estate securities of any credit quality, and may invest in any level of the capital structure of an issuer of mortgage-backed securities, including the equity or “first loss” tranche. The Fund may invest in debt securities of any duration or maturity. The Fund may also, to a limited extent, make real estate-related investments other than through real estate industry securities.

A number of Private Investment Funds in which the Fund may invest may charge a performance fee. Shareholders will pay a pro rata share of asset-based and performance fees associated with the Fund’s underlying investments, including its Private Investment Funds, Public Investment Funds, Public REITs, Private REITs, and REOCs (collectively, the “Underlying Funds” and each, an “Underlying Fund”).

The Fund’s policy regarding concentration of investments in the real estate industry is fundamental and may not be changed without shareholder approval. The Fund’s SAI contains a list of all of the fundamental and non-fundamental investment policies of the Fund, under the heading “Investment Policies and Limitations.”
The Fund’s Target Investment Portfolio

Under normal market conditions, the Adviser executes its investment strategy by investing in a concentrated portfolio of Private Investment Funds, many of which are included in the National Council of Real Estate Investment Fiduciaries (“NCREIF”) Fund Index – Open End Diversified Core Equity (the “NFI-ODCE Index”). The Fund will also invest a portion of assets in Private Investment Funds outside of the NFI-ODCE Index, which the Adviser believes will provide investment returns that are similar to or potentially higher than the Private Investment Funds in the NFI-ODCE Index but are not included in the NFI-ODCE Index because they do not meet the leverage or diversification requirements maintained by NCREIF. The NFI-ODCE Index is not a mutual fund and would not be considered diversified under the 1940 Act. The Fund will invest in Private Investment Funds only to the extent that, on average, the Fund's portfolio of Private Investment Funds meets the investment criteria for the NFI-ODCE Index.

The NFI-ODCE Index is maintained by NCREIF, a not-for-profit trade association that provides to its membership, and the academic and investment community, commercial real estate data. Its membership is composed of investment managers, plan sponsors, academicians, consultants, appraisers, CPAs and other service providers involved in institutional real estate investments. NCREIF is not regulated by any federal or state agency. To be in the NFI-ODCE Index, the Private Investment Fund must market itself as an open-end commingled fund pursuing a diversified core investment strategy, primarily investing in private equity real estate with the following guidelines and comply with the NCREIF PREA Reporting Standards, consisting of annual audits, annual external appraisals, quarterly valuations and time-weighted returns. The Private Investment Fund must also submit information in accordance with the NCREIF Fund Data Collection and Reporting Manual. For this purpose, the NFI-ODCE Index defines “open-end commingled funds” as infinite-life vehicles consisting of multiple investors who have the ability to enter or exit the fund on a periodic basis, subject to contribution and/or redemption requests, thereby providing a degree of potential investment liquidity. For this purpose, open-end commingled funds are not open-end management investment companies registered under the 1940 Act. In addition to qualitative measures, a Private Investment Fund must comply with the following quantitative criteria in order to be eligible for inclusion in the NFI-ODCE Index.

Gross Assets Criteria
•    Real Estate. At least 80% of the market value of the Private Investment Fund’s gross assets (“gross market value”) must be invested in “direct real estate” with no more than 20% invested in cash or equivalents. For this purpose, “direct real estate” means that the property must be submitted to the NCREIF and must be valued.

Real Estate Assets Criteria
•    Domain. At least 95% of the Private Investment Fund’s real estate gross market value (including public, private, debt and equity investments) must be invested in U.S. markets.
•    Property Types. At least 75% of the Private Investment Fund’s direct real estate gross market value must be invested in office, industrial, residential and retail property types. For this purpose, a Private Investment Fund may look through its private debt investments.
•Property subtypes. An aggregated maximum of 25% of market value of real estate gross market value invested in the six expanded property subtypes that are single family rental, manufactured housing, student housing, industrial life science, office life science, and medical office.
•    Stabilized. At least 75% of the Private Investment Fund’s gross market value must be invested in properties (direct real estate gross market value) that are 75% or more leased (as of each calendar quarter end).
•    Diversification. No more than 60% (+/- for market forces) of the Private Investment Fund’s direct real estate gross market value may be invested in one property type as defined by the NCREIF Property Index. The Private Investment Fund must also invest in at least three of the office, industrial, residential or retail property types, and one of those three types representing a minimum of 5% of the Private Investment Fund’s direct real estate gross market value. For this purpose, a Private Investment Fund may look through its private debt investments.

Total Assets Criteria
•    Leverage. The Private Investment Fund may have no more than 35% leverage. Leverage is defined for this purpose as the ratio of total debt, grossed-up for ownership share of off-balance sheet debt, to the fund’s total assets, also which are grossed-up for such off-balance sheet debt.

As noted above, this list reflects the current quantitative criteria for inclusion of a new Private Investment Fund in the NFI-ODCE Index. Certain of these criteria were adopted and became effective in May 2019, and NFI-ODCE members as of May 2019 had until January 1, 2020 to come into compliance with the inclusion criteria. Accordingly, prior to January 1, 2020, certain Private Investment Funds included in the NFI-ODCE Index may not have been in compliance with certain of the criteria above.

The Adviser may also invest in Public REITs, Private REITs, REOCs, public non-traded REITs, and Public Investment Funds that invest principally, directly or indirectly, in real estate. Publicly offered real estate funds are not members of the NFI-ODCE Index. In order to maintain liquidity for the Fund’s quarterly repurchase policy and provide diversification, a portion of the Fund’s assets may be invested in any combination of Public Investment Funds and publicly traded securities, money market funds, and/or cash and cash equivalents.

Private Investment Funds. Private Investment Funds are investment funds that invest principally, directly or indirectly, in real estate. Due to sizable minimum investment requirements and selective investor qualification criteria, many Private Investment Funds limit their direct investors to mainly institutions such as endowments and pension funds. The Fund allows investors to gain exposure to Private Investment Funds that may not otherwise be available to individual investors. While the Fund may invest directly in accordance with its investment objective, through the Fund’s “Fund-of-Funds” approach, investors can gain exposure to a broad range of strategies and sectors in real estate and real estate-related securities.

Public non-traded REITs. The Fund may also invest in publicly offered non-traded REITs. Public non-traded REITs register their shares with the SEC, but they do not trade on a securities exchange. Public non-traded REITs operate like exchange-listed REITs in nearly every other way, but they typically face redemption restrictions that limit their liquidity.

Exchange Traded Funds. ETFs are traded similarly to stocks and listed on major stock exchanges. Potential benefits of ETFs include diversification, cost and tax efficiency, liquidity, marginability, utility for hedging, the ability to go long and short, and (in some cases) quarterly dividends. An ETF may attempt to track a particular market segment or index.

REITs. The Fund may invest in REITs, both directly and through its investments in Private Investment Funds. REITs are investment vehicles that invest primarily in income-producing real estate or mortgages and other real estate-related loans or interests. Public REITs are listed on major stock exchanges, such as the New York Stock Exchange (“NYSE”) and NASDAQ. Private REITs do not trade on a securities exchange.

REOCs. The Fund may invest in REOCs both directly and through its investments in Private Investment Funds. REOCs are companies that invest in real estate and whose shares trade on a public exchange. A REOC is similar to a REIT except that a REOC will reinvest its earnings, rather than distributing them to unit holders as REITs do.

Index Funds. An Index Fund is a mutual fund with an investment objective of seeking to replicate the performance of a specific securities index, such as the National Association of Real Estate Investment Trusts (“NAREIT”) Index or the MSCI REIT Index. Index Funds are typically not actively managed, and potential benefits include low operating expenses, broad market exposure and low portfolio turnover.
Other Public Investment Funds. The Fund may make investments in other investment vehicles such as closed-end funds and mutual funds that invest principally, directly or indirectly, in real estate. Shares of closed-end funds are typically listed for trading on major stock exchanges and, in some cases, may be traded in other over-the-counter markets.

Additional Information Regarding Investment Strategy

The Fund may, from time to time, take defensive positions that are inconsistent with the Fund’s principal investment strategy in attempting to respond to adverse market, economic, political or other conditions. During such times, the Adviser may determine that the Fund should invest up to 100% of its assets in cash or cash equivalents, including money market instruments, prime commercial paper, repurchase agreements, Treasury bills and other short-term obligations of the U.S. Government, its agencies or instrumentalities. In these and in other cases, the Fund may not achieve its investment objective. The Adviser may invest the Fund’s cash balances in any investments it deems appropriate. The Adviser expects that such investments will be made, without limitation and as permitted under the 1940 Act, in money market funds, repurchase agreements, U.S. Treasury and U.S. agency securities, municipal bonds and bank accounts. Any income earned from such investments is ordinarily reinvested by the Fund in accordance with its investment program. Many of the considerations when entering into recommendations and decisions of the Adviser and the Fund’s portfolio managers are subjective.

The frequency and amount of portfolio purchases and sales (known as the “portfolio turnover rate”) will vary from year to year. The portfolio turnover rate is not expected to exceed 100%, but may vary greatly from year to year and will not be a limiting factor if the Adviser determines that portfolio changes are appropriate. Although the Fund generally does not intend to trade for short-term profits, the Fund may engage in short-term trading strategies, and securities may be sold without regard to the length of time held when, in the opinion of the Adviser, investment considerations warrant such action. These policies may have the effect of increasing the annual rate of portfolio turnover of the Fund. Higher rates of portfolio turnover would likely result in higher brokerage commissions and may generate short-term capital gains taxable as ordinary income. If securities are not held for the applicable holding periods, dividends paid on them will not qualify for the advantageous federal tax rates. See “Taxes” in the Fund’s SAI.

There is no assurance what portion, if any, of the Fund’s investments will qualify for the reduced federal income tax rates applicable to qualified dividends under the Code. As a result, there can be no assurance as to what portion of the Fund’s distributions will be designated as qualified dividend income. See “DIVIDENDS, DISTRIBUTIONS AND TAXES.”

Risk Factors [Table Text Block]
RISK FACTORS

An investment in the Fund’s shares is subject to risks. The value of the Fund’s investments will increase or decrease based on changes in the prices of the investments it holds. This will cause the value of the Fund’s shares to increase or decrease. You could lose money by investing in the Fund. By itself, the Fund does not constitute a balanced investment program. Before investing in the Fund you should consider carefully the following risks. There may be additional risks that the Fund does not currently foresee or consider material. You may wish to consult with your legal or tax advisers before deciding whether to invest in the Fund.

Risks Relating to the Fund’s Investments

Real Estate Industry Concentration Risk. The Fund does not invest in real estate directly, but because the Fund concentrates its investments in real estate securities, its portfolio will be significantly impacted by the performance of the real estate market and may experience more volatility and be exposed to greater risk than a more diversified portfolio. In addition, the Fund may invest in real estate equity or debt and therefore may be subject to risks similar to those associated with direct investment in real property. The value of the Fund’s shares will be affected by factors affecting the value of real estate and the earnings of companies engaged in the real estate industry. These factors include, among others: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing and (ix) changes in interest rates. Many real estate companies utilize leverage, which increases investment risk and could adversely affect a company’s operations and market value in periods of rising interest rates. The value of securities of companies in the real estate industry may go through cycles of relative under-performance and over-performance in comparison to equity securities markets in general. To the extent that a significant portion of the Fund is invested directly or indirectly in real estate located in a particular geographic region or in a particular property type, the Fund is subject to greater risks of adverse developments specific to that geographic region or property type.

There are also special risks associated with particular real estate sectors or real estate operations generally, as described below:

Retail Properties. Retail properties are affected by the overall health of the economy and may be adversely affected by, among other things, the growth of alternative forms of retailing, bankruptcy, departure or cessation of operations of a tenant, a shift in consumer demand due to demographic changes, changes in spending patterns and lease terminations. Many retail properties were adversely affected by mandated shutdowns imposed by state and local governments in response to the COVID-19 pandemic. Any additional shutdowns could have a similarly adverse impact. There continues to be uncertainty in the retail environment that could have an adverse impact on the value of retail properties.

Office Properties. Office properties are affected by the overall health of the economy, and other factors such as a downturn in the businesses operated by their tenants, obsolescence and non-competitiveness.

Hospitality Properties. The risks of hotel, motel and similar hospitality properties include, among other things, the necessity of a high level of continuing capital expenditures, competition, increases in operating costs which may not be offset by increases in revenues, dependence on business and commercial travelers and tourism, increases in fuel costs and other expenses of travel, and adverse effects of general and local economic conditions. Hotel properties tend to be more sensitive to adverse economic conditions and competition than many other commercial properties.

Healthcare Properties. Healthcare properties and healthcare providers are affected by several significant factors, including federal, state and local laws governing licenses, certification, adequacy of care, pharmaceutical distribution, rates, equipment, personnel and other factors regarding operations, continued availability of revenue from government reimbursement programs and competition on a local and regional basis. The failure of any healthcare operator to comply with governmental laws and regulations may affect its ability to operate its facility or receive government reimbursements.

Industrial Properties. Industrial properties are affected by the overall health of the economy and other factors such as downturns in the manufacture, processing and shipping of goods.

Multifamily Properties. The value and successful operation of a multifamily property may be affected by a number of factors such as the location of the property, the ability of the management team, the level of mortgage interest rates, the presence of competing properties, adverse economic conditions in the locale, oversupply and rent control laws or other laws affecting such properties. Changes in rent control or rent stabilization laws and regulations could adversely affect property values. Among other consequences, changes in rent control or rent stabilization laws could prevent property owners from raising rents sufficiently to offset increases in operating costs or from removing delinquent tenants. In addition, current or future government initiatives related to COVID-19 may affect the value of investments in multifamily properties, as described further under “Current Conditions” below.

Residential Properties. Residential properties can be significantly affected by the national, regional and local real estate markets. This segment of the real estate industry also is sensitive to interest rate fluctuations which can cause changes in the availability of mortgage capital and directly affect the purchasing power of potential homebuyers. Thus, residential properties can be significantly affected by changes in government spending, interest rates, inflation, consumer confidence, demographic patterns and the level of new and existing home sales. In addition, current or future government initiatives related to COVID-19 may affect the value of investments in residential properties, as described further under “Current Conditions” below.

Shopping Centers. Shopping center properties are dependent upon the successful operations and financial condition of their tenants, particularly certain of their major tenants, and could be adversely affected by bankruptcy of those tenants. In some cases a tenant may lease a significant portion of the space in one center, and the filing of bankruptcy could cause significant revenue loss, including the loss of revenue from smaller tenants with co-tenancy rights. Like others in the commercial real estate industry, community centers are subject to environmental risks and interest rate risk. They also face the need to enter into new leases or renew leases on favorable terms to generate rental revenues. Community center properties could be adversely affected by changes in the local markets where their properties are located, as well as by adverse changes in national economic and market conditions.

Self-Storage Properties. The value and successful operation of a self-storage property may be affected by a number of factors, such as the ability of the management team, the location of the property, the presence of competing properties, changes in traffic patterns and effects of general and local economic conditions with respect to rental rates and occupancy levels.

The following other factors also may contribute to the risk of real estate investments:

Current Conditions. Periods of unusually high financial market volatility and restrictive credit conditions, at times limited to a particular sector or geographic area, have occurred in the past and may be expected to recur in the future. Some countries, including the United States, have adopted or have signaled protectionist trade measures, relaxation of the financial industry regulations that followed the financial crisis, and/or reductions to corporate taxes. Such financial market volatility and restrictive credit conditions has made it more difficult for borrowers to obtain financing or refinancing on attractive terms or at all. In particular, because of rising interest rates and the current conditions in the credit markets, borrowers may be subject to increased interest expenses for borrowed money and tightening underwriting standards. There is also a risk that a general lack of liquidity or other events in the credit markets may adversely affect the ability of issuers in whose securities the Fund invests to finance real estate developments and projects or refinance completed projects.

In addition, geopolitical and other risks, including environmental and public health risks, may add to instability in the world economy and markets generally. As a result of increasingly interconnected global economies and financial markets, the value and liquidity of the Fund’s investments may be negatively affected by events impacting a country or region, regardless of whether the Fund invests in issuers located in or with significant exposure to such country or region.

The outbreak of COVID-19 resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 resulted in travel restrictions, closed international borders, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, defaults and credit downgrades, among other significant economic impacts, all of which have disrupted global economic activity across many industries and may exacerbate other pre-existing political, social and economic risks, locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) are unpredictable and may result in significant and prolonged effects on the Fund’s performance. For example, as a result of the COVID-19 pandemic, during certain time periods most of the Private Investment Funds experienced an increase in redemption requests as investors sought to raise cash and rebalance their portfolios and some Private Investment Funds temporarily suspended their redemption payout while others paid out a pro-rata portion of redemption requests.

Development Issues. Certain real estate companies may engage in the development or construction of real estate properties. These companies in which the Fund invests (“portfolio companies”) are exposed to a variety of risks inherent in real estate development and construction, such as the risk that there will be insufficient tenant demand to occupy newly developed properties, and the risk that prices of construction materials or construction labor may rise materially during the development.

Lack of Insurance. Certain of the Fund’s portfolio companies may fail to carry comprehensive liability, fire, flood, earthquake extended coverage and rental loss insurance, or insurance in place may be subject to various policy specifications, limits and deductibles. Should any type of uninsured loss occur, the portfolio company could lose its investment in, and anticipated profits and cash flows from, a number of properties and, as a result, adversely affect the Fund’s investment performance.

Dependence on Tenants. The value of the Fund’s portfolio companies’ properties and the ability of these companies to make distributions to their shareholders depend upon the ability of the tenants at the properties to generate enough income in excess of their tenant operating expenses to make their lease payments. Changes beyond the control of the Fund’s portfolio companies may adversely affect their tenants’ ability to make their lease payments and, in such event, would substantially reduce both their income from operations and ability to make distributions to the Fund’s portfolio companies and, consequently, the Fund.

Financial Leverage. Real estate companies may be highly leveraged and financial covenants may affect the ability of real estate companies to operate effectively.

Environmental Issues. Property owners could face substantial risk of loss from claims based on environmental problems associated with the real estate underlying the Fund’s investments. For example, in connection with the ownership (direct or indirect), operation, management and development of real properties that may contain hazardous or toxic substances, a portfolio company may be considered an owner, operator or responsible party of such properties and, therefore, may be potentially liable for removal or remediation costs, as well as certain other costs, including governmental fines and liabilities for injuries to persons and property. Furthermore, changes in environmental laws or in the environmental condition of an asset may create liabilities that did not exist at the time of the acquisition of the real property and that could not have been foreseen. In addition, real properties could be affected by undisclosed matters, including, but not limited to, legal easements, breaches of planning, legislation, building regulations and statutory regimes, and duties payable to municipalities and counties. The existence of any such liabilities could have a material adverse effect on the results of operations and cash flow of any such portfolio company and, as a result, the amount available to make distributions on shares of the Fund could be reduced.

Interest Rate Risk. Rising interest rates may cause the value of the Fund’s investments in real estate securities to decline due to higher costs of capital for real estate companies, which could negatively impact a real estate company’s ability to meet its payment obligations. Additionally, real estate companies may use leverage (and some may be highly leveraged), which increases investment risk and the risks normally associated with debt financing and could adversely affect a real estate company’s operations and market value in periods of rising interest rates.

Increases in interest rates also typically lower the present value of a REIT’s future earnings stream, and may make financing property purchases and improvements more costly. The risk of rising interest rates may be greater due to the extended period of historically low rates and anticipated changes in government fiscal policy initiatives. Because the market price of REITs may change based upon investors’ collective perceptions of future earnings, the value of the Fund will generally decline when investors anticipate or experience rising interest rates. The risks associated with rising interest rates are greatly heightened in view of the US Federal Reserve Bank’s decision to raise the federal funds rate and may continue to raise interest rates if considered necessary to reduce inflation to acceptable levels.

Credit Risk. There is a risk that debt issuers will not make payments, resulting in losses to the Fund. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult to sell the security. Default, or the market’s perception that an issuer is likely to default, could reduce the value and liquidity of securities, thereby reducing the value of your investment in Fund shares. In addition, default may cause the Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings.

Mortgage-Backed Securities Risk. Mortgage-backed securities represent an interest in a pool of mortgages. Mortgage-backed securities are based on different types of mortgages, including those on commercial real estate or residential properties. The primary issuers or guarantors of mortgage-backed securities have historically been Fannie Mae, Freddie Mac and the Government National Mortgage Association (“Ginnie Mae”). Other issuers of mortgage-backed securities include commercial banks and other private lenders.

Mortgage-backed securities differ from conventional debt securities because principal is paid back over the life of the security rather than at maturity. The Fund may receive unscheduled prepayments of principal due to voluntary prepayments, refinancing or foreclosure on the underlying mortgage loans. To the Fund this means a loss of anticipated interest, and a portion of its principal investment represented by any premium the Fund may have paid. Mortgage prepayments generally increase when interest rates fall. Because of prepayments, mortgage-backed securities may be less effective than some other types of debt securities as a means of “locking in” long-term interest rates and may have less potential for capital appreciation during periods of falling interest rates. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the existing security.

Mortgage-backed securities also are subject to extension risk. An unexpected rise in interest rates could reduce the rate of prepayments on mortgage-backed securities and extend their life. This could cause the price of the mortgage-backed securities and the Fund’s share price to fall and would make the mortgage-backed securities more sensitive to interest rate changes.

Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default.

The Fund may invest in the residual or equity tranches of mortgage-related securities, which may be referred to as subordinate mortgage-backed securities and interest-only mortgage-backed securities. Subordinate mortgage-backed securities are paid interest only to the extent that there are funds available to make payments. To the extent the collateral pool includes a large percentage of delinquent loans, there is a risk that interest payment on subordinate mortgage-backed securities will not be fully paid. There are multiple tranches of mortgage-backed securities, offering investors various maturity and credit risk characteristics. Tranches are categorized as senior, mezzanine, and subordinated/equity or “first loss,” according to their degree of risk. The most senior tranche of a mortgage-backed security has the greatest collateralization and pays the lowest interest rate. If there are defaults or the collateral otherwise underperforms, scheduled payments to senior tranches take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take precedence over those to subordinated/equity tranches. Lower tranches represent lower degrees of credit quality and pay higher interest rates intended to compensate for the attendant risks. The return on the lower tranches is especially sensitive to the rate of defaults in the collateral pool. The lowest tranche (i.e., the “equity” or “residual” tranche) specifically receives the residual interest payments (i.e., money that is left over after the higher tranches have been paid and expenses of the issuing entities have been paid) rather than a fixed interest rate. The Fund expects that investments in subordinate mortgage-backed securities will be subject to risks arising from delinquencies and foreclosures, thereby exposing its investment portfolio to potential losses. Subordinate securities of mortgage-backed securities are also subject to greater credit risk than those mortgage-backed securities that are more highly rated.

REIT Risk. Investments (directly or indirectly) in REITs subject the Fund to various risks. REIT share prices typically decline because of adverse developments affecting the real estate industry and real property values. In general, real estate values are affected by a variety of factors, including supply and demand for properties, the economic health of the country or of different regions, and the strength of specific industries that rent properties. REITs often invest in highly leveraged properties. Returns from REITs, which typically are small or medium capitalization stocks, may trail returns from the overall stock market. In addition, changes in interest rates may hurt real estate values or make REIT shares less attractive than other income- producing investments. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.

Qualification as a REIT under the Code in any particular year is a complex analysis that depends on a number of factors. There can be no assurance that an entity in which the Fund invests with the expectation that it will be taxed as a REIT will, in fact, qualify as a REIT. An entity that fails to qualify as a REIT would be subject to a corporate level tax, would not be entitled to a deduction for dividends paid to its shareholders and would not pass through to its shareholders the character of income earned by the entity. If the Fund were to invest in an entity that failed to qualify as a REIT, such failure could significantly reduce the Fund’s yield on that investment. REITs can be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs invest primarily in real property and earn rental income from leasing those properties. They may also realize gains or losses from the sale of properties. Equity REITs will be affected by conditions in the real estate rental market and by changes in the value of the properties they own. Mortgage REITs invest primarily in mortgages and similar real estate interests and receive interest payments from the owners of the mortgaged properties. Mortgage REITs will be affected by changes in creditworthiness of borrowers and changes in interest rates. Hybrid REITs invest both in real property and in mortgages. Equity and mortgage REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects.

Dividends paid by REITs generally will not qualify for the reduced U.S. federal income tax rates applicable to qualified dividends under the Code. See “DIVIDENDS, DISTRIBUTIONS AND TAXES” below. The Fund’s investments in REITs may include an additional risk to shareholders. Some or all of a REIT’s annual distributions to its investors may constitute a non-taxable return of capital. Any such return of capital will generally reduce the Fund’s basis in the REIT investment, but not below zero. To the extent the distributions from a particular REIT exceed the Fund’s basis in such REIT, the Fund will generally recognize gain. In part because REIT distributions often include a nontaxable return of capital, Fund distributions to shareholders may also include a nontaxable return of capital. Shareholders that receive such a distribution will also reduce their tax basis in their shares of the Fund, but not below zero. To the extent the distribution exceeds a shareholder’s basis in the Fund’s shares, such shareholder will generally recognize a capital gain. The Fund does not have any investment restrictions with respect to investments in REITs.

REOC Risk. REOCs, like REITs, expose the Fund to the risks of the real estate market. These risks can include fluctuations in the value of underlying properties; destruction of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in vacancies; competition; property taxes; capital expenditures, or operating expenses; and other economic, political or regulatory occurrences affecting the real estate industry. REOCs are also affected by risks similar to investments in debt securities, including changes in interest rates and the quality of credit extended. REOCs require specialized management and pay management expenses; may have less trading volume; may be subject to more abrupt or erratic price movements than the overall securities markets; and may invest in a limited number of properties, in a narrow geographic area, or in a single property type which increase the risk that the portfolio could be unfavorably affected by the poor performance of a single investment or investment type. In addition, defaults on or sales of investments that the REOC holds generally reduce the cash flow needed to make distributions to investors.

Underlying Funds Risk. The Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and also may be higher than other funds that invest directly in securities. The Underlying Funds are subject to specific risks, depending on the nature of the specific Underlying Fund. The Fund’s performance depends in part upon the performance of the Underlying Fund managers and selected strategies, the adherence by such Underlying Fund managers to such selected strategies, the instruments used by such Underlying Fund managers and the Adviser’s ability to select Underlying Fund managers and strategies and effectively allocate Fund assets among them. Investments in ETFs and closed-end funds cause the Fund to incur brokerage expenses. Additionally, the market value of shares of Underlying Funds that are closed-end funds may differ from their net asset value. This difference in price may be due to the fact that the supply and demand in the market for fund shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Separately, Index Fund returns are typically lower than their respective index because of fees and expenses and are subject to investment strategy induced tracking risk.

Use of Leverage by Underlying Funds. The Underlying Funds in which the Fund invests may utilize financial leverage. The Underlying Funds may be able to borrow, subject to the limitations of their charters and operative documents. In the case of Private Investment Funds, such funds are not subject to the limitations imposed by the 1940 Act regarding the use of leverage with respect to which registered investment companies, including the Fund, are subject. Underlying Funds typically will hold their investments in entities organized as REITs, corporations or other entities and this may allow the Fund’s risk of loss to be limited to the amount of its investment in the Underlying Fund. While leverage presents opportunities for increasing the Fund’s total return, it has the effect of potentially increasing losses as well.

Private Investment Fund Risk. The Fund’s investment in Private Investment Funds will require it to bear a pro rata share of the vehicles’ expenses, including management and performance fees. The fees the Fund pays to invest in a Private Investment Fund may be higher than if the manager of the Private Investment Fund managed the Fund’s assets directly. The incentive fees paid by certain Private Investment Funds potentially create an incentive for its manager to make investments that are riskier and/or more speculative than those it might have made in the absence of an incentive fee. Private Investment Funds are not publicly traded and therefore may not be as liquid as other types of investments. Furthermore, Private Investment Funds, like the other Underlying Funds in which the Fund may invest, are subject to specific risks, depending on the nature of the vehicle and also may employ leverage such that their returns are more than one times that of their benchmark which will amplify losses suffered by the Fund when compared to unleveraged investments. For example, the Private Investment Funds need not have independent boards, shareholder approval of advisory contracts may not be required, they may leverage to an unlimited extent, and they may engage in joint transactions with affiliates. The majority of Private Investment Funds permit redemptions only quarterly (the others are more frequent) and these withdrawal limitations restrict the Adviser’s ability to terminate investments in Private Investment Funds. With respect to the frequency and amounts of redemptions paid to the Fund, there is no guarantee that the Fund will be paid all or any of the redemption amount at the time requested. Further, each of the Private Investment Funds can suspend redemptions or pay a pro-rata portion of redemption requests if the general partner or its respective board deems it in the best interest of its shareholders. If values are falling, the Fund may not be able to sell its Private Investment Funds and the value of Fund shares will decline. These characteristics present additional risks for shareholders.

Valuation of Private Investment Funds. While the valuation of the Fund’s publicly-traded securities are more readily ascertainable, the Fund’s ownership interests in Private Investment Funds are not publicly traded. Accordingly, the Adviser may consider information provided by the institutional asset manager to a Private Investment Fund to determine the estimated value of the Fund’s investment therein. Moreover, the valuation of the Fund’s investment in a Private Investment Fund, as provided by an institutional asset manager as of a specific date, may vary from the actual sale price that may be obtained if such investment were sold to a third party, if a secondary market for such investment existed. For information about the value of the Fund’s investment in Private Investment Funds, the Adviser will be dependent on information provided by the Private Investment Funds, including quarterly unaudited financial statements which if inaccurate could adversely affect the Adviser’s ability to value accurately the Fund’s shares.

There can be no assurance that the stated NAV of the Fund, as calculated based on such information, will be accurate on any given date, nor can there be any assurance that the sale of any property would be at a price equivalent to the last estimated value of such property. If at any time the stated NAV of the Fund is lower than its true value, those investors who have their Fund shares repurchased at such time will be underpaid and investors who retain their Fund shares would be adversely affected if more shares were to be issued at the low price than are repurchased at that price. Conversely, if the Fund’s stated NAV is higher than its true value, those investors who purchase Fund shares at such time will overpay, and if repurchases of Fund shares based on a high stated NAV were to exceed purchases of shares at that value, investors who do not have their Fund shares repurchased will be adversely affected. In addition, investors would be adversely affected by higher fees payable to the Adviser if the gross asset value of the Fund is overstated.
The NAV of the Fund, as determined based on the fair value of its investments in Private Investment Funds, may vary from the amount the Fund would realize on the withdrawal of its investments from the Private Investment Funds. This could adversely affect shareholders whose Fund shares are repurchased as well as new shareholders and remaining shareholders. For example, in certain cases, the Fund might receive less than the fair value of its investment in connection with its withdrawal of its investment from a Private Investment Fund, resulting in a dilution of the value of the Fund shares of shareholders who do not tender their shares in any coincident tender offer and a windfall to tendering shareholders; in other cases, the Fund might receive more than the fair value of its investment, resulting in a windfall to shareholders remaining in the Fund, but a shortfall to tendering shareholders.

Shareholders in the Fund have no individual right to receive information about the Private Investment Funds or the underlying institutional managers, will not be shareholders in the Private Investment Funds, and will have no rights with respect to or standing or recourse against the Private Investment Funds, underlying institutional managers or any of their respective affiliates.

Preferred Securities Risk. There are various risks associated with investing in preferred securities, including credit risk, interest rate risk, deferral and omission of distributions, subordination to bonds and other debt securities in a company’s capital structure, limited liquidity, limited voting rights and special redemption rights. Interest rate risk is, in general, the risk that the price of a debt security falls when interest rates rise. Securities with longer maturities tend to be more sensitive to interest rate changes. Credit risk is the risk that an issuer of a security may not be able to make principal and interest or dividend payments on the security as they become due. Holders of preferred securities may not receive dividends, or the payment can be deferred for some period of time. In bankruptcy, creditors are generally paid before the holders of preferred securities.

Convertible Securities Risk. Convertible securities are hybrid securities that have characteristics of both bonds and common stocks and are subject to risks associated with both debt securities and equity securities. Convertible securities are similar to fixed income securities because they usually pay a fixed interest rate (or dividend) and are obligated to repay principal on a given date in the future. The market value of fixed income and preferred securities tends to decline as interest rates increase and tends to increase as interest rates decline. Convertible securities have characteristics of a fixed income security and are particularly sensitive to changes in interest rates when their conversion value is lower than the value of the bond or preferred share. Fixed income and preferred securities also are subject to credit risk, which is the risk that an issuer of a security may not be able to make principal and interest or dividend payments on the security as they become due. Fixed income and preferred securities also may be subject to prepayment or redemption risk. If a convertible security held by the Fund is called for redemption, the Fund will be required to surrender the security for redemption, convert it into the issuing company’s common stock or cash or sell it to a third party at a time that may be unfavorable to the Fund. In addition, the Fund may invest in fixed income and preferred securities rated less than investment grade that are sometimes referred to as high yield or “junk bonds.” These securities are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality securities. Such securities also may be subject to resale restrictions. The lack of a liquid market for these securities could decrease the Fund’s share price. Convertible securities have characteristics similar to common stocks especially when their conversion value is the same as the value of the bond or preferred share. The price of equity securities may rise or fall because of economic or political changes. Stock prices in general may decline over short or even extended periods of time. Market prices of equity securities in broad market segments may be adversely affected by a prominent issuer having experienced losses or by the lack of earnings or such an issuer’s failure to meet the market’s expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer, such as changes in interest rates.

Fixed Income Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

High Yield Securities Risk. High yield debt securities (including loans) and unrated securities of similar credit quality (“high yield debt instruments” or “junk bonds”) involve greater risk of a complete loss of the Fund’s investment, or delays of interest and principal payments, than higher-quality debt securities. Issuers of high yield debt instruments are not as strong financially as those issuing securities of higher credit quality. High yield debt instruments are generally considered predominantly speculative by the applicable rating agencies as their issuers are more likely to encounter financial difficulties and are more vulnerable to changes in the relevant economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments when due. If an issuer stops making interest and/or principal payments, payments on the securities may never resume. These instruments may become worthless and the Fund could lose its entire investment.

The prices of high yield debt instruments generally fluctuate more than higher-quality securities. Prices are especially sensitive to developments affecting the issuer’s business or operations and to changes in the ratings assigned by rating agencies. In addition, the entire high yield debt market can experience sudden and sharp price swings due to changes in economic conditions, stock market activity, large sustained sales by major investors, a high-profile default, or other factors. Prices of corporate high yield debt instruments often are closely linked with the company’s stock prices and typically rise and fall in response to factors that affect stock prices.

High yield debt instruments are generally less liquid than higher-quality securities. Many of these securities are not registered for sale under the federal securities laws and/or do not trade frequently. When they do trade, their prices may be significantly higher or lower than expected. At times, it may be difficult to sell these securities promptly at an acceptable price, which may limit the Fund’s ability to sell securities in response to specific economic events or to meet repurchase requests. As a result, high yield debt instruments generally pose greater illiquidity and valuation risks.

Substantial declines in the prices of high yield debt instruments can dramatically increase the yield of such bonds or loans. The decline in market prices generally reflects an expectation that the issuer(s) may be at greater risk of defaulting on the obligation to pay interest and principal when due. Therefore, substantial increases in yield may reflect a greater risk by the Fund of losing some or part of its investment rather than reflecting any increase in income from the higher yield that the debt security or loan may pay to the Fund on its investment.

Other Risks of Investing in the Fund

Minimal Capitalization Risk. The Fund is not obligated to raise any specific amount of capital pursuant to this offering. There is a risk that the amount of capital actually raised by the Fund through the offering of its shares may be insufficient to continue operations or allow the Fund to realize its investment objective. An inability to raise sufficient capital may adversely affect the Fund’s financial condition, liquidity and results of operations, as well as its compliance with regulatory requirements. Further, if the Fund fails to achieve its estimated size and the Expense Limitation Agreement with the Adviser is terminated, expenses will be higher than expected.

Delayed Use of Proceeds Risk. Pending investment of the net proceeds in accordance with the Fund’s investment objective and policies, the Fund expects to invest all or a portion of such proceeds in money market funds or high quality short-term debt securities, or hold cash. The Fund may be prevented from achieving its investment objective during any time in which the Fund’s assets are not substantially invested in accordance with its principal investment strategies.

Large Shareholder Risk. To the extent a large proportion of the shares of the Fund are held by a small number of shareholders (or a single shareholder), including affiliates of the Adviser, the Fund is subject to the risk that these shareholders will purchase or redeem Fund shares in large amounts rapidly. These transactions could adversely affect the ability of the Fund to conduct its investment program. Furthermore, it is possible that in response to a Repurchase Offer, the total amount of shares tendered by a small number of shareholders (or a single shareholder) may exceed the number of shares that the Fund has offered to repurchase. If a Repurchase Offer is oversubscribed by shareholders, the Fund will repurchase only a pro rata portion of shares tendered by each shareholder. See “Repurchase Offer Risk” below.

Allocation Risk. The ability of the Fund to achieve its investment objective depends, in part, on the ability of the Adviser to allocate effectively the Fund’s assets among the various Private Investment Funds, Public Investment Funds, Public REITs, Private REITs and REOCs in which the Fund invests and, with respect to each such asset class, among equities and fixed income securities. There can be no assurance that the actual allocations will be effective in achieving the Fund’s investment objective or delivering positive returns.

Lack of Control Over Private Investment Funds and Other Portfolio Investments. Once the Adviser has selected Underlying Funds, the Adviser will have no control over the investment decisions made by any such Underlying Fund although the Adviser will evaluate regularly each Underlying Fund and its manager to determine whether their respective investment programs are consistent with the Fund’s investment objective. Even though the Underlying Funds are subject to certain constraints, the managers may change aspects of their investment strategies. The managers may do so at any time (for example, such change may occur immediately after providing the Adviser with the quarterly unaudited financial information for a Private Investment Fund). The Adviser may reallocate the Fund’s investments among the Underlying Funds, but the Adviser’s ability to do so may be constrained by the withdrawal limitations imposed by the Underlying Funds, which may prevent the Fund from reacting rapidly to market changes should an Underlying Fund fail to effect portfolio changes consistent with such market changes and the demands of the Adviser. Such withdrawal limitations may also restrict the Adviser’s ability to terminate investments in Underlying Funds that are poorly performing or have otherwise had adverse changes. The Adviser will be dependent on information provided by the Underlying Fund, including quarterly unaudited financial statements, which if inaccurate could adversely affect the Adviser’s ability to manage the Fund’s investment portfolio in accordance with its investment objective. By investing in the Fund, a shareholder will not be deemed to be an investor in any Underlying Fund and will not have the ability to exercise any rights attributable to an investor in any such Underlying Fund related to their investment. In addition, shareholders in the Fund shall not be entitled to rely upon any written or oral information from any Underlying Fund, Underlying Fund manager or their respective affiliates.

Issuer and Non-Diversification Risk. The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. Because the Fund is non-diversified, its performance is more sensitive to the negative performance of any single issuer and any single economic, business, political or regulatory occurrence than the performance of a diversified investment company. The value of an issuer’s securities that are held in the Fund’s portfolio may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Liquidity Risk. The Fund is a closed-end investment company structured as an “interval fund” and is designed for long-term investors. Unlike many closed-end investment companies, the Fund’s shares are not listed on any securities exchange and are not publicly traded. There is no secondary market for the Fund’s shares and the Adviser does not expect that a secondary market will develop. Limited liquidity is provided to shareholders only through the Fund’s quarterly Repurchase Offers for no less than 5% of the Fund’s shares outstanding at NAV. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly Repurchase Offer. The Fund’s investments are also subject to liquidity risk. Liquidity risk exists when particular investments of the Fund would be difficult to sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. Underlying Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.
For information about selling your shares in the Fund, see “PERIODIC OFFERS TO REPURCHASE SHARES” below.

Management Risk. The Fund’s NAV changes daily based on the performance of the securities in which it invests. The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular real estate segment and securities in which the Fund invests may prove to be incorrect and may not produce the desired results.

Market Risk. An investment in the Fund’s shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Fund’s shares represents an indirect investment in the securities owned by the Fund. The value of these securities may move up or down, sometimes rapidly and unpredictably. The market value of the Fund’s investments may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause an investment to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. U.S. and international markets have experienced, and may continue to experience, volatility, which may increase risks associated with an investment in the Fund. Certain social, political, economic, environmental and other conditions and events (such as natural disasters and weather-related phenomena generally, epidemics and pandemics such as COVID-19, war, terrorism, conflicts and social unrest) may adversely interrupt the global economy and result in prolonged periods of significant market volatility. The market value of securities in which the Fund invests is based upon the market’s perception of value and is not necessarily an objective measure of the securities’ value. In some cases, for example, the stock prices of individual companies have been negatively impacted even though there may be little or no apparent degradation in the financial condition or prospects of the issuers. Similarly, the debt markets have experienced substantially lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default, and valuation difficulties. As a result of this significant volatility, many of the following risks associated with an investment in the Fund may be increased. Continuing market volatility may have adverse effects on the Fund.

Not a Complete Investment Program. An investment in the Fund should not be considered a complete investment program. Each investor should take into account the Fund’s investment objective and other characteristics, as well as the investor’s other investments, when considering an investment in the Fund.

Correlation Risk. The Fund seeks to produce returns that are less correlated to the broader financial markets. Although the prices of equity securities and fixed income securities, as well as other asset classes, often rise and fall at different times so that a fall in the price of one may be offset by a rise in the price of the other, in down markets the prices of these securities and asset classes can also fall in tandem. Because the Fund allocates its investments among different asset classes, the Fund is subject to correlation risk.

Repurchase Offer Risk. The Fund’s NAV may decline as a result of the Fund’s having to hold additional cash and/or sell portfolio securities to raise cash in order to repurchase its shares in a Repurchase Offer. Selling portfolio securities may cause the market prices of these securities and hence the Fund’s NAV to decline. If such a decline occurs, the Fund cannot predict its magnitude or whether such a decline would be temporary or continue until or beyond the date that is the deadline to tender shares for a given Repurchase Offer. Because the price per share to be paid in the Repurchase Offer will depend upon the NAV per share as determined on the actual pricing date, the sales proceeds received by tendering shareholders would be reduced if the decline continued until the actual pricing date. In addition, the sale of portfolio securities will increase the Fund’s transaction expenses and the Fund may receive proceeds from the sale of portfolio securities that are less than their valuations by the Fund.

During the Repurchase Offer period, the Fund may be unable to sell liquid portfolio securities it would otherwise choose to sell during the period. The Fund is required to maintain liquid assets (including through access to a line of credit) equal to at least the number of shares that the Fund will offer to repurchase between 5% and 25% of the Fund’s shares outstanding, as required by Rule 23c-3 under the 1940 Act. Accordingly, due to a Repurchase Offer, the Fund’s NAV per share may decline more than it otherwise might, thereby reducing the amount of proceeds received by tendering shareholders and the NAV per share for non-tendering shareholders. In addition, shareholders may not be able to liquidate all shares of the Fund they have tendered during a Repurchase Offer if the total amount of shares tendered by shareholders exceeds the number of shares that the Fund has offered to repurchase. If a Repurchase Offer is oversubscribed by shareholders, the Fund will repurchase only a pro rata portion of shares tendered by each shareholder. Therefore, the Fund is designed primarily for long-term investors.

Distribution Policy Risk. The Fund’s distribution policy is to make quarterly distributions to shareholders. All or a portion of a distribution may consist solely of a return of capital (i.e., from your original investment) and not a return of net profit. Shareholders should not assume that the source of a distribution from the Fund is net profit. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares. Shareholders should not confuse a return of capital distribution with “dividend yield,” “profit” or “total return.”

Borrowing and Leverage Risk. The Fund is permitted to use leverage by borrowing. Leverage is a speculative technique that exposes the Fund to greater risk and increased costs than if it were not implemented. There is no guarantee that the Fund will use leverage, or that the Fund’s leveraging strategy will be successful. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage. As a result, leverage may cause greater volatility in the Fund’s NAV, market price and the level of the Fund’s distributions. Also, if the Fund is utilizing leverage, a decline in NAV could affect the ability of the Fund to make distributions and such a failure to make distributions could result in the Fund ceasing to qualify as a regulated investment company under the Code. The Fund will also have to pay interest on its leverage, which may reduce the return on Fund shares. This interest expense may be greater than the Fund’s return on the underlying investment.

The 1940 Act and the SEC’s current rules, exemptions and interpretations thereunder, permit the Fund to borrow up to one-third of the value of its total assets (including the amount borrowed, but less all liabilities and indebtedness not represented by senior securities) from banks. The Fund is required to maintain continuous asset coverage of at least 300% with respect to such borrowings and to reduce the amount of its borrowings (within three days excluding Sundays and holidays) to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise. In the event that the Fund is required to reduce its borrowings, it may have to sell portfolio holdings, even if such sale of the Fund’s holdings would be disadvantageous from an investment standpoint. Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities on the Fund’s NAV, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances), which may or may not exceed the income or gains received from the securities purchased with borrowed funds.

Cyber Security Risk. As all financial services firms continue to face increased security threats, the Fund will face greater operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption, or lose operational capacity. This in turn could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures, and/or financial loss. Cyber security threats may result from unauthorized access to the Fund’s digital information systems (e.g., through “hacking” or malicious software coding), but may also result from outside attacks such as denial-of- service attacks (i.e., efforts to make network services unavailable to intended users). In addition, because the Fund works closely with third-party service providers (e.g., administrators, transfer agents, custodians and sub-advisers), cyber security breaches at such third-party service providers may subject the Fund to many of the same risks associated with direct cyber security breaches. The same is true for cyber security breaches at any of the issuers in which the Fund may invest. While the Fund has established risk management systems designed to reduce the risks associated with cyber security, there can be no assurance that such measures will succeed.

Possible Risk of Conflicts
Possible Competition Between Underlying Funds and Between the Fund and the Underlying Funds. The Underlying Funds trade independently of each other and may pursue investment strategies that “compete” with each other for execution or that cause the Fund to participate in positions that offset each other (in which case the Fund would bear its pro rata share of commissions and fees without the potential for a profit). Also, the Fund’s investments in any particular Underlying Fund could increase the level of competition for the same trades that other Underlying Funds might otherwise make, including the priorities of order entry. This could make it difficult or impossible to take or liquidate a position in a particular security at a price consistent with the Adviser’s strategy.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
CAPITAL STRUCTURE

The Fund is an unincorporated statutory trust established under the laws of the State of Delaware upon the filing of a Certificate of Trust with the Secretary of State of Delaware on December 2, 2016. The Fund’s Declaration of Trust (the “Declaration of Trust”) provides that the Trustees of the Fund may authorize separate classes of shares of beneficial interest. The Trustees have authorized an unlimited number of shares. The Fund does not intend to hold annual meetings of its shareholders.

Set forth below is a chart describing shares outstanding as of June 30, 2025:

(1) Title of Class	(2) Amount Authorized	(3) Amount Held by Registrant or for its Account	(4) Amount Outstanding Exclusive of Amount Shown Under (3)
Class I shares	Unlimited	None	9,718,422.248
Class L shares	Unlimited	None	8,163.028

Shares

The Declaration of Trust, which has been filed with the SEC, permits the Fund to issue an unlimited number of full and fractional shares of beneficial interest, no par value. Each share of the Fund represents an equal proportionate interest in the assets of the Fund with each other share in the Fund. Holders of shares will be entitled to the payment of dividends when, as and if declared by the Board. The Fund currently intends to make dividend distributions to its shareholders after payment of Fund operating expenses including interest on outstanding borrowings, if any, no less frequently than quarterly. Unless the registered owner of shares elects to receive cash, all dividends declared on shares will be automatically reinvested for shareholders in additional shares of the Fund. See “DIVIDENDS, DISTRIBUTIONS AND TAXES––Distributions–– Dividend Reinvestment Policy.” The 1940 Act may limit the payment of dividends to the holders of shares. Each whole share shall be entitled to one vote as to matters on which it is entitled to vote pursuant to the terms of the Declaration of Trust on file with the SEC. Upon liquidation of the Fund, after paying or adequately providing for the payment of all liabilities of the Fund, and upon receipt of such releases, indemnities and refunding agreements as they deem necessary for their protection, the Trustees may distribute the remaining assets of the Fund among its shareholders. The shares are not liable to further calls or to assessment by the Fund. There are no pre-emptive rights associated with the shares. The Declaration of Trust provides that the Fund’s shareholders are not liable for any liabilities of the Fund. Although shareholders of an unincorporated statutory trust established under Delaware law, in certain limited circumstances, may be held personally liable for the obligations of the Fund as though they were general partners, the provisions of the Declaration of Trust described in the foregoing sentence make the likelihood of such personal liability remote.

The Fund generally will not issue share certificates. However, upon written request to the Fund’s transfer agent, a share certificate may be issued at the Board’s discretion for any or all of the full shares credited to an investor’s account. Share certificates that have been issued to an investor may be returned at any time. The Fund’s transfer agent will maintain an account for each shareholder upon which the registration of shares are recorded, and transfers, permitted only in rare circumstances, such as death or bona fide gift, will be reflected by bookkeeping entry, without physical delivery. The Fund’s transfer agent will require that a shareholder provide requests in writing, accompanied by a valid signature guarantee form, when changing certain information in an account such as wiring instructions or telephone privileges.

Security Dividends [Text Block]	Holders of shares will be entitled to the payment of dividends when, as and if declared by the Board. The Fund currently intends to make dividend distributions to its shareholders after payment of Fund operating expenses including interest on outstanding borrowings, if any, no less frequently than quarterly. Unless the registered owner of shares elects to receive cash, all dividends declared on shares will be automatically reinvested for shareholders in additional shares of the Fund.
Security Voting Rights [Text Block]	Each whole share shall be entitled to one vote as to matters on which it is entitled to vote pursuant to the terms of the Declaration of Trust on file with the SEC.
Security Liquidation Rights [Text Block]	Upon liquidation of the Fund, after paying or adequately providing for the payment of all liabilities of the Fund, and upon receipt of such releases, indemnities and refunding agreements as they deem necessary for their protection, the Trustees may distribute the remaining assets of the Fund among its shareholders.
Security Preemptive and Other Rights [Text Block]	There are no pre-emptive rights associated with the shares.
Security Obligations of Ownership [Text Block]	The Declaration of Trust provides that the Fund’s shareholders are not liable for any liabilities of the Fund. Although shareholders of an unincorporated statutory trust established under Delaware law, in certain limited circumstances, may be held personally liable for the obligations of the Fund as though they were general partners, the provisions of the Declaration of Trust described in the foregoing sentence make the likelihood of such personal liability remote.
Other Security, Description [Text Block]
Repurchase Dates

Once each quarter, the Fund will offer to repurchase at net asset value no less than 5% of the outstanding shares of the Fund, unless such offer is suspended or postponed in accordance with regulatory requirements (as discussed below). Shares will be repurchased at the NAV per share determined as of the close of regular trading on the NYSE no later than the 14th day after the Repurchase Request Deadline (defined below), or the next business day, if the 14th day is not a business day. The Board may establish other policies for repurchases of shares that are consistent with the 1940 Act, and other pertinent laws.

Repurchase Request Deadline

The “Repurchase Request Deadline” is the date by which shareholders wishing to tender shares for repurchase must respond to the Repurchase Offer. When a Repurchase Offer commences, the Fund sends, at least 21 days before the Repurchase Request Deadline, written notice to each shareholder setting forth, among other things:

•Detailed instructions for how to tender shares.
•The percentage of outstanding shares that the Fund is offering to repurchase (the “Repurchase Amount”) and the procedures for how the Fund will purchase shares on a pro rata basis if the offer is oversubscribed.
•The date on which a shareholder’s repurchase request is due (i.e., the Repurchase Request Deadline).
•The date that will be used to determine the Fund’s NAV applicable to the repurchase offer (the “Repurchase Pricing Date”).
•The date by which the Fund will pay to shareholders the proceeds from their shares accepted for repurchase (the “Repurchase Payment Deadline”).
•A statement that the NAV may fluctuate between the Repurchase Request Deadline and the Repurchase Pricing Date, if such dates do not coincide, and the possibility that the Fund may use an earlier Repurchase Pricing Date than the latest possible Repurchase Pricing Date under certain circumstances.
•The procedures by which shareholders may tender their shares and the right of shareholders to withdraw or modify their tenders before the Repurchase Request Deadline.
•The circumstances in which the Fund may suspend or postpone the Repurchase Offer.

This notice may be included in a shareholder report or other Fund document. The Repurchase Request Deadline will be strictly observed. If a shareholder fails to submit a repurchase request in good order by the Repurchase Request Deadline, the shareholder will be unable to liquidate shares until a subsequent repurchase offer, and will have to resubmit a request in the next repurchase offer. Shareholders may withdraw or change a repurchase request with a proper instruction submitted in good form at any point before the Repurchase Request Deadline.

Repurchase Amounts

The Board, in its sole discretion, will determine the Repurchase Offer Amount for a given Repurchase Request Deadline. It is expected that each Repurchase Offer Amount will be approximately 5–10% of the Fund’s outstanding shares, subject to applicable law and to approval of the Board. In all cases each Repurchase Offer Amount will be at least 5% and not more than 25% of the Fund’s outstanding shares, as required by Rule 23c-3 under the 1940 Act.

If shareholders tender more than the Repurchase Offer Amount for a given Repurchase Offer, the Fund may repurchase, at the sole discretion of the Board, an additional amount of shares not exceeding 2% of the Fund shares outstanding on the Repurchase Request Deadline. If Fund shareholders tender more shares than the Fund decides to repurchase, whether the Repurchase Offer Amount or the Repurchase Offer Amount plus the 2% additional shares, the Fund will repurchase the shares on a pro rata basis, rounded down to the nearest full share. The Fund may, however, accept all Fund shares tendered by shareholders who own less than one hundred shares and who tender all their shares, before accepting on a pro rata basis shares tendered by other shareholders. In addition, if a repurchase offer is oversubscribed, the Fund may offer to repurchase additional shares in an amount determined that are tendered by an estate (an “Estate Offer”). Depending upon the liquidity available in the Fund, the Fund may, in its discretion, limit the number of additional shares repurchased in this manner to no more than 0.10% of its outstanding shares. In the event Estate Offers exceed the 0.10% limit, Estate Offer repurchases will be made on a pro rata basis among Estate Offer participants. As a result, there can be no assurance that the Fund will be able to repurchase all of the shares tendered in an Estate Offer. Any person who wishes to request that the Fund repurchase their shares pursuant to the Estate Offer should instruct their authorized intermediary or investment adviser or, if they hold their shares directly through the Fund’s transfer agent, the transfer agent, to indicate to the Fund that they are eligible for such treatment. If the Fund repurchases any shares pursuant to an Estate Offer, this will not affect the number of shares that it repurchases from other shareholders in the quarterly repurchase offers.
Repurchase Price

The date on which the repurchase price for shares is determined will be no later than the 14th day after the Repurchase Request Deadline (or the next business day, if the 14th day is not a business day). The Fund will distribute payment to shareholders no later than seven (7) calendar days after such date. The Fund’s NAV per share may change materially between the date a repurchase offer is mailed and the Repurchase Request Deadline, and it may also change materially between the Repurchase Request Deadline and repurchase pricing date. The method by which the Fund calculates NAV is discussed above under “DETERMINATION OF NET ASSET VALUE.” During the period an offer to repurchase is open, shareholders may obtain the current NAV by calling the Fund’s transfer agent at (833) 877-3863.

Suspension or Postponement of Repurchase Offer

The Fund will not suspend or postpone a Repurchase Offer except if a majority of the Board, including a majority of the Board members who are not “interested persons” of the Fund, as defined in the 1940 Act (Independent Trustees), vote to do so, and only (a) if the Repurchase Offer would cause the Fund to lose its status as a regulated investment company under Subchapter M of the Code; (b) for any period during which the New York Stock Exchange or any market in which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted; (c) for any period during which any emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund to fairly determine its NAV; or (d) for such other periods as the SEC may by order permit for the protection of shareholders of the Fund. The Fund will send to its shareholders notice of any suspension or postponement and notice of any renewed Repurchase Offer after a suspension or postponement.

Special Considerations of Repurchases

Because there likely will not be a secondary market for shares, quarterly and any additional discretionary Repurchase Offers will provide the only source of liquidity for shareholders. If a secondary market were to develop for shares, however, the market price per share of the shares could, at times, vary from the NAV per share. A number of factors could cause these differences, including relative demand and supply of shares and the performance of the Fund. Repurchase Offers for shares at NAV would be expected to reduce any spread or gap that might develop between NAV and market price. However, there is no guarantee that these actions would cause shares to trade at a market price that equals or approximates NAV per share.

Although the Board believes that Repurchase Offers will generally benefit shareholders, the Fund’s repurchase of shares will decrease the Fund’s total assets. The Fund’s expense ratio also may increase as a result of Repurchase Offers (assuming the repurchases are not offset by the issuance of additional shares). Such Repurchase Offers also may result in less investment flexibility for the Fund depending on the number of shares repurchased and the success of the Fund’s continuous offering of shares. In addition, when the Fund borrows money for the purpose of financing the repurchase of shares in a Repurchase Offer, interest on the borrowings will reduce the Fund’s net investment income. It is the Board’s announced policy (which the Board may change) not to repurchase shares in a Repurchase Offer over the minimum amount required by the Fund’s fundamental policies regarding Repurchase Offers if the Board determines that the repurchase is not in the Fund’s best interest. Also, the size of any particular Repurchase Offer may be limited (above the minimum amount required for the Fund’s fundamental policies) for the reasons discussed above or as a result of liquidity concerns.

To complete a Repurchase Offer for the repurchase of shares, the Fund may be required to sell portfolio securities. This may cause the Fund to realize gains or losses at a time when the Adviser would otherwise not do so.

The Board will consider other means of providing liquidity for shareholders if Repurchase Offers are ineffective in enabling the Fund to repurchase the amount of shares tendered by shareholders. These actions may include an evaluation of any secondary market that may exist for shares, and a determination of whether that market provides liquidity for shareholders. If the Board determines that a secondary market (if any) has failed to provide liquidity for shareholders, the Board may consider other available options to provide liquidity. One possibility that the Board may consider is listing the shares on a major domestic stock exchange or arranging for the quotation of shares on an over-the-counter market. Alternatively, the Fund might repurchase shares periodically in open market or private transactions, provided the Fund can do so on favorable investment terms. The Board will cause the Fund to take action the Board deems necessary or appropriate to provide liquidity for the shareholders in light of the specific facts and circumstances.

The Fund’s repurchase of tendered shares is a taxable event to shareholders. The Fund will pay all costs and expenses associated with the making of any Repurchase Offer. An early withdrawal charge will be imposed on certain shares that have been accepted for repurchase pursuant to a Repurchase Offer, subject to certain waivers. In accordance with applicable rules of the SEC in effect at the time of the offer, the Fund also may make other offers to repurchase shares that it has issued.

Selling Shares in Writing

Written instructions with respect to your tender of shares in a Repurchase Offer must be completed in the manner described, and on the appropriate forms included, in the notification to shareholders of the Repurchase Offer.

Sometimes, to protect you and the Fund we will need written instructions signed by all registered owners, with a signature guarantee for each owner, if:

•you are selling more than $100,000 worth of shares;
•you want your proceeds paid to someone who is not a registered owner; or
•you want to send your proceeds somewhere other than the address of record, or preauthorized bank or brokerage firm account.

We also may require a signature guarantee when: we receive instructions from an agent, not the registered owners; you want to send your proceeds to a bank account that was added or changed on your account without a signature guarantee within the last 15 days; you want to send proceeds to your address that was changed without a signature guarantee within the last 15 days; or we believe it would protect the Fund against potential claims based on the instructions received. A signature guarantee helps protect your account against fraud. You can obtain a signature guarantee at most banks and securities dealers. A notary public CANNOT provide a signature guarantee.

Selling Recently Purchased Shares

If you sell shares recently purchased, we may delay sending you the proceeds until your check, draft or wire/electronic funds transfer has cleared, which may take seven business days.

Repurchase Proceeds

The Fund generally pays sale (redemption) proceeds in cash. Your repurchase amount will be sent within seven days after the Repurchase Pricing Date described above assuming we receive your request in proper form by the Repurchase Request Deadline.

Outstanding Securities [Table Text Block]

(1) Title of Class	(2) Amount Authorized	(3) Amount Held by Registrant or for its Account	(4) Amount Outstanding Exclusive of Amount Shown Under (3)
Class I shares	Unlimited	None	9,718,422.248
Class L shares	Unlimited	None	8,163.028

Outstanding Security, Title [Text Block]	Class I shares
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	9,718,422.248
Class I [Member] | Real Estate Industry Concentration Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Real Estate Industry Concentration Risk. The Fund does not invest in real estate directly, but because the Fund concentrates its investments in real estate securities, its portfolio will be significantly impacted by the performance of the real estate market and may experience more volatility and be exposed to greater risk than a more diversified portfolio. In addition, the Fund may invest in real estate equity or debt and therefore may be subject to risks similar to those associated with direct investment in real property. The value of the Fund’s shares will be affected by factors affecting the value of real estate and the earnings of companies engaged in the real estate industry. These factors include, among others: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing and (ix) changes in interest rates. Many real estate companies utilize leverage, which increases investment risk and could adversely affect a company’s operations and market value in periods of rising interest rates. The value of securities of companies in the real estate industry may go through cycles of relative under-performance and over-performance in comparison to equity securities markets in general. To the extent that a significant portion of the Fund is invested directly or indirectly in real estate located in a particular geographic region or in a particular property type, the Fund is subject to greater risks of adverse developments specific to that geographic region or property type.

There are also special risks associated with particular real estate sectors or real estate operations generally, as described below:

Class I [Member] | Real Estate Industry Concentration Risk, Retail Properties Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Retail Properties. Retail properties are affected by the overall health of the economy and may be adversely affected by, among other things, the growth of alternative forms of retailing, bankruptcy, departure or cessation of operations of a tenant, a shift in consumer demand due to demographic changes, changes in spending patterns and lease terminations. Many retail properties were adversely affected by mandated shutdowns imposed by state and local governments in response to the COVID-19 pandemic. Any additional shutdowns could have a similarly adverse impact. There continues to be uncertainty in the retail environment that could have an adverse impact on the value of retail properties.

Class I [Member] | Real Estate Industry Concentration Risk, Office Properties Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Office Properties. Office properties are affected by the overall health of the economy, and other factors such as a downturn in the businesses operated by their tenants, obsolescence and non-competitiveness.

Class I [Member] | Real Estate Industry Concentration Risk, Hospitality Properties Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Hospitality Properties. The risks of hotel, motel and similar hospitality properties include, among other things, the necessity of a high level of continuing capital expenditures, competition, increases in operating costs which may not be offset by increases in revenues, dependence on business and commercial travelers and tourism, increases in fuel costs and other expenses of travel, and adverse effects of general and local economic conditions. Hotel properties tend to be more sensitive to adverse economic conditions and competition than many other commercial properties.

Class I [Member] | Real Estate Industry Concentration Risk, Healthcare Properties Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Healthcare Properties. Healthcare properties and healthcare providers are affected by several significant factors, including federal, state and local laws governing licenses, certification, adequacy of care, pharmaceutical distribution, rates, equipment, personnel and other factors regarding operations, continued availability of revenue from government reimbursement programs and competition on a local and regional basis. The failure of any healthcare operator to comply with governmental laws and regulations may affect its ability to operate its facility or receive government reimbursements.

Class I [Member] | Real Estate Industry Concentration Risk, Industrial Properties Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Industrial Properties. Industrial properties are affected by the overall health of the economy and other factors such as downturns in the manufacture, processing and shipping of goods.
Class I [Member] | Real Estate Industry Concentration Risk, Multifamily Properties Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Multifamily Properties. The value and successful operation of a multifamily property may be affected by a number of factors such as the location of the property, the ability of the management team, the level of mortgage interest rates, the presence of competing properties, adverse economic conditions in the locale, oversupply and rent control laws or other laws affecting such properties. Changes in rent control or rent stabilization laws and regulations could adversely affect property values. Among other consequences, changes in rent control or rent stabilization laws could prevent property owners from raising rents sufficiently to offset increases in operating costs or from removing delinquent tenants. In addition, current or future government initiatives related to COVID-19 may affect the value of investments in multifamily properties, as described further under “Current Conditions” below.

Class I [Member] | Real Estate Industry Concentration Risk, Residential Properties Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Residential Properties. Residential properties can be significantly affected by the national, regional and local real estate markets. This segment of the real estate industry also is sensitive to interest rate fluctuations which can cause changes in the availability of mortgage capital and directly affect the purchasing power of potential homebuyers. Thus, residential properties can be significantly affected by changes in government spending, interest rates, inflation, consumer confidence, demographic patterns and the level of new and existing home sales. In addition, current or future government initiatives related to COVID-19 may affect the value of investments in residential properties, as described further under “Current Conditions” below.

Class I [Member] | Real Estate Industry Concentration Risk, Shopping Centers Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Shopping Centers. Shopping center properties are dependent upon the successful operations and financial condition of their tenants, particularly certain of their major tenants, and could be adversely affected by bankruptcy of those tenants. In some cases a tenant may lease a significant portion of the space in one center, and the filing of bankruptcy could cause significant revenue loss, including the loss of revenue from smaller tenants with co-tenancy rights. Like others in the commercial real estate industry, community centers are subject to environmental risks and interest rate risk. They also face the need to enter into new leases or renew leases on favorable terms to generate rental revenues. Community center properties could be adversely affected by changes in the local markets where their properties are located, as well as by adverse changes in national economic and market conditions.
Class I [Member] | Real Estate Industry Concentration Risk, Self-Storage Properties Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Self-Storage Properties. The value and successful operation of a self-storage property may be affected by a number of factors, such as the ability of the management team, the location of the property, the presence of competing properties, changes in traffic patterns and effects of general and local economic conditions with respect to rental rates and occupancy levels.

Class I [Member] | Real Estate Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	The following other factors also may contribute to the risk of real estate investments:
Class I [Member] | Real Estate Investments Risk, Current Conditions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Current Conditions. Periods of unusually high financial market volatility and restrictive credit conditions, at times limited to a particular sector or geographic area, have occurred in the past and may be expected to recur in the future. Some countries, including the United States, have adopted or have signaled protectionist trade measures, relaxation of the financial industry regulations that followed the financial crisis, and/or reductions to corporate taxes. Such financial market volatility and restrictive credit conditions has made it more difficult for borrowers to obtain financing or refinancing on attractive terms or at all. In particular, because of rising interest rates and the current conditions in the credit markets, borrowers may be subject to increased interest expenses for borrowed money and tightening underwriting standards. There is also a risk that a general lack of liquidity or other events in the credit markets may adversely affect the ability of issuers in whose securities the Fund invests to finance real estate developments and projects or refinance completed projects.

In addition, geopolitical and other risks, including environmental and public health risks, may add to instability in the world economy and markets generally. As a result of increasingly interconnected global economies and financial markets, the value and liquidity of the Fund’s investments may be negatively affected by events impacting a country or region, regardless of whether the Fund invests in issuers located in or with significant exposure to such country or region.

The outbreak of COVID-19 resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 resulted in travel restrictions, closed international borders, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, defaults and credit downgrades, among other significant economic impacts, all of which have disrupted global economic activity across many industries and may exacerbate other pre-existing political, social and economic risks, locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) are unpredictable and may result in significant and prolonged effects on the Fund’s performance. For example, as a result of the COVID-19 pandemic, during certain time periods most of the Private Investment Funds experienced an increase in redemption requests as investors sought to raise cash and rebalance their portfolios and some Private Investment Funds temporarily suspended their redemption payout while others paid out a pro-rata portion of redemption requests.

Class I [Member] | Real Estate Investments Risk, Development Issues Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Development Issues. Certain real estate companies may engage in the development or construction of real estate properties. These companies in which the Fund invests (“portfolio companies”) are exposed to a variety of risks inherent in real estate development and construction, such as the risk that there will be insufficient tenant demand to occupy newly developed properties, and the risk that prices of construction materials or construction labor may rise materially during the development.

Class I [Member] | Real Estate Investments Risk, Lack Of Insurance Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Lack of Insurance. Certain of the Fund’s portfolio companies may fail to carry comprehensive liability, fire, flood, earthquake extended coverage and rental loss insurance, or insurance in place may be subject to various policy specifications, limits and deductibles. Should any type of uninsured loss occur, the portfolio company could lose its investment in, and anticipated profits and cash flows from, a number of properties and, as a result, adversely affect the Fund’s investment performance.

Class I [Member] | Real Estate Investments Risk, Dependence On Tenant Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Dependence on Tenants. The value of the Fund’s portfolio companies’ properties and the ability of these companies to make distributions to their shareholders depend upon the ability of the tenants at the properties to generate enough income in excess of their tenant operating expenses to make their lease payments. Changes beyond the control of the Fund’s portfolio companies may adversely affect their tenants’ ability to make their lease payments and, in such event, would substantially reduce both their income from operations and ability to make distributions to the Fund’s portfolio companies and, consequently, the Fund.

Class I [Member] | Real Estate Investments Risk, Financial Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Financial Leverage. Real estate companies may be highly leveraged and financial covenants may affect the ability of real estate companies to operate effectively.
Class I [Member] | Real Estate Investments Risk, Environmental Issues Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Environmental Issues. Property owners could face substantial risk of loss from claims based on environmental problems associated with the real estate underlying the Fund’s investments. For example, in connection with the ownership (direct or indirect), operation, management and development of real properties that may contain hazardous or toxic substances, a portfolio company may be considered an owner, operator or responsible party of such properties and, therefore, may be potentially liable for removal or remediation costs, as well as certain other costs, including governmental fines and liabilities for injuries to persons and property. Furthermore, changes in environmental laws or in the environmental condition of an asset may create liabilities that did not exist at the time of the acquisition of the real property and that could not have been foreseen. In addition, real properties could be affected by undisclosed matters, including, but not limited to, legal easements, breaches of planning, legislation, building regulations and statutory regimes, and duties payable to municipalities and counties. The existence of any such liabilities could have a material adverse effect on the results of operations and cash flow of any such portfolio company and, as a result, the amount available to make distributions on shares of the Fund could be reduced.

Class I [Member] | Real Estate Investments Risk, Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Interest Rate Risk. Rising interest rates may cause the value of the Fund’s investments in real estate securities to decline due to higher costs of capital for real estate companies, which could negatively impact a real estate company’s ability to meet its payment obligations. Additionally, real estate companies may use leverage (and some may be highly leveraged), which increases investment risk and the risks normally associated with debt financing and could adversely affect a real estate company’s operations and market value in periods of rising interest rates.

Increases in interest rates also typically lower the present value of a REIT’s future earnings stream, and may make financing property purchases and improvements more costly. The risk of rising interest rates may be greater due to the extended period of historically low rates and anticipated changes in government fiscal policy initiatives. Because the market price of REITs may change based upon investors’ collective perceptions of future earnings, the value of the Fund will generally decline when investors anticipate or experience rising interest rates. The risks associated with rising interest rates are greatly heightened in view of the US Federal Reserve Bank’s decision to raise the federal funds rate and may continue to raise interest rates if considered necessary to reduce inflation to acceptable levels.

Class I [Member] | Real Estate Investments Risk, Credit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Credit Risk. There is a risk that debt issuers will not make payments, resulting in losses to the Fund. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult to sell the security. Default, or the market’s perception that an issuer is likely to default, could reduce the value and liquidity of securities, thereby reducing the value of your investment in Fund shares. In addition, default may cause the Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings.

Class I [Member] | Real Estate Investments Risk, Mortgage-Backed Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Mortgage-Backed Securities Risk. Mortgage-backed securities represent an interest in a pool of mortgages. Mortgage-backed securities are based on different types of mortgages, including those on commercial real estate or residential properties. The primary issuers or guarantors of mortgage-backed securities have historically been Fannie Mae, Freddie Mac and the Government National Mortgage Association (“Ginnie Mae”). Other issuers of mortgage-backed securities include commercial banks and other private lenders.

Mortgage-backed securities differ from conventional debt securities because principal is paid back over the life of the security rather than at maturity. The Fund may receive unscheduled prepayments of principal due to voluntary prepayments, refinancing or foreclosure on the underlying mortgage loans. To the Fund this means a loss of anticipated interest, and a portion of its principal investment represented by any premium the Fund may have paid. Mortgage prepayments generally increase when interest rates fall. Because of prepayments, mortgage-backed securities may be less effective than some other types of debt securities as a means of “locking in” long-term interest rates and may have less potential for capital appreciation during periods of falling interest rates. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the existing security.

Mortgage-backed securities also are subject to extension risk. An unexpected rise in interest rates could reduce the rate of prepayments on mortgage-backed securities and extend their life. This could cause the price of the mortgage-backed securities and the Fund’s share price to fall and would make the mortgage-backed securities more sensitive to interest rate changes.

Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default.

The Fund may invest in the residual or equity tranches of mortgage-related securities, which may be referred to as subordinate mortgage-backed securities and interest-only mortgage-backed securities. Subordinate mortgage-backed securities are paid interest only to the extent that there are funds available to make payments. To the extent the collateral pool includes a large percentage of delinquent loans, there is a risk that interest payment on subordinate mortgage-backed securities will not be fully paid. There are multiple tranches of mortgage-backed securities, offering investors various maturity and credit risk characteristics. Tranches are categorized as senior, mezzanine, and subordinated/equity or “first loss,” according to their degree of risk. The most senior tranche of a mortgage-backed security has the greatest collateralization and pays the lowest interest rate. If there are defaults or the collateral otherwise underperforms, scheduled payments to senior tranches take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take precedence over those to subordinated/equity tranches. Lower tranches represent lower degrees of credit quality and pay higher interest rates intended to compensate for the attendant risks. The return on the lower tranches is especially sensitive to the rate of defaults in the collateral pool. The lowest tranche (i.e., the “equity” or “residual” tranche) specifically receives the residual interest payments (i.e., money that is left over after the higher tranches have been paid and expenses of the issuing entities have been paid) rather than a fixed interest rate. The Fund expects that investments in subordinate mortgage-backed securities will be subject to risks arising from delinquencies and foreclosures, thereby exposing its investment portfolio to potential losses. Subordinate securities of mortgage-backed securities are also subject to greater credit risk than those mortgage-backed securities that are more highly rated.

Class I [Member] | Real Estate Investments Risk, REIT Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
REIT Risk. Investments (directly or indirectly) in REITs subject the Fund to various risks. REIT share prices typically decline because of adverse developments affecting the real estate industry and real property values. In general, real estate values are affected by a variety of factors, including supply and demand for properties, the economic health of the country or of different regions, and the strength of specific industries that rent properties. REITs often invest in highly leveraged properties. Returns from REITs, which typically are small or medium capitalization stocks, may trail returns from the overall stock market. In addition, changes in interest rates may hurt real estate values or make REIT shares less attractive than other income- producing investments. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.

Qualification as a REIT under the Code in any particular year is a complex analysis that depends on a number of factors. There can be no assurance that an entity in which the Fund invests with the expectation that it will be taxed as a REIT will, in fact, qualify as a REIT. An entity that fails to qualify as a REIT would be subject to a corporate level tax, would not be entitled to a deduction for dividends paid to its shareholders and would not pass through to its shareholders the character of income earned by the entity. If the Fund were to invest in an entity that failed to qualify as a REIT, such failure could significantly reduce the Fund’s yield on that investment. REITs can be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs invest primarily in real property and earn rental income from leasing those properties. They may also realize gains or losses from the sale of properties. Equity REITs will be affected by conditions in the real estate rental market and by changes in the value of the properties they own. Mortgage REITs invest primarily in mortgages and similar real estate interests and receive interest payments from the owners of the mortgaged properties. Mortgage REITs will be affected by changes in creditworthiness of borrowers and changes in interest rates. Hybrid REITs invest both in real property and in mortgages. Equity and mortgage REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects.

Dividends paid by REITs generally will not qualify for the reduced U.S. federal income tax rates applicable to qualified dividends under the Code. See “DIVIDENDS, DISTRIBUTIONS AND TAXES” below. The Fund’s investments in REITs may include an additional risk to shareholders. Some or all of a REIT’s annual distributions to its investors may constitute a non-taxable return of capital. Any such return of capital will generally reduce the Fund’s basis in the REIT investment, but not below zero. To the extent the distributions from a particular REIT exceed the Fund’s basis in such REIT, the Fund will generally recognize gain. In part because REIT distributions often include a nontaxable return of capital, Fund distributions to shareholders may also include a nontaxable return of capital. Shareholders that receive such a distribution will also reduce their tax basis in their shares of the Fund, but not below zero. To the extent the distribution exceeds a shareholder’s basis in the Fund’s shares, such shareholder will generally recognize a capital gain. The Fund does not have any investment restrictions with respect to investments in REITs.

Class I [Member] | Real Estate Investments Risk, REOC Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
REOC Risk. REOCs, like REITs, expose the Fund to the risks of the real estate market. These risks can include fluctuations in the value of underlying properties; destruction of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in vacancies; competition; property taxes; capital expenditures, or operating expenses; and other economic, political or regulatory occurrences affecting the real estate industry. REOCs are also affected by risks similar to investments in debt securities, including changes in interest rates and the quality of credit extended. REOCs require specialized management and pay management expenses; may have less trading volume; may be subject to more abrupt or erratic price movements than the overall securities markets; and may invest in a limited number of properties, in a narrow geographic area, or in a single property type which increase the risk that the portfolio could be unfavorably affected by the poor performance of a single investment or investment type. In addition, defaults on or sales of investments that the REOC holds generally reduce the cash flow needed to make distributions to investors.

Class I [Member] | Real Estate Investments Risk, Underlying Funds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Underlying Funds Risk. The Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and also may be higher than other funds that invest directly in securities. The Underlying Funds are subject to specific risks, depending on the nature of the specific Underlying Fund. The Fund’s performance depends in part upon the performance of the Underlying Fund managers and selected strategies, the adherence by such Underlying Fund managers to such selected strategies, the instruments used by such Underlying Fund managers and the Adviser’s ability to select Underlying Fund managers and strategies and effectively allocate Fund assets among them. Investments in ETFs and closed-end funds cause the Fund to incur brokerage expenses. Additionally, the market value of shares of Underlying Funds that are closed-end funds may differ from their net asset value. This difference in price may be due to the fact that the supply and demand in the market for fund shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Separately, Index Fund returns are typically lower than their respective index because of fees and expenses and are subject to investment strategy induced tracking risk.

Class I [Member] | Real Estate Investments Risk, Use Of Leverage By Underlying Funds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Use of Leverage by Underlying Funds. The Underlying Funds in which the Fund invests may utilize financial leverage. The Underlying Funds may be able to borrow, subject to the limitations of their charters and operative documents. In the case of Private Investment Funds, such funds are not subject to the limitations imposed by the 1940 Act regarding the use of leverage with respect to which registered investment companies, including the Fund, are subject. Underlying Funds typically will hold their investments in entities organized as REITs, corporations or other entities and this may allow the Fund’s risk of loss to be limited to the amount of its investment in the Underlying Fund. While leverage presents opportunities for increasing the Fund’s total return, it has the effect of potentially increasing losses as well.

Class I [Member] | Real Estate Investments Risk, Private Investment Fund Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Private Investment Fund Risk. The Fund’s investment in Private Investment Funds will require it to bear a pro rata share of the vehicles’ expenses, including management and performance fees. The fees the Fund pays to invest in a Private Investment Fund may be higher than if the manager of the Private Investment Fund managed the Fund’s assets directly. The incentive fees paid by certain Private Investment Funds potentially create an incentive for its manager to make investments that are riskier and/or more speculative than those it might have made in the absence of an incentive fee. Private Investment Funds are not publicly traded and therefore may not be as liquid as other types of investments. Furthermore, Private Investment Funds, like the other Underlying Funds in which the Fund may invest, are subject to specific risks, depending on the nature of the vehicle and also may employ leverage such that their returns are more than one times that of their benchmark which will amplify losses suffered by the Fund when compared to unleveraged investments. For example, the Private Investment Funds need not have independent boards, shareholder approval of advisory contracts may not be required, they may leverage to an unlimited extent, and they may engage in joint transactions with affiliates. The majority of Private Investment Funds permit redemptions only quarterly (the others are more frequent) and these withdrawal limitations restrict the Adviser’s ability to terminate investments in Private Investment Funds. With respect to the frequency and amounts of redemptions paid to the Fund, there is no guarantee that the Fund will be paid all or any of the redemption amount at the time requested. Further, each of the Private Investment Funds can suspend redemptions or pay a pro-rata portion of redemption requests if the general partner or its respective board deems it in the best interest of its shareholders. If values are falling, the Fund may not be able to sell its Private Investment Funds and the value of Fund shares will decline. These characteristics present additional risks for shareholders.

Class I [Member] | Real Estate Investments Risk, Valuation Of Private Investment Funds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Valuation of Private Investment Funds. While the valuation of the Fund’s publicly-traded securities are more readily ascertainable, the Fund’s ownership interests in Private Investment Funds are not publicly traded. Accordingly, the Adviser may consider information provided by the institutional asset manager to a Private Investment Fund to determine the estimated value of the Fund’s investment therein. Moreover, the valuation of the Fund’s investment in a Private Investment Fund, as provided by an institutional asset manager as of a specific date, may vary from the actual sale price that may be obtained if such investment were sold to a third party, if a secondary market for such investment existed. For information about the value of the Fund’s investment in Private Investment Funds, the Adviser will be dependent on information provided by the Private Investment Funds, including quarterly unaudited financial statements which if inaccurate could adversely affect the Adviser’s ability to value accurately the Fund’s shares.

There can be no assurance that the stated NAV of the Fund, as calculated based on such information, will be accurate on any given date, nor can there be any assurance that the sale of any property would be at a price equivalent to the last estimated value of such property. If at any time the stated NAV of the Fund is lower than its true value, those investors who have their Fund shares repurchased at such time will be underpaid and investors who retain their Fund shares would be adversely affected if more shares were to be issued at the low price than are repurchased at that price. Conversely, if the Fund’s stated NAV is higher than its true value, those investors who purchase Fund shares at such time will overpay, and if repurchases of Fund shares based on a high stated NAV were to exceed purchases of shares at that value, investors who do not have their Fund shares repurchased will be adversely affected. In addition, investors would be adversely affected by higher fees payable to the Adviser if the gross asset value of the Fund is overstated.
The NAV of the Fund, as determined based on the fair value of its investments in Private Investment Funds, may vary from the amount the Fund would realize on the withdrawal of its investments from the Private Investment Funds. This could adversely affect shareholders whose Fund shares are repurchased as well as new shareholders and remaining shareholders. For example, in certain cases, the Fund might receive less than the fair value of its investment in connection with its withdrawal of its investment from a Private Investment Fund, resulting in a dilution of the value of the Fund shares of shareholders who do not tender their shares in any coincident tender offer and a windfall to tendering shareholders; in other cases, the Fund might receive more than the fair value of its investment, resulting in a windfall to shareholders remaining in the Fund, but a shortfall to tendering shareholders.

Shareholders in the Fund have no individual right to receive information about the Private Investment Funds or the underlying institutional managers, will not be shareholders in the Private Investment Funds, and will have no rights with respect to or standing or recourse against the Private Investment Funds, underlying institutional managers or any of their respective affiliates.

Class I [Member] | Real Estate Investments Risk, Preferred Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Preferred Securities Risk. There are various risks associated with investing in preferred securities, including credit risk, interest rate risk, deferral and omission of distributions, subordination to bonds and other debt securities in a company’s capital structure, limited liquidity, limited voting rights and special redemption rights. Interest rate risk is, in general, the risk that the price of a debt security falls when interest rates rise. Securities with longer maturities tend to be more sensitive to interest rate changes. Credit risk is the risk that an issuer of a security may not be able to make principal and interest or dividend payments on the security as they become due. Holders of preferred securities may not receive dividends, or the payment can be deferred for some period of time. In bankruptcy, creditors are generally paid before the holders of preferred securities.

Class I [Member] | Real Estate Investments Risk, Convertible Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Convertible Securities Risk. Convertible securities are hybrid securities that have characteristics of both bonds and common stocks and are subject to risks associated with both debt securities and equity securities. Convertible securities are similar to fixed income securities because they usually pay a fixed interest rate (or dividend) and are obligated to repay principal on a given date in the future. The market value of fixed income and preferred securities tends to decline as interest rates increase and tends to increase as interest rates decline. Convertible securities have characteristics of a fixed income security and are particularly sensitive to changes in interest rates when their conversion value is lower than the value of the bond or preferred share. Fixed income and preferred securities also are subject to credit risk, which is the risk that an issuer of a security may not be able to make principal and interest or dividend payments on the security as they become due. Fixed income and preferred securities also may be subject to prepayment or redemption risk. If a convertible security held by the Fund is called for redemption, the Fund will be required to surrender the security for redemption, convert it into the issuing company’s common stock or cash or sell it to a third party at a time that may be unfavorable to the Fund. In addition, the Fund may invest in fixed income and preferred securities rated less than investment grade that are sometimes referred to as high yield or “junk bonds.” These securities are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality securities. Such securities also may be subject to resale restrictions. The lack of a liquid market for these securities could decrease the Fund’s share price. Convertible securities have characteristics similar to common stocks especially when their conversion value is the same as the value of the bond or preferred share. The price of equity securities may rise or fall because of economic or political changes. Stock prices in general may decline over short or even extended periods of time. Market prices of equity securities in broad market segments may be adversely affected by a prominent issuer having experienced losses or by the lack of earnings or such an issuer’s failure to meet the market’s expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer, such as changes in interest rates.

Class I [Member] | Real Estate Investments Risk, Fixed Income Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Fixed Income Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Class I [Member] | Real Estate Investments Risk, High Yield Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
High Yield Securities Risk. High yield debt securities (including loans) and unrated securities of similar credit quality (“high yield debt instruments” or “junk bonds”) involve greater risk of a complete loss of the Fund’s investment, or delays of interest and principal payments, than higher-quality debt securities. Issuers of high yield debt instruments are not as strong financially as those issuing securities of higher credit quality. High yield debt instruments are generally considered predominantly speculative by the applicable rating agencies as their issuers are more likely to encounter financial difficulties and are more vulnerable to changes in the relevant economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments when due. If an issuer stops making interest and/or principal payments, payments on the securities may never resume. These instruments may become worthless and the Fund could lose its entire investment.

The prices of high yield debt instruments generally fluctuate more than higher-quality securities. Prices are especially sensitive to developments affecting the issuer’s business or operations and to changes in the ratings assigned by rating agencies. In addition, the entire high yield debt market can experience sudden and sharp price swings due to changes in economic conditions, stock market activity, large sustained sales by major investors, a high-profile default, or other factors. Prices of corporate high yield debt instruments often are closely linked with the company’s stock prices and typically rise and fall in response to factors that affect stock prices.

High yield debt instruments are generally less liquid than higher-quality securities. Many of these securities are not registered for sale under the federal securities laws and/or do not trade frequently. When they do trade, their prices may be significantly higher or lower than expected. At times, it may be difficult to sell these securities promptly at an acceptable price, which may limit the Fund’s ability to sell securities in response to specific economic events or to meet repurchase requests. As a result, high yield debt instruments generally pose greater illiquidity and valuation risks.

Substantial declines in the prices of high yield debt instruments can dramatically increase the yield of such bonds or loans. The decline in market prices generally reflects an expectation that the issuer(s) may be at greater risk of defaulting on the obligation to pay interest and principal when due. Therefore, substantial increases in yield may reflect a greater risk by the Fund of losing some or part of its investment rather than reflecting any increase in income from the higher yield that the debt security or loan may pay to the Fund on its investment.

Class I [Member] | Other Risks Of Investing In The Fund, Minimal Capitalization Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Minimal Capitalization Risk. The Fund is not obligated to raise any specific amount of capital pursuant to this offering. There is a risk that the amount of capital actually raised by the Fund through the offering of its shares may be insufficient to continue operations or allow the Fund to realize its investment objective. An inability to raise sufficient capital may adversely affect the Fund’s financial condition, liquidity and results of operations, as well as its compliance with regulatory requirements. Further, if the Fund fails to achieve its estimated size and the Expense Limitation Agreement with the Adviser is terminated, expenses will be higher than expected.

Class I [Member] | Other Risks Of Investing In The Fund, Delayed Use Of Proceeds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Delayed Use of Proceeds Risk. Pending investment of the net proceeds in accordance with the Fund’s investment objective and policies, the Fund expects to invest all or a portion of such proceeds in money market funds or high quality short-term debt securities, or hold cash. The Fund may be prevented from achieving its investment objective during any time in which the Fund’s assets are not substantially invested in accordance with its principal investment strategies.
Class I [Member] | Other Risks Of Investing In The Fund, Allocation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Allocation Risk. The ability of the Fund to achieve its investment objective depends, in part, on the ability of the Adviser to allocate effectively the Fund’s assets among the various Private Investment Funds, Public Investment Funds, Public REITs, Private REITs and REOCs in which the Fund invests and, with respect to each such asset class, among equities and fixed income securities. There can be no assurance that the actual allocations will be effective in achieving the Fund’s investment objective or delivering positive returns.

Class I [Member] | Other Risks Of Investing In The Fund, Lack Of Control Over Private Investment Funds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Lack of Control Over Private Investment Funds and Other Portfolio Investments. Once the Adviser has selected Underlying Funds, the Adviser will have no control over the investment decisions made by any such Underlying Fund although the Adviser will evaluate regularly each Underlying Fund and its manager to determine whether their respective investment programs are consistent with the Fund’s investment objective. Even though the Underlying Funds are subject to certain constraints, the managers may change aspects of their investment strategies. The managers may do so at any time (for example, such change may occur immediately after providing the Adviser with the quarterly unaudited financial information for a Private Investment Fund). The Adviser may reallocate the Fund’s investments among the Underlying Funds, but the Adviser’s ability to do so may be constrained by the withdrawal limitations imposed by the Underlying Funds, which may prevent the Fund from reacting rapidly to market changes should an Underlying Fund fail to effect portfolio changes consistent with such market changes and the demands of the Adviser. Such withdrawal limitations may also restrict the Adviser’s ability to terminate investments in Underlying Funds that are poorly performing or have otherwise had adverse changes. The Adviser will be dependent on information provided by the Underlying Fund, including quarterly unaudited financial statements, which if inaccurate could adversely affect the Adviser’s ability to manage the Fund’s investment portfolio in accordance with its investment objective. By investing in the Fund, a shareholder will not be deemed to be an investor in any Underlying Fund and will not have the ability to exercise any rights attributable to an investor in any such Underlying Fund related to their investment. In addition, shareholders in the Fund shall not be entitled to rely upon any written or oral information from any Underlying Fund, Underlying Fund manager or their respective affiliates.

Class I [Member] | Other Risks Of Investing In The Fund, Issuer And Non-Diversification Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Issuer and Non-Diversification Risk. The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. Because the Fund is non-diversified, its performance is more sensitive to the negative performance of any single issuer and any single economic, business, political or regulatory occurrence than the performance of a diversified investment company. The value of an issuer’s securities that are held in the Fund’s portfolio may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Class I [Member] | Other Risks Of Investing In The Fund, Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Liquidity Risk. The Fund is a closed-end investment company structured as an “interval fund” and is designed for long-term investors. Unlike many closed-end investment companies, the Fund’s shares are not listed on any securities exchange and are not publicly traded. There is no secondary market for the Fund’s shares and the Adviser does not expect that a secondary market will develop. Limited liquidity is provided to shareholders only through the Fund’s quarterly Repurchase Offers for no less than 5% of the Fund’s shares outstanding at NAV. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly Repurchase Offer. The Fund’s investments are also subject to liquidity risk. Liquidity risk exists when particular investments of the Fund would be difficult to sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. Underlying Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.
For information about selling your shares in the Fund, see “PERIODIC OFFERS TO REPURCHASE SHARES” below.

Class I [Member] | Other Risks Of Investing In The Fund, Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Management Risk. The Fund’s NAV changes daily based on the performance of the securities in which it invests. The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular real estate segment and securities in which the Fund invests may prove to be incorrect and may not produce the desired results.
Class I [Member] | Other Risks Of Investing In The Fund, Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Risk. An investment in the Fund’s shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Fund’s shares represents an indirect investment in the securities owned by the Fund. The value of these securities may move up or down, sometimes rapidly and unpredictably. The market value of the Fund’s investments may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause an investment to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. U.S. and international markets have experienced, and may continue to experience, volatility, which may increase risks associated with an investment in the Fund. Certain social, political, economic, environmental and other conditions and events (such as natural disasters and weather-related phenomena generally, epidemics and pandemics such as COVID-19, war, terrorism, conflicts and social unrest) may adversely interrupt the global economy and result in prolonged periods of significant market volatility. The market value of securities in which the Fund invests is based upon the market’s perception of value and is not necessarily an objective measure of the securities’ value. In some cases, for example, the stock prices of individual companies have been negatively impacted even though there may be little or no apparent degradation in the financial condition or prospects of the issuers. Similarly, the debt markets have experienced substantially lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default, and valuation difficulties. As a result of this significant volatility, many of the following risks associated with an investment in the Fund may be increased. Continuing market volatility may have adverse effects on the Fund.

Class I [Member] | Other Risks Of Investing In The Fund, Not A Complete Investment Program Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Not a Complete Investment Program. An investment in the Fund should not be considered a complete investment program. Each investor should take into account the Fund’s investment objective and other characteristics, as well as the investor’s other investments, when considering an investment in the Fund.

Class I [Member] | Other Risks Of Investing In The Fund, Correlation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Correlation Risk. The Fund seeks to produce returns that are less correlated to the broader financial markets. Although the prices of equity securities and fixed income securities, as well as other asset classes, often rise and fall at different times so that a fall in the price of one may be offset by a rise in the price of the other, in down markets the prices of these securities and asset classes can also fall in tandem. Because the Fund allocates its investments among different asset classes, the Fund is subject to correlation risk.

Class I [Member] | Other Risks Of Investing In The Fund, Repurchase Offer Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Repurchase Offer Risk. The Fund’s NAV may decline as a result of the Fund’s having to hold additional cash and/or sell portfolio securities to raise cash in order to repurchase its shares in a Repurchase Offer. Selling portfolio securities may cause the market prices of these securities and hence the Fund’s NAV to decline. If such a decline occurs, the Fund cannot predict its magnitude or whether such a decline would be temporary or continue until or beyond the date that is the deadline to tender shares for a given Repurchase Offer. Because the price per share to be paid in the Repurchase Offer will depend upon the NAV per share as determined on the actual pricing date, the sales proceeds received by tendering shareholders would be reduced if the decline continued until the actual pricing date. In addition, the sale of portfolio securities will increase the Fund’s transaction expenses and the Fund may receive proceeds from the sale of portfolio securities that are less than their valuations by the Fund.

During the Repurchase Offer period, the Fund may be unable to sell liquid portfolio securities it would otherwise choose to sell during the period. The Fund is required to maintain liquid assets (including through access to a line of credit) equal to at least the number of shares that the Fund will offer to repurchase between 5% and 25% of the Fund’s shares outstanding, as required by Rule 23c-3 under the 1940 Act. Accordingly, due to a Repurchase Offer, the Fund’s NAV per share may decline more than it otherwise might, thereby reducing the amount of proceeds received by tendering shareholders and the NAV per share for non-tendering shareholders. In addition, shareholders may not be able to liquidate all shares of the Fund they have tendered during a Repurchase Offer if the total amount of shares tendered by shareholders exceeds the number of shares that the Fund has offered to repurchase. If a Repurchase Offer is oversubscribed by shareholders, the Fund will repurchase only a pro rata portion of shares tendered by each shareholder. Therefore, the Fund is designed primarily for long-term investors.

Class I [Member] | Other Risks Of Investing In The Fund, Distribution Policy Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Distribution Policy Risk. The Fund’s distribution policy is to make quarterly distributions to shareholders. All or a portion of a distribution may consist solely of a return of capital (i.e., from your original investment) and not a return of net profit. Shareholders should not assume that the source of a distribution from the Fund is net profit. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares. Shareholders should not confuse a return of capital distribution with “dividend yield,” “profit” or “total return.”
Class I [Member] | Other Risks Of Investing In The Fund, Borrowing And Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Borrowing and Leverage Risk. The Fund is permitted to use leverage by borrowing. Leverage is a speculative technique that exposes the Fund to greater risk and increased costs than if it were not implemented. There is no guarantee that the Fund will use leverage, or that the Fund’s leveraging strategy will be successful. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage. As a result, leverage may cause greater volatility in the Fund’s NAV, market price and the level of the Fund’s distributions. Also, if the Fund is utilizing leverage, a decline in NAV could affect the ability of the Fund to make distributions and such a failure to make distributions could result in the Fund ceasing to qualify as a regulated investment company under the Code. The Fund will also have to pay interest on its leverage, which may reduce the return on Fund shares. This interest expense may be greater than the Fund’s return on the underlying investment.

The 1940 Act and the SEC’s current rules, exemptions and interpretations thereunder, permit the Fund to borrow up to one-third of the value of its total assets (including the amount borrowed, but less all liabilities and indebtedness not represented by senior securities) from banks. The Fund is required to maintain continuous asset coverage of at least 300% with respect to such borrowings and to reduce the amount of its borrowings (within three days excluding Sundays and holidays) to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise. In the event that the Fund is required to reduce its borrowings, it may have to sell portfolio holdings, even if such sale of the Fund’s holdings would be disadvantageous from an investment standpoint. Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities on the Fund’s NAV, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances), which may or may not exceed the income or gains received from the securities purchased with borrowed funds.

Class I [Member] | Other Risks Of Investing In The Fund, Cyber Security Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Cyber Security Risk. As all financial services firms continue to face increased security threats, the Fund will face greater operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption, or lose operational capacity. This in turn could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures, and/or financial loss. Cyber security threats may result from unauthorized access to the Fund’s digital information systems (e.g., through “hacking” or malicious software coding), but may also result from outside attacks such as denial-of- service attacks (i.e., efforts to make network services unavailable to intended users). In addition, because the Fund works closely with third-party service providers (e.g., administrators, transfer agents, custodians and sub-advisers), cyber security breaches at such third-party service providers may subject the Fund to many of the same risks associated with direct cyber security breaches. The same is true for cyber security breaches at any of the issuers in which the Fund may invest. While the Fund has established risk management systems designed to reduce the risks associated with cyber security, there can be no assurance that such measures will succeed.

Class I [Member] | Possible Risk of Conflicts, Possible Competition Between Underlying Funds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Possible Competition Between Underlying Funds and Between the Fund and the Underlying Funds. The Underlying Funds trade independently of each other and may pursue investment strategies that “compete” with each other for execution or that cause the Fund to participate in positions that offset each other (in which case the Fund would bear its pro rata share of commissions and fees without the potential for a profit). Also, the Fund’s investments in any particular Underlying Fund could increase the level of competition for the same trades that other Underlying Funds might otherwise make, including the priorities of order entry. This could make it difficult or impossible to take or liquidate a position in a particular security at a price consistent with the Adviser’s strategy.

Class L [Member]
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Shareholder Transaction Expenses	Class L
Maximum Sales Load (as a percentage of offering price)	4.25%
Repurchase Fee	None
Contingent Deferred Sales Charge	None
Annual Expenses (as a percentage of net assets attributable to common shares)
Management Fees	0.65%
Interest Payments on Borrowed Funds	0.72%
Other Expenses	0.67%
Shareholder Servicing Expenses	0.05%
Distribution Fees [1]	0.25%
Remaining Other Expenses	0.37%
Total Annual Expenses	2.04%
Fee Waiver and Expense Reimbursement [2]	(0.17)%
Total Annual Expenses (after fee waiver and reimbursement)	1.87%
1Distribution Fees have been restated to reflect estimated amounts for the current fiscal year. Actual Distribution Fees for the fiscal year ended March 31, 2025 were 0.00%.
2The Adviser has contractually agreed to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that Total Annual Expenses for Class L (excluding taxes, interest, trading costs, Acquired Fund Fees and Expenses (“AFFE”), distribution fees, and shareholder servicing expenses) do not exceed 0.85% of average daily net assets (the “Expense Limitation Agreement”). The Expense Limitation Agreement will continue indefinitely until revised or terminated by mutual agreement by the Fund and the Adviser, with the consent of the Board. Under the Expense Limitation Agreement, the Adviser may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by the Adviser pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation.

Sales Load [Percent]	4.25%
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	0.00%
Other Transaction Expense 2 [Percent]	0.00%
Annual Expenses [Table Text Block]

Shareholder Transaction Expenses	Class L
Maximum Sales Load (as a percentage of offering price)	4.25%
Repurchase Fee	None
Contingent Deferred Sales Charge	None
Annual Expenses (as a percentage of net assets attributable to common shares)
Management Fees	0.65%
Interest Payments on Borrowed Funds	0.72%
Other Expenses	0.67%
Shareholder Servicing Expenses	0.05%
Distribution Fees [1]	0.25%
Remaining Other Expenses	0.37%
Total Annual Expenses	2.04%
Fee Waiver and Expense Reimbursement [2]	(0.17)%
Total Annual Expenses (after fee waiver and reimbursement)	1.87%
1Distribution Fees have been restated to reflect estimated amounts for the current fiscal year. Actual Distribution Fees for the fiscal year ended March 31, 2025 were 0.00%.
2The Adviser has contractually agreed to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that Total Annual Expenses for Class L (excluding taxes, interest, trading costs, Acquired Fund Fees and Expenses (“AFFE”), distribution fees, and shareholder servicing expenses) do not exceed 0.85% of average daily net assets (the “Expense Limitation Agreement”). The Expense Limitation Agreement will continue indefinitely until revised or terminated by mutual agreement by the Fund and the Adviser, with the consent of the Board. Under the Expense Limitation Agreement, the Adviser may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by the Adviser pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation.

Management Fees [Percent]	0.65%
Interest Expenses on Borrowings [Percent]	0.72%
Acquired Fund Fees and Expenses [Percent]	0.85%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	0.05%
Other Annual Expense 2 [Percent]	0.25%
Other Annual Expense 3 [Percent]	0.37%
Other Annual Expenses [Percent]	0.67%
Total Annual Expenses [Percent]	2.04%
Waivers and Reimbursements of Fees [Percent]	(0.17%)
Net Expense over Assets [Percent]	1.87%
Expense Example [Table Text Block]

	1 Year	3 Years	5 Years	10 Years
Class L	$61	$102	$146	$268

Expense Example, Year 01	$ 61
Expense Example, Years 1 to 3	102
Expense Example, Years 1 to 5	146
Expense Example, Years 1 to 10	$ 268
Purpose of Fee Table , Note [Text Block]	Fees and Expenses of the Fund The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Other Expenses, Note [Text Block]	Distribution Fees have been restated to reflect estimated amounts for the current fiscal year. Actual Distribution Fees for the fiscal year ended March 31, 2025 were 0.00%.
Acquired Fund Fees Estimated, Note [Text Block]	The Adviser has contractually agreed to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that Total Annual Expenses for Class L (excluding taxes, interest, trading costs, Acquired Fund Fees and Expenses (“AFFE”), distribution fees, and shareholder servicing expenses) do not exceed 0.85% of average daily net assets (the “Expense Limitation Agreement”). The Expense Limitation Agreement will continue indefinitely until revised or terminated by mutual agreement by the Fund and the Adviser, with the consent of the Board. Under the Expense Limitation Agreement, the Adviser may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by the Adviser pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
PRINCIPAL INVESTMENT OBJECTIVE, POLICIES AND STRATEGIES

Investment Objective and Policies
The Fund’s investment objective is to generate a return comprised of both current income and capital appreciation with moderate volatility and low correlation to the broader markets. The Fund’s investment objective is non-fundamental and may be changed by the Board without shareholder approval.

The Fund pursues its investment objective by strategically investing across Private Investment Funds, as well as a broad set of public real estate securities, including Public Investment Funds, that invest principally, directly or indirectly, in real estate. This approach enables the Adviser to allocate between public and private real estate securities, and allows the Fund to invest across different investment managers and strategies as well as providing investment exposure across property types and geographies. It is intended that the majority of the Fund’s total return will be derived from portfolio income with the balance derived from appreciation.

Under normal circumstances, at least 80% of the Fund’s net assets plus borrowings for investment purposes will be invested in real estate securities (as defined below). The Fund executes its investment strategy primarily by seeking to invest in a broad portfolio of real estate securities across two major categories – Private Investment Funds and Public Investment Funds. The Fund may also invest in other income producing equity and debt securities. In certain circumstances or market environments, such as limited availability of suitable investment opportunities, or as a temporary defensive measure in response to adverse market, economic, political or other conditions, the Fund may reduce its investment in real estate securities and hold a larger position in cash or cash equivalents. The Fund concentrates investments in the real estate industry, meaning that under normal circumstances, it invests over 25% of its total assets in real estate securities. The Fund may invest in debt securities of any duration, maturity, or credit quality, including high yield securities, commonly referred to as “junk bonds.”

The Fund defines “real estate securities” to include: (i) the following types of securities issued by Private Investment Funds and/or Public Investment Funds that invest principally, directly or indirectly, in real estate: common stock, preferred equity, partnership or similar interests, convertible or non-convertible preferred stock, and convertible or non-convertible secured or unsecured debt; (ii) Public REITs; (iii) Private REITs; (iv) mortgage-backed securities; (v) REOCs and (vi) ETFs, Index Funds and other investment vehicles such as closed-end funds, mutual funds and unregistered investment funds that invest principally, directly or indirectly, in real estate. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate-related loans or interests, and REOCs are companies that invest in real estate and whose shares trade on public exchanges. For purposes of the Fund’s 80% policy, the Adviser considers an issuer, including a Private Investment Fund or Public Investment Fund, to be principally invested in real estate if 50% or more of its assets are attributable to ownership, construction, management or sale of real estate.

The Fund may invest in issuers of real estate securities of any credit quality, and may invest in any level of the capital structure of an issuer of mortgage-backed securities, including the equity or “first loss” tranche. The Fund may invest in debt securities of any duration or maturity. The Fund may also, to a limited extent, make real estate-related investments other than through real estate industry securities.

A number of Private Investment Funds in which the Fund may invest may charge a performance fee. Shareholders will pay a pro rata share of asset-based and performance fees associated with the Fund’s underlying investments, including its Private Investment Funds, Public Investment Funds, Public REITs, Private REITs, and REOCs (collectively, the “Underlying Funds” and each, an “Underlying Fund”).

The Fund’s policy regarding concentration of investments in the real estate industry is fundamental and may not be changed without shareholder approval. The Fund’s SAI contains a list of all of the fundamental and non-fundamental investment policies of the Fund, under the heading “Investment Policies and Limitations.”
The Fund’s Target Investment Portfolio

Under normal market conditions, the Adviser executes its investment strategy by investing in a concentrated portfolio of Private Investment Funds, many of which are included in the National Council of Real Estate Investment Fiduciaries (“NCREIF”) Fund Index – Open End Diversified Core Equity (the “NFI-ODCE Index”). The Fund will also invest a portion of assets in Private Investment Funds outside of the NFI-ODCE Index, which the Adviser believes will provide investment returns that are potentially higher than the Private Investment Funds in the NFI-ODCE Index but are not included in the NFI-ODCE Index because they do not meet the leverage or diversification requirements maintained by NCREIF. The NFI-ODCE Index is not a mutual fund and would not be considered diversified under the 1940 Act. The Fund will invest in Private Investment Funds only to the extent that, on average, the Fund’s portfolio of Private Investment Funds meets the investment criteria for the NFI-ODCE Index.

The NFI-ODCE Index is maintained by NCREIF, a not-for-profit trade association that provides to its membership, and the academic and investment community, commercial real estate data. Its membership is composed of investment managers, plan sponsors, academicians, consultants, appraisers, CPAs and other service providers involved in institutional real estate investments. NCREIF is not regulated by any federal or state agency. To be in the NFI-ODCE Index, the Private Investment Fund must market itself as an open-end commingled fund pursuing a diversified core investment strategy, primarily investing in private equity real estate with the following guidelines and comply with the NCREIF PREA Reporting Standards, consisting of annual audits, annual external appraisals, quarterly valuations and time-weighted returns. The Private Investment Fund must also submit information in accordance with the NCREIF Fund Data Collection and Reporting Manual. For this purpose, the NFI-ODCE Index defines “open-end commingled funds” as infinite-life vehicles consisting of multiple investors who have the ability to enter or exit the fund on a periodic basis, subject to contribution and/or redemption requests, thereby providing a degree of potential investment liquidity. For this purpose, open-end commingled funds are not open-end management investment companies registered under the 1940 Act. In addition to qualitative measures, a Private Investment Fund must comply with the following quantitative criteria in order to be eligible for inclusion in the NFI-ODCE Index.

Gross Assets Criteria
•    Real Estate. At least 80% of the market value of the Private Investment Fund’s gross assets (“gross market value”) must be invested in “direct real estate” with no more than 20% invested in cash or equivalents. For this purpose, “direct real estate” means that the property must be submitted to the NCREIF and must be valued.

Real Estate Assets Criteria
•    Domain. At least 95% of the Private Investment Fund’s real estate gross market value (including public, private, debt and equity investments) must be invested in U.S. markets.
•    Property Types. At least 75% of the Private Investment Fund’s direct real estate gross market value must be invested in office, industrial, residential and retail property types. For this purpose, a Private Investment Fund may look through its private debt investments.
•Property subtypes. An aggregated maximum of 25% of market value of real estate gross market value invested in the six expanded property subtypes that are single family rental, manufactured housing, student housing, industrial life science, office life science, and medical office.
•    Stabilized. At least 75% of the Private Investment Fund’s gross market value must be invested in properties (direct real estate gross market value) that are 75% or more leased (as of each calendar quarter end).
•    Diversification. No more than 60% (+/- for market forces) of the Private Investment Fund’s direct real estate gross market value may be invested in one property type as defined by the NCREIF Property Index. The Private Investment Fund must also invest in at least three of the office, industrial, residential or retail property types, and one of those three types representing a minimum of 5% of the Private Investment Fund’s direct real estate gross market value. For this purpose, a Private Investment Fund may look through its private debt investments.
Total Assets Criteria
•    Leverage. The Private Investment Fund may have no more than 35% leverage. Leverage is defined for this purpose as the ratio of total debt, grossed-up for ownership share of off-balance sheet debt, to the fund’s total assets, also which are grossed-up for such off-balance sheet debt.

As noted above, this list reflects the current quantitative criteria for inclusion of a new Private Investment Fund in the NFI-ODCE Index. Certain of these criteria were adopted and became effective in May 2019, and NFI-ODCE members as of May 2019 had until January 1, 2020 to come into compliance with the inclusion criteria. Accordingly, prior to January 1, 2020, certain Private Investment Funds included in the NFI-ODCE Index may not have been in compliance with certain of the criteria above.

The Adviser may also invest in Public REITs, Private REITs, REOCs, public non-traded REITs, and Public Investment Funds that invest principally, directly or indirectly, in real estate. Publicly offered real estate funds are not members of the NFI-ODCE Index. In order to maintain liquidity for the Fund’s quarterly repurchase policy and provide diversification, a portion of the Fund’s assets may be invested in any combination of Public Investment Funds and publicly traded securities, money market funds, and/or cash and cash equivalents.

Private Investment Funds. Private Investment Funds are investment funds that invest principally, directly or indirectly, in real estate. Due to sizable minimum investment requirements and selective investor qualification criteria, many Private Investment Funds limit their direct investors to mainly institutions such as endowments and pension funds. The Fund allows investors to gain exposure to Private Investment Funds that may not otherwise be available to individual investors. While the Fund may invest directly in accordance with its investment objective, through the Fund’s “Fund-of-Funds” approach, investors can gain exposure to a broad range of strategies and sectors in real estate and real estate-related securities.

Public non-traded REITs. The Fund may also invest in publicly offered non-traded REITs. Public non-traded REITs register their shares with the SEC, but they do not trade on a securities exchange. Public non-traded REITs operate like exchange-listed REITs in nearly every other way, but they typically face redemption restrictions that limit their liquidity.

Exchange Traded Funds. ETFs are traded similarly to stocks and listed on major stock exchanges. Potential benefits of ETFs include diversification, cost and tax efficiency, liquidity, marginability, utility for hedging, the ability to go long and short, and (in some cases) quarterly dividends. An ETF may attempt to track a particular market segment or index.

REITs. The Fund may invest in REITs, both directly and through its investments in Private Investment Funds. REITs are investment vehicles that invest primarily in income-producing real estate or mortgages and other real estate-related loans or interests. Public REITs are listed on major stock exchanges, such as the New York Stock Exchange (“NYSE”) and NASDAQ. Private REITs do not trade on a securities exchange.

REOCs. The Fund may invest in REOCs both directly and through its investments in Private Investment Funds. REOCs are companies that invest in real estate and whose shares trade on a public exchange. A REOC is similar to a REIT except that a REOC will reinvest its earnings, rather than distributing them to unit holders as REITs do.

Index Funds. An Index Fund is a mutual fund with an investment objective of seeking to replicate the performance of a specific securities index, such as the National Association of Real Estate Investment Trusts (“NAREIT”) Index or the MSCI REIT Index. Index Funds are typically not actively managed, and potential benefits include low operating expenses, broad market exposure and low portfolio turnover.

Other Public Investment Funds. The Fund may make investments in other investment vehicles such as closed-end funds and mutual funds that invest principally, directly or indirectly, in real estate. Shares of closed-end funds are typically listed for trading on major stock exchanges and, in some cases, may be traded in other over-the-counter markets.
Additional Information Regarding Investment Strategy
The Fund may, from time to time, take defensive positions that are inconsistent with the Fund’s principal investment strategy in attempting to respond to adverse market, economic, political or other conditions. During such times, the Adviser may determine that the Fund should invest up to 100% of its assets in cash or cash equivalents, including money market instruments, prime commercial paper, repurchase agreements, Treasury bills and other short-term obligations of the U.S. Government, its agencies or instrumentalities. In these and in other cases, the Fund may not achieve its investment objective. The Adviser may invest the Fund’s cash balances in any investments it deems appropriate. The Adviser expects that such investments will be made, without limitation and as permitted under the 1940 Act, in money market funds, repurchase agreements, U.S. Treasury and U.S. agency securities, municipal bonds and bank accounts. Any income earned from such investments is ordinarily reinvested by the Fund in accordance with its investment program. Many of the considerations when entering into recommendations and decisions of the Adviser and the Fund’s portfolio managers are subjective.

The frequency and amount of portfolio purchases and sales (known as the “portfolio turnover rate”) will vary from year to year. The portfolio turnover rate is not expected to exceed 100%, but may vary greatly from year to year and will not be a limiting factor if the Adviser determines that portfolio changes are appropriate. Although the Fund generally does not intend to trade for short-term profits, the Fund may engage in short-term trading strategies, and securities may be sold without regard to the length of time held when, in the opinion of the Adviser, investment considerations warrant such action. These policies may have the effect of increasing the annual rate of portfolio turnover of the Fund. Higher rates of portfolio turnover would likely result in higher brokerage commissions and may generate short-term capital gains taxable as ordinary income. If securities are not held for the applicable holding periods, dividends paid on them will not qualify for the advantageous federal tax rates. See “Taxes” in the Fund’s SAI.

There is no assurance what portion, if any, of the Fund’s investments will qualify for the reduced federal income tax rates applicable to qualified dividends under the Code. As a result, there can be no assurance as to what portion of the Fund’s distributions will be designated as qualified dividend income. See “DIVIDENDS, DISTRIBUTIONS AND TAXES.”

Risk Factors [Table Text Block]
RISK FACTORS

An investment in the Fund’s shares is subject to risks. The value of the Fund’s investments will increase or decrease based on changes in the prices of the investments it holds. This will cause the value of the Fund’s shares to increase or decrease. You could lose money by investing in the Fund. By itself, the Fund does not constitute a balanced investment program. Before investing in the Fund you should consider carefully the following risks. There may be additional risks that the Fund does not currently foresee or consider material. You may wish to consult with your legal or tax advisers before deciding whether to invest in the Fund.

Risks Relating to the Fund’s Investments

Real Estate Industry Concentration Risk. The Fund does not invest in real estate directly, but because the Fund concentrates its investments in real estate securities, its portfolio will be significantly impacted by the performance of the real estate market and may experience more volatility and be exposed to greater risk than a more diversified portfolio. In addition, the Fund may invest in real estate equity or debt and therefore may be subject to risks similar to those associated with direct investment in real property. The value of the Fund’s shares will be affected by factors affecting the value of real estate and the earnings of companies engaged in the real estate industry. These factors include, among others: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing and (ix) changes in interest rates. Many real estate companies utilize leverage, which increases investment risk and could adversely affect a company’s operations and market value in periods of rising interest rates. The value of securities of companies in the real estate industry may go through cycles of relative under-performance and over-performance in comparison to equity securities markets in general. To the extent that a significant portion of the Fund is invested directly or indirectly in real estate located in a particular geographic region or in a particular property type, the Fund is subject to greater risks of adverse developments specific to that geographic region or property type.

There are also special risks associated with particular real estate sectors or real estate operations generally, as described below:

Retail Properties. Retail properties are affected by the overall health of the economy and may be adversely affected by, among other things, the growth of alternative forms of retailing, bankruptcy, departure or cessation of operations of a tenant, a shift in consumer demand due to demographic changes, changes in spending patterns and lease terminations. Many retail properties were adversely affected by mandated shutdowns imposed by state and local governments in response to the COVID-19 pandemic. Any additional shutdowns could have a similarly adverse impact. There continues to be uncertainty in the retail environment that could have an adverse impact on the value of retail properties.

Office Properties. Office properties are affected by the overall health of the economy, and other factors such as a downturn in the businesses operated by their tenants, obsolescence and non-competitiveness.

Hospitality Properties. The risks of hotel, motel and similar hospitality properties include, among other things, the necessity of a high level of continuing capital expenditures, competition, increases in operating costs which may not be offset by increases in revenues, dependence on business and commercial travelers and tourism, increases in fuel costs and other expenses of travel, and adverse effects of general and local economic conditions. Hotel properties tend to be more sensitive to adverse economic conditions and competition than many other commercial properties.

Healthcare Properties. Healthcare properties and healthcare providers are affected by several significant factors, including federal, state and local laws governing licenses, certification, adequacy of care, pharmaceutical distribution, rates, equipment, personnel and other factors regarding operations, continued availability of revenue from government reimbursement programs and competition on a local and regional basis. The failure of any healthcare operator to comply with governmental laws and regulations may affect its ability to operate its facility or receive government reimbursements.

Industrial Properties. Industrial properties are affected by the overall health of the economy and other factors such as downturns in the manufacture, processing and shipping of goods.

Multifamily Properties. The value and successful operation of a multifamily property may be affected by a number of factors such as the location of the property, the ability of the management team, the level of mortgage interest rates, the presence of competing properties, adverse economic conditions in the locale, oversupply and rent control laws or other laws affecting such properties. Changes in rent control or rent stabilization laws and regulations could adversely affect property values. Among other consequences, changes in rent control or rent stabilization laws could prevent property owners from raising rents sufficiently to offset increases in operating costs or from removing delinquent tenants. In addition, current or future government initiatives related to COVID-19 may affect the value of investments in multifamily properties, as described further under “Current Conditions” below.

Residential Properties. Residential properties can be significantly affected by the national, regional and local real estate markets. This segment of the real estate industry also is sensitive to interest rate fluctuations which can cause changes in the availability of mortgage capital and directly affect the purchasing power of potential homebuyers. Thus, residential properties can be significantly affected by changes in government spending, interest rates, inflation, consumer confidence, demographic patterns and the level of new and existing home sales. In addition, current or future government initiatives related to COVID-19 may affect the value of investments in residential properties, as described further under “Current Conditions” below.
Shopping Centers. Shopping center properties are dependent upon the successful operations and financial condition of their tenants, particularly certain of their major tenants, and could be adversely affected by bankruptcy of those tenants. In some cases a tenant may lease a significant portion of the space in one center, and the filing of bankruptcy could cause significant revenue loss, including the loss of revenue from smaller tenants with co-tenancy rights. Like others in the commercial real estate industry, community centers are subject to environmental risks and interest rate risk. They also face the need to enter into new leases or renew leases on favorable terms to generate rental revenues. Community center properties could be adversely affected by changes in the local markets where their properties are located, as well as by adverse changes in national economic and market conditions.

Self-Storage Properties. The value and successful operation of a self-storage property may be affected by a number of factors, such as the ability of the management team, the location of the property, the presence of competing properties, changes in traffic patterns and effects of general and local economic conditions with respect to rental rates and occupancy levels.

The following other factors also may contribute to the risk of real estate investments:

Current Conditions. Periods of unusually high financial market volatility and restrictive credit conditions, at times limited to a particular sector or geographic area, have occurred in the past and may be expected to recur in the future. Some countries, including the United States, have adopted or have signaled protectionist trade measures, relaxation of the financial industry regulations that followed the financial crisis, and/or reductions to corporate taxes. Such financial market volatility and restrictive credit conditions has made it more difficult for borrowers to obtain financing or refinancing on attractive terms or at all. In particular, because of rising interest rates and the current conditions in the credit markets, borrowers may be subject to increased interest expenses for borrowed money and tightening underwriting standards. There is also a risk that a general lack of liquidity or other events in the credit markets may adversely affect the ability of issuers in whose securities the Fund invests to finance real estate developments and projects or refinance completed projects.

In addition, geopolitical and other risks, including environmental and public health risks, may add to instability in the world economy and markets generally. As a result of increasingly interconnected global economies and financial markets, the value and liquidity of the Fund’s investments may be negatively affected by events impacting a country or region, regardless of whether the Fund invests in issuers located in or with significant exposure to such country or region.

The outbreak of COVID-19 resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 resulted in travel restrictions, closed international borders, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, defaults and credit downgrades, among other significant economic impacts, all of which have disrupted global economic activity across many industries and may exacerbate other pre-existing political, social and economic risks, locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) are unpredictable and may result in significant and prolonged effects on the Fund’s performance. For example, as a result of the COVID-19 pandemic, during certain time periods most of the Private Investment Funds experienced an increase in redemption requests as investors sought to raise cash and rebalance their portfolios and some Private Investment Funds temporarily suspended their redemption payout while others paid out a pro-rata portion of redemption requests.

Development Issues. Certain real estate companies may engage in the development or construction of real estate properties. These companies in which the Fund invests (“portfolio companies”) are exposed to a variety of risks inherent in real estate development and construction, such as the risk that there will be insufficient tenant demand to occupy newly developed properties, and the risk that prices of construction materials or construction labor may rise materially during the development.
Lack of Insurance. Certain of the Fund’s portfolio companies may fail to carry comprehensive liability, fire, flood, earthquake extended coverage and rental loss insurance, or insurance in place may be subject to various policy specifications, limits and deductibles. Should any type of uninsured loss occur, the portfolio company could lose its investment in, and anticipated profits and cash flows from, a number of properties and, as a result, adversely affect the Fund’s investment performance.

Dependence on Tenants. The value of the Fund’s portfolio companies’ properties and the ability of these companies to make distributions to their shareholders depend upon the ability of the tenants at the properties to generate enough income in excess of their tenant operating expenses to make their lease payments. Changes beyond the control of the Fund’s portfolio companies may adversely affect their tenants’ ability to make their lease payments and, in such event, would substantially reduce both their income from operations and ability to make distributions to the Fund’s portfolio companies and, consequently, the Fund.

Financial Leverage. Real estate companies may be highly leveraged and financial covenants may affect the ability of real estate companies to operate effectively.

Environmental Issues. Property owners could face substantial risk of loss from claims based on environmental problems associated with the real estate underlying the Fund’s investments. For example, in connection with the ownership (direct or indirect), operation, management and development of real properties that may contain hazardous or toxic substances, a portfolio company may be considered an owner, operator or responsible party of such properties and, therefore, may be potentially liable for removal or remediation costs, as well as certain other costs, including governmental fines and liabilities for injuries to persons and property. Furthermore, changes in environmental laws or in the environmental condition of an asset may create liabilities that did not exist at the time of the acquisition of the real property and that could not have been foreseen. In addition, real properties could be affected by undisclosed matters, including, but not limited to, legal easements, breaches of planning, legislation, building regulations and statutory regimes, and duties payable to municipalities and counties. The existence of any such liabilities could have a material adverse effect on the results of operations and cash flow of any such portfolio company and, as a result, the amount available to make distributions on shares of the Fund could be reduced.

Interest Rate Risk. Rising interest rates may cause the value of the Fund’s investments in real estate securities to decline due to higher costs of capital for real estate companies, which could negatively impact a real estate company’s ability to meet its payment obligations. Additionally, real estate companies may use leverage (and some may be highly leveraged), which increases investment risk and the risks normally associated with debt financing and could adversely affect a real estate company’s operations and market value in periods of rising interest rates.

Increases in interest rates also typically lower the present value of a REIT’s future earnings stream, and may make financing property purchases and improvements more costly. The risk of rising interest rates may be greater due to the extended period of historically low rates and anticipated changes in government fiscal policy initiatives. Because the market price of REITs may change based upon investors’ collective perceptions of future earnings, the value of the Fund will generally decline when investors anticipate or experience rising interest rates. The risks associated with rising interest rates are greatly heightened in view of the US Federal Reserve Bank’s decision to raise the federal funds rate and may continue to raise interest rates if considered necessary to reduce inflation to acceptable levels.

Credit Risk. There is a risk that debt issuers will not make payments, resulting in losses to the Fund. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult to sell the security. Default, or the market’s perception that an issuer is likely to default, could reduce the value and liquidity of securities, thereby reducing the value of your investment in Fund shares. In addition, default may cause the Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings.
Mortgage-Backed Securities Risk. Mortgage-backed securities represent an interest in a pool of mortgages. Mortgage-backed securities are based on different types of mortgages, including those on commercial real estate or residential properties. The primary issuers or guarantors of mortgage-backed securities have historically been Fannie Mae, Freddie Mac and the Government National Mortgage Association (“Ginnie Mae”). Other issuers of mortgage-backed securities include commercial banks and other private lenders.

Mortgage-backed securities differ from conventional debt securities because principal is paid back over the life of the security rather than at maturity. The Fund may receive unscheduled prepayments of principal due to voluntary prepayments, refinancing or foreclosure on the underlying mortgage loans. To the Fund this means a loss of anticipated interest, and a portion of its principal investment represented by any premium the Fund may have paid. Mortgage prepayments generally increase when interest rates fall. Because of prepayments, mortgage-backed securities may be less effective than some other types of debt securities as a means of “locking in” long-term interest rates and may have less potential for capital appreciation during periods of falling interest rates. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the existing security.

Mortgage-backed securities also are subject to extension risk. An unexpected rise in interest rates could reduce the rate of prepayments on mortgage-backed securities and extend their life. This could cause the price of the mortgage-backed securities and the Fund’s share price to fall and would make the mortgage-backed securities more sensitive to interest rate changes.

Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default.

The Fund may invest in the residual or equity tranches of mortgage-related securities, which may be referred to as subordinate mortgage-backed securities and interest-only mortgage-backed securities. Subordinate mortgage-backed securities are paid interest only to the extent that there are funds available to make payments. To the extent the collateral pool includes a large percentage of delinquent loans, there is a risk that interest payment on subordinate mortgage-backed securities will not be fully paid. There are multiple tranches of mortgage-backed securities, offering investors various maturity and credit risk characteristics. Tranches are categorized as senior, mezzanine, and subordinated/equity or “first loss,” according to their degree of risk. The most senior tranche of a mortgage-backed security has the greatest collateralization and pays the lowest interest rate. If there are defaults or the collateral otherwise underperforms, scheduled payments to senior tranches take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take precedence over those to subordinated/equity tranches. Lower tranches represent lower degrees of credit quality and pay higher interest rates intended to compensate for the attendant risks. The return on the lower tranches is especially sensitive to the rate of defaults in the collateral pool. The lowest tranche (i.e., the “equity” or “residual” tranche) specifically receives the residual interest payments (i.e., money that is left over after the higher tranches have been paid and expenses of the issuing entities have been paid) rather than a fixed interest rate. The Fund expects that investments in subordinate mortgage-backed securities will be subject to risks arising from delinquencies and foreclosures, thereby exposing its investment portfolio to potential losses. Subordinate securities of mortgage-backed securities are also subject to greater credit risk than those mortgage-backed securities that are more highly rated.

REIT Risk. Investments (directly or indirectly) in REITs subject the Fund to various risks. REIT share prices typically decline because of adverse developments affecting the real estate industry and real property values. In general, real estate values are affected by a variety of factors, including supply and demand for properties, the economic health of the country or of different regions, and the strength of specific industries that rent properties. REITs often invest in highly leveraged properties. Returns from REITs, which typically are small or medium capitalization stocks, may trail returns from the overall stock market. In addition, changes in interest rates may hurt real estate values or make REIT shares less attractive than other income- producing investments. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.
Qualification as a REIT under the Code in any particular year is a complex analysis that depends on a number of factors. There can be no assurance that an entity in which the Fund invests with the expectation that it will be taxed as a REIT will, in fact, qualify as a REIT. An entity that fails to qualify as a REIT would be subject to a corporate level tax, would not be entitled to a deduction for dividends paid to its shareholders and would not pass through to its shareholders the character of income earned by the entity. If the Fund were to invest in an entity that failed to qualify as a REIT, such failure could significantly reduce the Fund’s yield on that investment. REITs can be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs invest primarily in real property and earn rental income from leasing those properties. They may also realize gains or losses from the sale of properties. Equity REITs will be affected by conditions in the real estate rental market and by changes in the value of the properties they own. Mortgage REITs invest primarily in mortgages and similar real estate interests and receive interest payments from the owners of the mortgaged properties. Mortgage REITs will be affected by changes in creditworthiness of borrowers and changes in interest rates. Hybrid REITs invest both in real property and in mortgages. Equity and mortgage REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects.

Dividends paid by REITs generally will not qualify for the reduced U.S. federal income tax rates applicable to qualified dividends under the Code. See “DIVIDENDS, DISTRIBUTIONS AND TAXES” below. The Fund’s investments in REITs may include an additional risk to shareholders. Some or all of a REIT’s annual distributions to its investors may constitute a non-taxable return of capital. Any such return of capital will generally reduce the Fund’s basis in the REIT investment, but not below zero. To the extent the distributions from a particular REIT exceed the Fund’s basis in such REIT, the Fund will generally recognize gain. In part because REIT distributions often include a nontaxable return of capital, Fund distributions to shareholders may also include a nontaxable return of capital. Shareholders that receive such a distribution will also reduce their tax basis in their shares of the Fund, but not below zero. To the extent the distribution exceeds a shareholder’s basis in the Fund’s shares, such shareholder will generally recognize a capital gain. The Fund does not have any investment restrictions with respect to investments in REITs.

REOC Risk. REOCs, like REITs, expose the Fund to the risks of the real estate market. These risks can include fluctuations in the value of underlying properties; destruction of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in vacancies; competition; property taxes; capital expenditures, or operating expenses; and other economic, political or regulatory occurrences affecting the real estate industry. REOCs are also affected by risks similar to investments in debt securities, including changes in interest rates and the quality of credit extended. REOCs require specialized management and pay management expenses; may have less trading volume; may be subject to more abrupt or erratic price movements than the overall securities markets; and may invest in a limited number of properties, in a narrow geographic area, or in a single property type which increase the risk that the portfolio could be unfavorably affected by the poor performance of a single investment or investment type. In addition, defaults on or sales of investments that the REOC holds generally reduce the cash flow needed to make distributions to investors.

Underlying Funds Risk. The Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and also may be higher than other funds that invest directly in securities. The Underlying Funds are subject to specific risks, depending on the nature of the specific Underlying Fund. The Fund’s performance depends in part upon the performance of the Underlying Fund managers and selected strategies, the adherence by such Underlying Fund managers to such selected strategies, the instruments used by such Underlying Fund managers and the Adviser’s ability to select Underlying Fund managers and strategies and effectively allocate Fund assets among them. Investments in ETFs and closed-end funds cause the Fund to incur brokerage expenses. Additionally, the market value of shares of Underlying Funds that are closed-end funds may differ from their net asset value. This difference in price may be due to the fact that the supply and demand in the market for fund shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Separately, Index Fund returns are typically lower than their respective index because of fees and expenses and are subject to investment strategy induced tracking risk.
Use of Leverage by Underlying Funds. The Underlying Funds in which the Fund invests may utilize financial leverage. The Underlying Funds may be able to borrow, subject to the limitations of their charters and operative documents. In the case of Private Investment Funds, such funds are not subject to the limitations imposed by the 1940 Act regarding the use of leverage with respect to which registered investment companies, including the Fund, are subject. Underlying Funds typically will hold their investments in entities organized as REITs, corporations or other entities and this may allow the Fund’s risk of loss to be limited to the amount of its investment in the Underlying Fund. While leverage presents opportunities for increasing the Fund’s total return, it has the effect of potentially increasing losses as well.

Private Investment Fund Risk. The Fund’s investment in Private Investment Funds will require it to bear a pro rata share of the vehicles’ expenses, including management and performance fees. The fees the Fund pays to invest in a Private Investment Fund may be higher than if the manager of the Private Investment Fund managed the Fund’s assets directly. The incentive fees paid by certain Private Investment Funds potentially create an incentive for its manager to make investments that are riskier and/or more speculative than those it might have made in the absence of an incentive fee. Private Investment Funds are not publicly traded and therefore may not be as liquid as other types of investments. Furthermore, Private Investment Funds, like the other Underlying Funds in which the Fund may invest, are subject to specific risks, depending on the nature of the vehicle and also may employ leverage such that their returns are more than one times that of their benchmark which will amplify losses suffered by the Fund when compared to unleveraged investments. For example, the Private Investment Funds need not have independent boards, shareholder approval of advisory contracts may not be required, they may leverage to an unlimited extent, and they may engage in joint transactions with affiliates. The majority of Private Investment Funds permit redemptions only quarterly (the others are more frequent) and these withdrawal limitations restrict the Adviser’s ability to terminate investments in Private Investment Funds. With respect to the frequency and amounts of redemptions paid to the Fund, there is no guarantee that the Fund will be paid all or any of the redemption amount at the time requested. Further, each of the Private Investment Funds can suspend redemptions or pay a pro-rata portion of redemption requests if the general partner or its respective board deems it in the best interest of its shareholders. If values are falling, the Fund may not be able to sell its Private Investment Funds and the value of Fund shares will decline. These characteristics present additional risks for shareholders.

Valuation of Private Investment Funds. While the valuation of the Fund’s publicly-traded securities are more readily ascertainable, the Fund’s ownership interests in Private Investment Funds are not publicly traded. Accordingly, the Adviser may consider information provided by the institutional asset manager to a Private Investment Fund to determine the estimated value of the Fund’s investment therein. Moreover, the valuation of the Fund’s investment in a Private Investment Fund, as provided by an institutional asset manager as of a specific date, may vary from the actual sale price that may be obtained if such investment were sold to a third party, if a secondary market for such investment existed. For information about the value of the Fund’s investment in Private Investment Funds, the Adviser will be dependent on information provided by the Private Investment Funds, including quarterly unaudited financial statements which if inaccurate could adversely affect the Adviser’s ability to value accurately the Fund’s shares.

There can be no assurance that the stated NAV of the Fund, as calculated based on such information, will be accurate on any given date, nor can there be any assurance that the sale of any property would be at a price equivalent to the last estimated value of such property. If at any time the stated NAV of the Fund is lower than its true value, those investors who have their Fund shares repurchased at such time will be underpaid and investors who retain their Fund shares would be adversely affected if more shares were to be issued at the low price than are repurchased at that price. Conversely, if the Fund’s stated NAV is higher than its true value, those investors who purchase Fund shares at such time will overpay, and if repurchases of Fund shares based on a high stated NAV were to exceed purchases of shares at that value, investors who do not have their Fund shares repurchased will be adversely affected. In addition, investors would be adversely affected by higher fees payable to the Adviser if the gross asset value of the Fund is overstated.

The NAV of the Fund, as determined based on the fair value of its investments in Private Investment Funds, may vary from the amount the Fund would realize on the withdrawal of its investments from the Private Investment Funds. This could adversely affect shareholders whose Fund shares are repurchased as well as new shareholders and remaining shareholders. For example, in certain cases, the Fund might receive less than the fair value of its investment in connection with its withdrawal of its investment from a Private Investment Fund, resulting in a dilution of the value of the Fund shares of shareholders who do not tender their shares in any coincident tender offer and a windfall to tendering shareholders; in other cases, the Fund might receive more than the fair value of its investment, resulting in a windfall to shareholders remaining in the Fund, but a shortfall to tendering shareholders.

Shareholders in the Fund have no individual right to receive information about the Private Investment Funds or the underlying institutional managers, will not be shareholders in the Private Investment Funds, and will have no rights with respect to or standing or recourse against the Private Investment Funds, underlying institutional managers or any of their respective affiliates.

Preferred Securities Risk. There are various risks associated with investing in preferred securities, including credit risk, interest rate risk, deferral and omission of distributions, subordination to bonds and other debt securities in a company’s capital structure, limited liquidity, limited voting rights and special redemption rights. Interest rate risk is, in general, the risk that the price of a debt security falls when interest rates rise. Securities with longer maturities tend to be more sensitive to interest rate changes. Credit risk is the risk that an issuer of a security may not be able to make principal and interest or dividend payments on the security as they become due. Holders of preferred securities may not receive dividends, or the payment can be deferred for some period of time. In bankruptcy, creditors are generally paid before the holders of preferred securities.

Convertible Securities Risk. Convertible securities are hybrid securities that have characteristics of both bonds and common stocks and are subject to risks associated with both debt securities and equity securities. Convertible securities are similar to fixed income securities because they usually pay a fixed interest rate (or dividend) and are obligated to repay principal on a given date in the future. The market value of fixed income and preferred securities tends to decline as interest rates increase and tends to increase as interest rates decline. Convertible securities have characteristics of a fixed income security and are particularly sensitive to changes in interest rates when their conversion value is lower than the value of the bond or preferred share. Fixed income and preferred securities also are subject to credit risk, which is the risk that an issuer of a security may not be able to make principal and interest or dividend payments on the security as they become due. Fixed income and preferred securities also may be subject to prepayment or redemption risk. If a convertible security held by the Fund is called for redemption, the Fund will be required to surrender the security for redemption, convert it into the issuing company’s common stock or cash or sell it to a third party at a time that may be unfavorable to the Fund. In addition, the Fund may invest in fixed income and preferred securities rated less than investment grade that are sometimes referred to as high yield or “junk bonds.” These securities are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality securities. Such securities also may be subject to resale restrictions. The lack of a liquid market for these securities could decrease the Fund’s share price. Convertible securities have characteristics similar to common stocks especially when their conversion value is the same as the value of the bond or preferred share. The price of equity securities may rise or fall because of economic or political changes. Stock prices in general may decline over short or even extended periods of time. Market prices of equity securities in broad market segments may be adversely affected by a prominent issuer having experienced losses or by the lack of earnings or such an issuer’s failure to meet the market’s expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer, such as changes in interest rates.

Fixed Income Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.
High Yield Securities Risk. High yield debt securities (including loans) and unrated securities of similar credit quality (“high yield debt instruments” or “junk bonds”) involve greater risk of a complete loss of the Fund’s investment, or delays of interest and principal payments, than higher-quality debt securities. Issuers of high yield debt instruments are not as strong financially as those issuing securities of higher credit quality. High yield debt instruments are generally considered predominantly speculative by the applicable rating agencies as their issuers are more likely to encounter financial difficulties and are more vulnerable to changes in the relevant economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments when due. If an issuer stops making interest and/or principal payments, payments on the securities may never resume. These instruments may become worthless and the Fund could lose its entire investment.

The prices of high yield debt instruments generally fluctuate more than higher-quality securities. Prices are especially sensitive to developments affecting the issuer’s business or operations and to changes in the ratings assigned by rating agencies. In addition, the entire high yield debt market can experience sudden and sharp price swings due to changes in economic conditions, stock market activity, large sustained sales by major investors, a high-profile default, or other factors. Prices of corporate high yield debt instruments often are closely linked with the company’s stock prices and typically rise and fall in response to factors that affect stock prices.

High yield debt instruments are generally less liquid than higher-quality securities. Many of these securities are not registered for sale under the federal securities laws and/or do not trade frequently. When they do trade, their prices may be significantly higher or lower than expected. At times, it may be difficult to sell these securities promptly at an acceptable price, which may limit the Fund’s ability to sell securities in response to specific economic events or to meet repurchase requests. As a result, high yield debt instruments generally pose greater illiquidity and valuation risks.

Substantial declines in the prices of high yield debt instruments can dramatically increase the yield of such bonds or loans. The decline in market prices generally reflects an expectation that the issuer(s) may be at greater risk of defaulting on the obligation to pay interest and principal when due. Therefore, substantial increases in yield may reflect a greater risk by the Fund of losing some or part of its investment rather than reflecting any increase in income from the higher yield that the debt security or loan may pay to the Fund on its investment.

Other Risks of Investing in the Fund

Minimal Capitalization Risk. The Fund is not obligated to raise any specific amount of capital pursuant to this offering. There is a risk that the amount of capital actually raised by the Fund through the offering of its shares may be insufficient to continue operations or allow the Fund to realize its investment objective. An inability to raise sufficient capital may adversely affect the Fund’s financial condition, liquidity and results of operations, as well as its compliance with regulatory requirements. Further, if the Fund fails to achieve its estimated size and the Expense Limitation Agreement with the Adviser is terminated, expenses will be higher than expected.

Delayed Use of Proceeds Risk. Pending investment of the net proceeds in accordance with the Fund’s investment objective and policies, the Fund expects to invest all or a portion of such proceeds in money market funds or high quality short-term debt securities, or hold cash. The Fund may be prevented from achieving its investment objective during any time in which the Fund’s assets are not substantially invested in accordance with its principal investment strategies.

Large Shareholder Risk. To the extent a large proportion of the shares of the Fund are held by a small number of shareholders (or a single shareholder), including affiliates of the Adviser, the Fund is subject to the risk that these shareholders will purchase or redeem Fund shares in large amounts rapidly. These transactions could adversely affect the ability of the Fund to conduct its investment program. Furthermore, it is possible that in response to a Repurchase Offer, the total amount of shares tendered by a small number of shareholders (or a single shareholder) may exceed the number of shares that the Fund has offered to repurchase. If a Repurchase Offer is oversubscribed by shareholders, the
Fund will repurchase only a pro rata portion of shares tendered by each shareholder. See “Repurchase Offer Risk” below.

Allocation Risk. The ability of the Fund to achieve its investment objective depends, in part, on the ability of the Adviser to allocate effectively the Fund’s assets among the various Private Investment Funds, Public Investment Funds, Public REITs, Private REITs and REOCs in which the Fund invests and, with respect to each such asset class, among equities and fixed income securities. There can be no assurance that the actual allocations will be effective in achieving the Fund’s investment objective or delivering positive returns.

Lack of Control Over Private Investment Funds and Other Portfolio Investments. Once the Adviser has selected Underlying Funds, the Adviser will have no control over the investment decisions made by any such Underlying Fund although the Adviser will evaluate regularly each Underlying Fund and its manager to determine whether their respective investment programs are consistent with the Fund’s investment objective. Even though the Underlying Funds are subject to certain constraints, the managers may change aspects of their investment strategies. The managers may do so at any time (for example, such change may occur immediately after providing the Adviser with the quarterly unaudited financial information for a Private Investment Fund). The Adviser may reallocate the Fund’s investments among the Underlying Funds, but the Adviser’s ability to do so may be constrained by the withdrawal limitations imposed by the Underlying Funds, which may prevent the Fund from reacting rapidly to market changes should an Underlying Fund fail to effect portfolio changes consistent with such market changes and the demands of the Adviser. Such withdrawal limitations may also restrict the Adviser’s ability to terminate investments in Underlying Funds that are poorly performing or have otherwise had adverse changes. The Adviser will be dependent on information provided by the Underlying Fund, including quarterly unaudited financial statements, which if inaccurate could adversely affect the Adviser’s ability to manage the Fund’s investment portfolio in accordance with its investment objective. By investing in the Fund, a shareholder will not be deemed to be an investor in any Underlying Fund and will not have the ability to exercise any rights attributable to an investor in any such Underlying Fund related to their investment. In addition, shareholders in the Fund shall not be entitled to rely upon any written or oral information from any Underlying Fund, Underlying Fund manager or their respective affiliates.

Issuer and Non-Diversification Risk. The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. Because the Fund is non-diversified, its performance is more sensitive to the negative performance of any single issuer and any single economic, business, political or regulatory occurrence than the performance of a diversified investment company. The value of an issuer’s securities that are held in the Fund’s portfolio may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Liquidity Risk. The Fund is a closed-end investment company structured as an “interval fund” and is designed for long-term investors. Unlike many closed-end investment companies, the Fund’s shares are not listed on any securities exchange and are not publicly traded. There is no secondary market for the Fund’s shares and the Adviser does not expect that a secondary market will develop. Limited liquidity is provided to shareholders only through the Fund’s quarterly Repurchase Offers for no less than 5% of the Fund’s shares outstanding at NAV. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly Repurchase Offer. The Fund’s investments are also subject to liquidity risk. Liquidity risk exists when particular investments of the Fund would be difficult to sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. Underlying Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. For information about selling your shares in the Fund, see “PERIODIC OFFERS TO REPURCHASE SHARES” below.
Management Risk. The Fund’s NAV changes daily based on the performance of the securities in which it invests. The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular real estate segment and securities in which the Fund invests may prove to be incorrect and may not produce the desired results.

Market Risk. An investment in the Fund’s shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Fund’s shares represents an indirect investment in the securities owned by the Fund. The value of these securities may move up or down, sometimes rapidly and unpredictably. The market value of the Fund’s investments may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause an investment to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. U.S. and international markets have experienced, and may continue to experience, volatility, which may increase risks associated with an investment in the Fund. Certain social, political, economic, environmental and other conditions and events (such as natural disasters and weather-related phenomena generally, epidemics and pandemics such as COVID-19, war, terrorism, conflicts and social unrest) may adversely interrupt the global economy and result in prolonged periods of significant market volatility. The market value of securities in which the Fund invests is based upon the market’s perception of value and is not necessarily an objective measure of the securities’ value. In some cases, for example, the stock prices of individual companies have been negatively impacted even though there may be little or no apparent degradation in the financial condition or prospects of the issuers. Similarly, the debt markets have experienced substantially lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default, and valuation difficulties. As a result of this significant volatility, many of the following risks associated with an investment in the Fund may be increased. Continuing market volatility may have adverse effects on the Fund.

Not a Complete Investment Program. An investment in the Fund should not be considered a complete investment program. Each investor should take into account the Fund’s investment objective and other characteristics, as well as the investor’s other investments, when considering an investment in the Fund.

Correlation Risk. The Fund seeks to produce returns that are less correlated to the broader financial markets. Although the prices of equity securities and fixed income securities, as well as other asset classes, often rise and fall at different times so that a fall in the price of one may be offset by a rise in the price of the other, in down markets the prices of these securities and asset classes can also fall in tandem. Because the Fund allocates its investments among different asset classes, the Fund is subject to correlation risk.

Repurchase Offer Risk. The Fund’s NAV may decline as a result of the Fund’s having to hold additional cash and/or sell portfolio securities to raise cash in order to repurchase its shares in a Repurchase Offer. Selling portfolio securities may cause the market prices of these securities and hence the Fund’s NAV to decline. If such a decline occurs, the Fund cannot predict its magnitude or whether such a decline would be temporary or continue until or beyond the date that is the deadline to tender shares for a given Repurchase Offer. Because the price per share to be paid in the Repurchase Offer will depend upon the NAV per share as determined on the actual pricing date, the sales proceeds received by tendering shareholders would be reduced if the decline continued until the actual pricing date. In addition, the sale of portfolio securities will increase the Fund’s transaction expenses and the Fund may receive proceeds from the sale of portfolio securities that are less than their valuations by the Fund.

During the Repurchase Offer period, the Fund may be unable to sell liquid portfolio securities it would otherwise choose to sell during the period. The Fund is required to maintain liquid assets (including through access to a line of credit) equal to at least the number of shares that the Fund will offer to repurchase between 5% and 25% of the Fund’s shares outstanding, as required by Rule 23c-3 under the 1940 Act. Accordingly, due to a Repurchase Offer, the Fund’s NAV per share may decline more than it otherwise might, thereby reducing the amount of proceeds received by tendering shareholders and the NAV per share for non-tendering shareholders. In addition, shareholders may not be able to liquidate all shares of the Fund they have tendered during a Repurchase Offer if the total amount of shares tendered by shareholders exceeds the number of shares that the Fund has offered to repurchase. If a
Repurchase Offer is oversubscribed by shareholders, the Fund will repurchase only a pro rata portion of shares tendered by each shareholder. Therefore, the Fund is designed primarily for long-term investors.

Distribution Policy Risk. The Fund’s distribution policy is to make quarterly distributions to shareholders. All or a portion of a distribution may consist solely of a return of capital (i.e., from your original investment) and not a return of net profit. Shareholders should not assume that the source of a distribution from the Fund is net profit. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares. Shareholders should not confuse a return of capital distribution with “dividend yield,” “profit” or “total return.”

Borrowing and Leverage Risk. The Fund is permitted to use leverage by borrowing. Leverage is a speculative technique that exposes the Fund to greater risk and increased costs than if it were not implemented. There is no guarantee that the Fund will use leverage, or that the Fund’s leveraging strategy will be successful. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage. As a result, leverage may cause greater volatility in the Fund’s NAV, market price and the level of the Fund’s distributions. Also, if the Fund is utilizing leverage, a decline in NAV could affect the ability of the Fund to make distributions and such a failure to make distributions could result in the Fund ceasing to qualify as a regulated investment company under the Code. The Fund will also have to pay interest on its leverage, which may reduce the return on Fund shares. This interest expense may be greater than the Fund’s return on the underlying investment.

The 1940 Act and the SEC’s current rules, exemptions and interpretations thereunder, permit the Fund to borrow up to one-third of the value of its total assets (including the amount borrowed, but less all liabilities and indebtedness not represented by senior securities) from banks. The Fund is required to maintain continuous asset coverage of at least 300% with respect to such borrowings and to reduce the amount of its borrowings (within three days excluding Sundays and holidays) to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise. In the event that the Fund is required to reduce its borrowings, it may have to sell portfolio holdings, even if such sale of the Fund’s holdings would be disadvantageous from an investment standpoint. Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities on the Fund’s NAV, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances), which may or may not exceed the income or gains received from the securities purchased with borrowed funds.

Cyber Security Risk. As all financial services firms continue to face increased security threats, the Fund will face greater operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption, or lose operational capacity. This in turn could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures, and/or financial loss. Cyber security threats may result from unauthorized access to the Fund’s digital information systems (e.g., through “hacking” or malicious software coding), but may also result from outside attacks such as denial-of- service attacks (i.e., efforts to make network services unavailable to intended users). In addition, because the Fund works closely with third-party service providers (e.g., administrators, transfer agents, custodians and sub-advisers), cyber security breaches at such third-party service providers may subject the Fund to many of the same risks associated with direct cyber security breaches. The same is true for cyber security breaches at any of the issuers in which the Fund may invest. While the Fund has established risk management systems designed to reduce the risks associated with cyber security, there can be no assurance that such measures will succeed.

Possible Risk of Conflicts
Possible Competition Between Underlying Funds and Between the Fund and the Underlying Funds. The Underlying Funds trade independently of each other and may pursue investment strategies that “compete” with each other for execution or that cause the Fund to participate in positions that offset each other (in which case the Fund would bear its pro rata share of commissions and fees without the potential for a profit). Also, the Fund’s investments in any particular Underlying Fund could increase the level of competition for the same trades that other Underlying Funds might otherwise make, including the priorities of order entry. This could make it difficult or impossible to take or liquidate a position in a particular security at a price consistent with the Adviser’s strategy.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
CAPITAL STRUCTURE

The Fund is an unincorporated statutory trust established under the laws of the State of Delaware upon the filing of a Certificate of Trust with the Secretary of State of Delaware on December 2, 2016. The Fund’s Declaration of Trust (the “Declaration of Trust”) provides that the Trustees of the Fund may authorize separate classes of shares of beneficial interest. The Trustees have authorized an unlimited number of shares. The Fund does not intend to hold annual meetings of its shareholders.

Set forth below is a chart describing shares outstanding as of June 30, 2025:

(1) Title of Class	(2) Amount Authorized	(3) Amount Held by Registrant or for its Account	(4) Amount Outstanding Exclusive of Amount Shown Under (3)
Class L shares	Unlimited	None	8,163.028
Class I shares	Unlimited	None	9,718,422.248
Shares

The Declaration of Trust, which has been filed with the SEC, permits the Fund to issue an unlimited number of full and fractional shares of beneficial interest, no par value. Each share of the Fund represents an equal proportionate interest in the assets of the Fund with each other share in the Fund. Holders of shares will be entitled to the payment of dividends when, as and if declared by the Board. The Fund currently intends to make dividend distributions to its shareholders after payment of Fund operating expenses including interest on outstanding borrowings, if any, no less frequently than quarterly. Unless the registered owner of shares elects to receive cash, all dividends declared on shares will be automatically reinvested for shareholders in additional shares of the Fund. See “DIVIDENDS, DISTRIBUTIONS AND TAXES––Distributions–– Dividend Reinvestment Policy.” The 1940 Act may limit the payment of dividends to the holders of shares. Each whole share shall be entitled to one vote as to matters on which it is entitled to vote pursuant to the terms of the Declaration of Trust on file with the SEC. Upon liquidation of the Fund, after paying or adequately providing for the payment of all liabilities of the Fund, and upon receipt of such releases, indemnities and refunding agreements as they deem necessary for their protection, the Trustees may distribute the remaining assets of the Fund among its shareholders. The shares are not liable to further calls or to assessment by the Fund. There are no pre-emptive rights associated with the shares. The Declaration of Trust provides that the Fund’s shareholders are not liable for any liabilities of the Fund. Although shareholders of an unincorporated statutory trust established under Delaware law, in certain limited circumstances, may be held personally liable for the obligations of the Fund as though they were general partners, the provisions of the Declaration of Trust described in the foregoing sentence make the likelihood of such personal liability remote.

The Fund generally will not issue share certificates. However, upon written request to the Fund’s transfer agent, a share certificate may be issued at the Board’s discretion for any or all of the full shares credited to an investor’s account. Share certificates that have been issued to an investor may be returned at any time. The Fund’s transfer agent will maintain an account for each shareholder upon which the registration of shares are recorded, and transfers, permitted only in rare circumstances, such as death or bona fide gift, will be reflected by bookkeeping entry, without physical delivery. The Fund’s transfer agent will require that a shareholder provide requests in writing, accompanied by a valid signature guarantee form, when changing certain information in an account such as wiring instructions or telephone privileges.

Security Dividends [Text Block]	Holders of shares will be entitled to the payment of dividends when, as and if declared by the Board. The Fund currently intends to make dividend distributions to its shareholders after payment of Fund operating expenses including interest on outstanding borrowings, if any, no less frequently than quarterly. Unless the registered owner of shares elects to receive cash, all dividends declared on shares will be automatically reinvested for shareholders in additional shares of the Fund.
Security Voting Rights [Text Block]	Each whole share shall be entitled to one vote as to matters on which it is entitled to vote pursuant to the terms of the Declaration of Trust on file with the SEC.
Security Liquidation Rights [Text Block]	Upon liquidation of the Fund, after paying or adequately providing for the payment of all liabilities of the Fund, and upon receipt of such releases, indemnities and refunding agreements as they deem necessary for their protection, the Trustees may distribute the remaining assets of the Fund among its shareholders.
Security Preemptive and Other Rights [Text Block]	There are no pre-emptive rights associated with the shares.
Security Obligations of Ownership [Text Block]	The Declaration of Trust provides that the Fund’s shareholders are not liable for any liabilities of the Fund. Although shareholders of an unincorporated statutory trust established under Delaware law, in certain limited circumstances, may be held personally liable for the obligations of the Fund as though they were general partners, the provisions of the Declaration of Trust described in the foregoing sentence make the likelihood of such personal liability remote.
Other Security, Description [Text Block]
Repurchase Dates

Once each quarter, the Fund will offer to repurchase at net asset value no less than 5% of the outstanding shares of the Fund, unless such offer is suspended or postponed in accordance with regulatory requirements (as discussed below). Shares will be repurchased at the NAV per share determined as of the close of regular trading on the NYSE no later than the 14th day after the Repurchase Request Deadline (defined below), or the next business day, if the 14th day is not a business day. The Board may establish other policies for repurchases of shares that are consistent with the 1940 Act, and other pertinent laws.

Repurchase Request Deadline

The “Repurchase Request Deadline” is the date by which shareholders wishing to tender shares for repurchase must respond to the Repurchase Offer. When a Repurchase Offer commences, the Fund sends, at least 21 days before the Repurchase Request Deadline, written notice to each shareholder setting forth, among other things:

•Detailed instructions for how to tender shares.
•The percentage of outstanding shares that the Fund is offering to repurchase (the “Repurchase Amount”) and the procedures for how the Fund will purchase shares on a pro rata basis if the offer is oversubscribed.
•The date on which a shareholder’s repurchase request is due (i.e., the Repurchase Request Deadline).
•The date that will be used to determine the Fund’s NAV applicable to the repurchase offer (the “Repurchase Pricing Date”).
•The date by which the Fund will pay to shareholders the proceeds from their shares accepted for repurchase (the “Repurchase Payment Deadline”).
•A statement that the NAV may fluctuate between the Repurchase Request Deadline and the Repurchase Pricing Date, if such dates do not coincide, and the possibility that the Fund may use an earlier Repurchase Pricing Date than the latest possible Repurchase Pricing Date under certain circumstances.
•The procedures by which shareholders may tender their shares and the right of shareholders to withdraw or modify their tenders before the Repurchase Request Deadline.
•The circumstances in which the Fund may suspend or postpone the Repurchase Offer.
This notice may be included in a shareholder report or other Fund document. The Repurchase Request Deadline will be strictly observed. If a shareholder fails to submit a repurchase request in good order by the Repurchase Request Deadline, the shareholder will be unable to liquidate shares until a subsequent repurchase offer, and will have to resubmit a request in the next repurchase offer. Shareholders may withdraw or change a repurchase request with a proper instruction submitted in good form at any point before the Repurchase Request Deadline.

Repurchase Amounts

The Board, in its sole discretion, will determine the Repurchase Offer Amount for a given Repurchase Request Deadline. It is expected that each Repurchase Offer Amount will be approximately 5–10% of the Fund’s outstanding shares, subject to applicable law and to approval of the Board. In all cases each Repurchase Offer Amount will be at least 5% and not more than 25% of the Fund’s outstanding shares, as required by Rule 23c-3 under the 1940 Act.

If shareholders tender more than the Repurchase Offer Amount for a given Repurchase Offer, the Fund may repurchase, at the sole discretion of the Board, an additional amount of shares not exceeding 2% of the Fund shares outstanding on the Repurchase Request Deadline. If Fund shareholders tender more shares than the Fund decides to repurchase, whether the Repurchase Offer Amount or the Repurchase Offer Amount plus the 2% additional shares, the Fund will repurchase the shares on a pro rata basis, rounded down to the nearest full share. The Fund may, however, accept all Fund shares tendered by shareholders who own less than one hundred shares and who tender all their shares, before accepting on a pro rata basis shares tendered by other shareholders. In addition, if a repurchase offer is oversubscribed, the Fund may offer to repurchase additional shares in an amount determined that are tendered by an estate (an “Estate Offer”). Depending upon the liquidity available in the Fund, the Fund may, in its discretion, limit the number of additional shares repurchased in this manner to no more than 0.10% of its outstanding shares. In the event Estate Offers exceed the 0.10% limit, Estate Offer repurchases will be made on a pro rata basis among Estate Offer participants. As a result, there can be no assurance that the Fund will be able to repurchase all of the shares tendered in an Estate Offer. Any person who wishes to request that the Fund repurchase their shares pursuant to the Estate Offer should instruct their authorized intermediary or investment adviser or, if they hold their shares directly through the Fund’s transfer agent, the transfer agent, to indicate to the Fund that they are eligible for such treatment. If the Fund repurchases any shares pursuant to an Estate Offer, this will not affect the number of shares that it repurchases from other shareholders in the quarterly repurchase offers.

Repurchase Price

The date on which the repurchase price for shares is determined will be no later than the 14th day after the Repurchase Request Deadline (or the next business day, if the 14th day is not a business day). The Fund will distribute payment to shareholders no later than seven (7) calendar days after such date. The Fund’s NAV per share may change materially between the date a repurchase offer is mailed and the Repurchase Request Deadline, and it may also change materially between the Repurchase Request Deadline and repurchase pricing date. The method by which the Fund calculates NAV is discussed above under “DETERMINATION OF NET ASSET VALUE.” During the period an offer to repurchase is open, shareholders may obtain the current NAV by calling the Fund’s transfer agent at (833) 877-3863.

Suspension or Postponement of Repurchase Offer

The Fund will not suspend or postpone a Repurchase Offer except if a majority of the Board, including a majority of the Board members who are not “interested persons” of the Fund, as defined in the 1940 Act (Independent Trustees), vote to do so, and only (a) if the Repurchase Offer would cause the Fund to lose its status as a regulated investment company under Subchapter M of the Code; (b) for any period during which the New York Stock Exchange or any market in which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted; (c) for any period during which any emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund to fairly determine its NAV; or (d) for such other periods as the SEC may by order permit for the protection of shareholders of the Fund. The Fund will send to its shareholders notice of any suspension or postponement and notice of any renewed Repurchase Offer after a suspension or postponement.

Special Considerations of Repurchases

Because there likely will not be a secondary market for shares, quarterly and any additional discretionary Repurchase Offers will provide the only source of liquidity for shareholders. If a secondary market were to develop for shares, however, the market price per share of the shares could, at times, vary from the NAV per share. A number of factors could cause these differences, including relative demand and supply of shares and the performance of the Fund. Repurchase Offers for shares at NAV would be expected to reduce any spread or gap that might develop between NAV and market price. However, there is no guarantee that these actions would cause shares to trade at a market price that equals or approximates NAV per share.

Although the Board believes that Repurchase Offers will generally benefit shareholders, the Fund’s repurchase of shares will decrease the Fund’s total assets. The Fund’s expense ratio also may increase as a result of Repurchase Offers (assuming the repurchases are not offset by the issuance of additional shares). Such Repurchase Offers also may result in less investment flexibility for the Fund depending on the number of shares repurchased and the success of the Fund’s continuous offering of shares. In addition, when the Fund borrows money for the purpose of financing the repurchase of shares in a Repurchase Offer, interest on the borrowings will reduce the Fund’s net investment income. It is the Board’s announced policy (which the Board may change) not to repurchase shares in a Repurchase Offer over the minimum amount required by the Fund’s fundamental policies regarding Repurchase Offers if the Board determines that the repurchase is not in the Fund’s best interest. Also, the size of any particular Repurchase Offer may be limited (above the minimum amount required for the Fund’s fundamental policies) for the reasons discussed above or as a result of liquidity concerns.

To complete a Repurchase Offer for the repurchase of shares, the Fund may be required to sell portfolio securities. This may cause the Fund to realize gains or losses at a time when the Adviser would otherwise not do so.

The Board will consider other means of providing liquidity for shareholders if Repurchase Offers are ineffective in enabling the Fund to repurchase the amount of shares tendered by shareholders. These actions may include an evaluation of any secondary market that may exist for shares, and a determination of whether that market provides liquidity for shareholders. If the Board determines that a secondary market (if any) has failed to provide liquidity for shareholders, the Board may consider other available options to provide liquidity. One possibility that the Board may consider is listing the shares on a major domestic stock exchange or arranging for the quotation of shares on an over-the-counter market. Alternatively, the Fund might repurchase shares periodically in open market or private transactions, provided the Fund can do so on favorable investment terms. The Board will cause the Fund to take action the Board deems necessary or appropriate to provide liquidity for the shareholders in light of the specific facts and circumstances.

The Fund’s repurchase of tendered shares is a taxable event to shareholders. The Fund will pay all costs and expenses associated with the making of any Repurchase Offer. An early withdrawal charge will be imposed on certain shares that have been accepted for repurchase pursuant to a Repurchase Offer, subject to certain waivers. In accordance with applicable rules of the SEC in effect at the time of the offer, the Fund also may make other offers to repurchase shares that it has issued.

Selling Shares in Writing

Written instructions with respect to your tender of shares in a Repurchase Offer must be completed in the manner described, and on the appropriate forms included, in the notification to shareholders of the Repurchase Offer.
Sometimes, to protect you and the Fund we will need written instructions signed by all registered owners, with a signature guarantee for each owner, if:

•you are selling more than $100,000 worth of shares;
•you want your proceeds paid to someone who is not a registered owner; or
•you want to send your proceeds somewhere other than the address of record, or preauthorized bank or brokerage firm account.

We also may require a signature guarantee when: we receive instructions from an agent, not the registered owners; you want to send your proceeds to a bank account that was added or changed on your account without a signature guarantee within the last 15 days; you want to send proceeds to your address that was changed without a signature guarantee within the last 15 days; or we believe it would protect the Fund against potential claims based on the instructions received. A signature guarantee helps protect your account against fraud. You can obtain a signature guarantee at most banks and securities dealers. A notary public CANNOT provide a signature guarantee.

Selling Recently Purchased Shares

If you sell shares recently purchased, we may delay sending you the proceeds until your check, draft or wire/electronic funds transfer has cleared, which may take seven business days.

Repurchase Proceeds

The Fund generally pays sale (redemption) proceeds in cash. Your repurchase amount will be sent within seven days after the Repurchase Pricing Date described above assuming we receive your request in proper form by the Repurchase Request Deadline.

Outstanding Securities [Table Text Block]

(1) Title of Class	(2) Amount Authorized	(3) Amount Held by Registrant or for its Account	(4) Amount Outstanding Exclusive of Amount Shown Under (3)
Class L shares	Unlimited	None	8,163.028
Class I shares	Unlimited	None	9,718,422.248

Outstanding Security, Title [Text Block]	Class L shares
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	8,163.028
Class L [Member] | Real Estate Industry Concentration Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Real Estate Industry Concentration Risk. The Fund does not invest in real estate directly, but because the Fund concentrates its investments in real estate securities, its portfolio will be significantly impacted by the performance of the real estate market and may experience more volatility and be exposed to greater risk than a more diversified portfolio. In addition, the Fund may invest in real estate equity or debt and therefore may be subject to risks similar to those associated with direct investment in real property. The value of the Fund’s shares will be affected by factors affecting the value of real estate and the earnings of companies engaged in the real estate industry. These factors include, among others: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing and (ix) changes in interest rates. Many real estate companies utilize leverage, which increases investment risk and could adversely affect a company’s operations and market value in periods of rising interest rates. The value of securities of companies in the real estate industry may go through cycles of relative under-performance and over-performance in comparison to equity securities markets in general. To the extent that a significant portion of the Fund is invested directly or indirectly in real estate located in a particular geographic region or in a particular property type, the Fund is subject to greater risks of adverse developments specific to that geographic region or property type.

There are also special risks associated with particular real estate sectors or real estate operations generally, as described below:

Retail Properties. Retail properties are affected by the overall health of the economy and may be adversely affected by, among other things, the growth of alternative forms of retailing, bankruptcy, departure or cessation of operations of a tenant, a shift in consumer demand due to demographic changes, changes in spending patterns and lease terminations. Many retail properties were adversely affected by mandated shutdowns imposed by state and local governments in response to the COVID-19 pandemic. Any additional shutdowns could have a similarly adverse impact. There continues to be uncertainty in the retail environment that could have an adverse impact on the value of retail properties.

Office Properties. Office properties are affected by the overall health of the economy, and other factors such as a downturn in the businesses operated by their tenants, obsolescence and non-competitiveness.

Hospitality Properties. The risks of hotel, motel and similar hospitality properties include, among other things, the necessity of a high level of continuing capital expenditures, competition, increases in operating costs which may not be offset by increases in revenues, dependence on business and commercial travelers and tourism, increases in fuel costs and other expenses of travel, and adverse effects of general and local economic conditions. Hotel properties tend to be more sensitive to adverse economic conditions and competition than many other commercial properties.

Healthcare Properties. Healthcare properties and healthcare providers are affected by several significant factors, including federal, state and local laws governing licenses, certification, adequacy of care, pharmaceutical distribution, rates, equipment, personnel and other factors regarding operations, continued availability of revenue from government reimbursement programs and competition on a local and regional basis. The failure of any healthcare operator to comply with governmental laws and regulations may affect its ability to operate its facility or receive government reimbursements.

Industrial Properties. Industrial properties are affected by the overall health of the economy and other factors such as downturns in the manufacture, processing and shipping of goods.

Multifamily Properties. The value and successful operation of a multifamily property may be affected by a number of factors such as the location of the property, the ability of the management team, the level of mortgage interest rates, the presence of competing properties, adverse economic conditions in the locale, oversupply and rent control laws or other laws affecting such properties. Changes in rent control or rent stabilization laws and regulations could adversely affect property values. Among other consequences, changes in rent control or rent stabilization laws could prevent property owners from raising rents sufficiently to offset increases in operating costs or from removing delinquent tenants. In addition, current or future government initiatives related to COVID-19 may affect the value of investments in multifamily properties, as described further under “Current Conditions” below.

Residential Properties. Residential properties can be significantly affected by the national, regional and local real estate markets. This segment of the real estate industry also is sensitive to interest rate fluctuations which can cause changes in the availability of mortgage capital and directly affect the purchasing power of potential homebuyers. Thus, residential properties can be significantly affected by changes in government spending, interest rates, inflation, consumer confidence, demographic patterns and the level of new and existing home sales. In addition, current or future government initiatives related to COVID-19 may affect the value of investments in residential properties, as described further under “Current Conditions” below.
Shopping Centers. Shopping center properties are dependent upon the successful operations and financial condition of their tenants, particularly certain of their major tenants, and could be adversely affected by bankruptcy of those tenants. In some cases a tenant may lease a significant portion of the space in one center, and the filing of bankruptcy could cause significant revenue loss, including the loss of revenue from smaller tenants with co-tenancy rights. Like others in the commercial real estate industry, community centers are subject to environmental risks and interest rate risk. They also face the need to enter into new leases or renew leases on favorable terms to generate rental revenues. Community center properties could be adversely affected by changes in the local markets where their properties are located, as well as by adverse changes in national economic and market conditions.

Self-Storage Properties. The value and successful operation of a self-storage property may be affected by a number of factors, such as the ability of the management team, the location of the property, the presence of competing properties, changes in traffic patterns and effects of general and local economic conditions with respect to rental rates and occupancy levels.

Class L [Member] | Real Estate Industry Concentration Risk, Retail Properties Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Retail Properties. Retail properties are affected by the overall health of the economy and may be adversely affected by, among other things, the growth of alternative forms of retailing, bankruptcy, departure or cessation of operations of a tenant, a shift in consumer demand due to demographic changes, changes in spending patterns and lease terminations. Many retail properties were adversely affected by mandated shutdowns imposed by state and local governments in response to the COVID-19 pandemic. Any additional shutdowns could have a similarly adverse impact. There continues to be uncertainty in the retail environment that could have an adverse impact on the value of retail properties.

Class L [Member] | Real Estate Industry Concentration Risk, Office Properties Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Office Properties. Office properties are affected by the overall health of the economy, and other factors such as a downturn in the businesses operated by their tenants, obsolescence and non-competitiveness.

Class L [Member] | Real Estate Industry Concentration Risk, Hospitality Properties Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Hospitality Properties. The risks of hotel, motel and similar hospitality properties include, among other things, the necessity of a high level of continuing capital expenditures, competition, increases in operating costs which may not be offset by increases in revenues, dependence on business and commercial travelers and tourism, increases in fuel costs and other expenses of travel, and adverse effects of general and local economic conditions. Hotel properties tend to be more sensitive to adverse economic conditions and competition than many other commercial properties.

Class L [Member] | Real Estate Industry Concentration Risk, Healthcare Properties Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Healthcare Properties. Healthcare properties and healthcare providers are affected by several significant factors, including federal, state and local laws governing licenses, certification, adequacy of care, pharmaceutical distribution, rates, equipment, personnel and other factors regarding operations, continued availability of revenue from government reimbursement programs and competition on a local and regional basis. The failure of any healthcare operator to comply with governmental laws and regulations may affect its ability to operate its facility or receive government reimbursements.

Class L [Member] | Real Estate Industry Concentration Risk, Industrial Properties Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Industrial Properties. Industrial properties are affected by the overall health of the economy and other factors such as downturns in the manufacture, processing and shipping of goods.
Class L [Member] | Real Estate Industry Concentration Risk, Multifamily Properties Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Multifamily Properties. The value and successful operation of a multifamily property may be affected by a number of factors such as the location of the property, the ability of the management team, the level of mortgage interest rates, the presence of competing properties, adverse economic conditions in the locale, oversupply and rent control laws or other laws affecting such properties. Changes in rent control or rent stabilization laws and regulations could adversely affect property values. Among other consequences, changes in rent control or rent stabilization laws could prevent property owners from raising rents sufficiently to offset increases in operating costs or from removing delinquent tenants. In addition, current or future government initiatives related to COVID-19 may affect the value of investments in multifamily properties, as described further under “Current Conditions” below.

Class L [Member] | Real Estate Industry Concentration Risk, Residential Properties Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Residential Properties. Residential properties can be significantly affected by the national, regional and local real estate markets. This segment of the real estate industry also is sensitive to interest rate fluctuations which can cause changes in the availability of mortgage capital and directly affect the purchasing power of potential homebuyers. Thus, residential properties can be significantly affected by changes in government spending, interest rates, inflation, consumer confidence, demographic patterns and the level of new and existing home sales. In addition, current or future government initiatives related to COVID-19 may affect the value of investments in residential properties, as described further under “Current Conditions” below.

Class L [Member] | Real Estate Industry Concentration Risk, Shopping Centers Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Shopping Centers. Shopping center properties are dependent upon the successful operations and financial condition of their tenants, particularly certain of their major tenants, and could be adversely affected by bankruptcy of those tenants. In some cases a tenant may lease a significant portion of the space in one center, and the filing of bankruptcy could cause significant revenue loss, including the loss of revenue from smaller tenants with co-tenancy rights. Like others in the commercial real estate industry, community centers are subject to environmental risks and interest rate risk. They also face the need to enter into new leases or renew leases on favorable terms to generate rental revenues. Community center properties could be adversely affected by changes in the local markets where their properties are located, as well as by adverse changes in national economic and market conditions.
Class L [Member] | Real Estate Industry Concentration Risk, Self-Storage Properties Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Self-Storage Properties. The value and successful operation of a self-storage property may be affected by a number of factors, such as the ability of the management team, the location of the property, the presence of competing properties, changes in traffic patterns and effects of general and local economic conditions with respect to rental rates and occupancy levels.

Class L [Member] | Real Estate Investments Risk, Current Conditions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Current Conditions. Periods of unusually high financial market volatility and restrictive credit conditions, at times limited to a particular sector or geographic area, have occurred in the past and may be expected to recur in the future. Some countries, including the United States, have adopted or have signaled protectionist trade measures, relaxation of the financial industry regulations that followed the financial crisis, and/or reductions to corporate taxes. Such financial market volatility and restrictive credit conditions has made it more difficult for borrowers to obtain financing or refinancing on attractive terms or at all. In particular, because of rising interest rates and the current conditions in the credit markets, borrowers may be subject to increased interest expenses for borrowed money and tightening underwriting standards. There is also a risk that a general lack of liquidity or other events in the credit markets may adversely affect the ability of issuers in whose securities the Fund invests to finance real estate developments and projects or refinance completed projects.

In addition, geopolitical and other risks, including environmental and public health risks, may add to instability in the world economy and markets generally. As a result of increasingly interconnected global economies and financial markets, the value and liquidity of the Fund’s investments may be negatively affected by events impacting a country or region, regardless of whether the Fund invests in issuers located in or with significant exposure to such country or region.

The outbreak of COVID-19 resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 resulted in travel restrictions, closed international borders, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, defaults and credit downgrades, among other significant economic impacts, all of which have disrupted global economic activity across many industries and may exacerbate other pre-existing political, social and economic risks, locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) are unpredictable and may result in significant and prolonged effects on the Fund’s performance. For example, as a result of the COVID-19 pandemic, during certain time periods most of the Private Investment Funds experienced an increase in redemption requests as investors sought to raise cash and rebalance their portfolios and some Private Investment Funds temporarily suspended their redemption payout while others paid out a pro-rata portion of redemption requests.

Class L [Member] | Real Estate Investments Risk, Development Issues Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Development Issues. Certain real estate companies may engage in the development or construction of real estate properties. These companies in which the Fund invests (“portfolio companies”) are exposed to a variety of risks inherent in real estate development and construction, such as the risk that there will be insufficient tenant demand to occupy newly developed properties, and the risk that prices of construction materials or construction labor may rise materially during the development.

Class L [Member] | Real Estate Investments Risk, Lack Of Insurance Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Lack of Insurance. Certain of the Fund’s portfolio companies may fail to carry comprehensive liability, fire, flood, earthquake extended coverage and rental loss insurance, or insurance in place may be subject to various policy specifications, limits and deductibles. Should any type of uninsured loss occur, the portfolio company could lose its investment in, and anticipated profits and cash flows from, a number of properties and, as a result, adversely affect the Fund’s investment performance.

Class L [Member] | Real Estate Investments Risk, Dependence On Tenant Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Dependence on Tenants. The value of the Fund’s portfolio companies’ properties and the ability of these companies to make distributions to their shareholders depend upon the ability of the tenants at the properties to generate enough income in excess of their tenant operating expenses to make their lease payments. Changes beyond the control of the Fund’s portfolio companies may adversely affect their tenants’ ability to make their lease payments and, in such event, would substantially reduce both their income from operations and ability to make distributions to the Fund’s portfolio companies and, consequently, the Fund.

Class L [Member] | Real Estate Investments Risk, Financial Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Financial Leverage. Real estate companies may be highly leveraged and financial covenants may affect the ability of real estate companies to operate effectively.
Class L [Member] | Real Estate Investments Risk, Environmental Issues Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Environmental Issues. Property owners could face substantial risk of loss from claims based on environmental problems associated with the real estate underlying the Fund’s investments. For example, in connection with the ownership (direct or indirect), operation, management and development of real properties that may contain hazardous or toxic substances, a portfolio company may be considered an owner, operator or responsible party of such properties and, therefore, may be potentially liable for removal or remediation costs, as well as certain other costs, including governmental fines and liabilities for injuries to persons and property. Furthermore, changes in environmental laws or in the environmental condition of an asset may create liabilities that did not exist at the time of the acquisition of the real property and that could not have been foreseen. In addition, real properties could be affected by undisclosed matters, including, but not limited to, legal easements, breaches of planning, legislation, building regulations and statutory regimes, and duties payable to municipalities and counties. The existence of any such liabilities could have a material adverse effect on the results of operations and cash flow of any such portfolio company and, as a result, the amount available to make distributions on shares of the Fund could be reduced.

Class L [Member] | Real Estate Investments Risk, Mortgage-Backed Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Mortgage-Backed Securities Risk. Mortgage-backed securities represent an interest in a pool of mortgages. Mortgage-backed securities are based on different types of mortgages, including those on commercial real estate or residential properties. The primary issuers or guarantors of mortgage-backed securities have historically been Fannie Mae, Freddie Mac and the Government National Mortgage Association (“Ginnie Mae”). Other issuers of mortgage-backed securities include commercial banks and other private lenders.

Mortgage-backed securities differ from conventional debt securities because principal is paid back over the life of the security rather than at maturity. The Fund may receive unscheduled prepayments of principal due to voluntary prepayments, refinancing or foreclosure on the underlying mortgage loans. To the Fund this means a loss of anticipated interest, and a portion of its principal investment represented by any premium the Fund may have paid. Mortgage prepayments generally increase when interest rates fall. Because of prepayments, mortgage-backed securities may be less effective than some other types of debt securities as a means of “locking in” long-term interest rates and may have less potential for capital appreciation during periods of falling interest rates. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the existing security.

Mortgage-backed securities also are subject to extension risk. An unexpected rise in interest rates could reduce the rate of prepayments on mortgage-backed securities and extend their life. This could cause the price of the mortgage-backed securities and the Fund’s share price to fall and would make the mortgage-backed securities more sensitive to interest rate changes.

Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default.

The Fund may invest in the residual or equity tranches of mortgage-related securities, which may be referred to as subordinate mortgage-backed securities and interest-only mortgage-backed securities. Subordinate mortgage-backed securities are paid interest only to the extent that there are funds available to make payments. To the extent the collateral pool includes a large percentage of delinquent loans, there is a risk that interest payment on subordinate mortgage-backed securities will not be fully paid. There are multiple tranches of mortgage-backed securities, offering investors various maturity and credit risk characteristics. Tranches are categorized as senior, mezzanine, and subordinated/equity or “first loss,” according to their degree of risk. The most senior tranche of a mortgage-backed security has the greatest collateralization and pays the lowest interest rate. If there are defaults or the collateral otherwise underperforms, scheduled payments to senior tranches take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take precedence over those to subordinated/equity tranches. Lower tranches represent lower degrees of credit quality and pay higher interest rates intended to compensate for the attendant risks. The return on the lower tranches is especially sensitive to the rate of defaults in the collateral pool. The lowest tranche (i.e., the “equity” or “residual” tranche) specifically receives the residual interest payments (i.e., money that is left over after the higher tranches have been paid and expenses of the issuing entities have been paid) rather than a fixed interest rate. The Fund expects that investments in subordinate mortgage-backed securities will be subject to risks arising from delinquencies and foreclosures, thereby exposing its investment portfolio to potential losses. Subordinate securities of mortgage-backed securities are also subject to greater credit risk than those mortgage-backed securities that are more highly rated.

Class L [Member] | Real Estate Investments Risk, REIT Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
REIT Risk. Investments (directly or indirectly) in REITs subject the Fund to various risks. REIT share prices typically decline because of adverse developments affecting the real estate industry and real property values. In general, real estate values are affected by a variety of factors, including supply and demand for properties, the economic health of the country or of different regions, and the strength of specific industries that rent properties. REITs often invest in highly leveraged properties. Returns from REITs, which typically are small or medium capitalization stocks, may trail returns from the overall stock market. In addition, changes in interest rates may hurt real estate values or make REIT shares less attractive than other income- producing investments. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.
Qualification as a REIT under the Code in any particular year is a complex analysis that depends on a number of factors. There can be no assurance that an entity in which the Fund invests with the expectation that it will be taxed as a REIT will, in fact, qualify as a REIT. An entity that fails to qualify as a REIT would be subject to a corporate level tax, would not be entitled to a deduction for dividends paid to its shareholders and would not pass through to its shareholders the character of income earned by the entity. If the Fund were to invest in an entity that failed to qualify as a REIT, such failure could significantly reduce the Fund’s yield on that investment. REITs can be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs invest primarily in real property and earn rental income from leasing those properties. They may also realize gains or losses from the sale of properties. Equity REITs will be affected by conditions in the real estate rental market and by changes in the value of the properties they own. Mortgage REITs invest primarily in mortgages and similar real estate interests and receive interest payments from the owners of the mortgaged properties. Mortgage REITs will be affected by changes in creditworthiness of borrowers and changes in interest rates. Hybrid REITs invest both in real property and in mortgages. Equity and mortgage REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects.

Dividends paid by REITs generally will not qualify for the reduced U.S. federal income tax rates applicable to qualified dividends under the Code. See “DIVIDENDS, DISTRIBUTIONS AND TAXES” below. The Fund’s investments in REITs may include an additional risk to shareholders. Some or all of a REIT’s annual distributions to its investors may constitute a non-taxable return of capital. Any such return of capital will generally reduce the Fund’s basis in the REIT investment, but not below zero. To the extent the distributions from a particular REIT exceed the Fund’s basis in such REIT, the Fund will generally recognize gain. In part because REIT distributions often include a nontaxable return of capital, Fund distributions to shareholders may also include a nontaxable return of capital. Shareholders that receive such a distribution will also reduce their tax basis in their shares of the Fund, but not below zero. To the extent the distribution exceeds a shareholder’s basis in the Fund’s shares, such shareholder will generally recognize a capital gain. The Fund does not have any investment restrictions with respect to investments in REITs.

Class L [Member] | Real Estate Investments Risk, REOC Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
REOC Risk. REOCs, like REITs, expose the Fund to the risks of the real estate market. These risks can include fluctuations in the value of underlying properties; destruction of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in vacancies; competition; property taxes; capital expenditures, or operating expenses; and other economic, political or regulatory occurrences affecting the real estate industry. REOCs are also affected by risks similar to investments in debt securities, including changes in interest rates and the quality of credit extended. REOCs require specialized management and pay management expenses; may have less trading volume; may be subject to more abrupt or erratic price movements than the overall securities markets; and may invest in a limited number of properties, in a narrow geographic area, or in a single property type which increase the risk that the portfolio could be unfavorably affected by the poor performance of a single investment or investment type. In addition, defaults on or sales of investments that the REOC holds generally reduce the cash flow needed to make distributions to investors.

Class L [Member] | Real Estate Investments Risk, Underlying Funds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Underlying Funds Risk. The Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and also may be higher than other funds that invest directly in securities. The Underlying Funds are subject to specific risks, depending on the nature of the specific Underlying Fund. The Fund’s performance depends in part upon the performance of the Underlying Fund managers and selected strategies, the adherence by such Underlying Fund managers to such selected strategies, the instruments used by such Underlying Fund managers and the Adviser’s ability to select Underlying Fund managers and strategies and effectively allocate Fund assets among them. Investments in ETFs and closed-end funds cause the Fund to incur brokerage expenses. Additionally, the market value of shares of Underlying Funds that are closed-end funds may differ from their net asset value. This difference in price may be due to the fact that the supply and demand in the market for fund shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Separately, Index Fund returns are typically lower than their respective index because of fees and expenses and are subject to investment strategy induced tracking risk.

Class L [Member] | Real Estate Investments Risk, Use Of Leverage By Underlying Funds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Use of Leverage by Underlying Funds. The Underlying Funds in which the Fund invests may utilize financial leverage. The Underlying Funds may be able to borrow, subject to the limitations of their charters and operative documents. In the case of Private Investment Funds, such funds are not subject to the limitations imposed by the 1940 Act regarding the use of leverage with respect to which registered investment companies, including the Fund, are subject. Underlying Funds typically will hold their investments in entities organized as REITs, corporations or other entities and this may allow the Fund’s risk of loss to be limited to the amount of its investment in the Underlying Fund. While leverage presents opportunities for increasing the Fund’s total return, it has the effect of potentially increasing losses as well.

Class L [Member] | Real Estate Investments Risk, Private Investment Fund Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Private Investment Fund Risk. The Fund’s investment in Private Investment Funds will require it to bear a pro rata share of the vehicles’ expenses, including management and performance fees. The fees the Fund pays to invest in a Private Investment Fund may be higher than if the manager of the Private Investment Fund managed the Fund’s assets directly. The incentive fees paid by certain Private Investment Funds potentially create an incentive for its manager to make investments that are riskier and/or more speculative than those it might have made in the absence of an incentive fee. Private Investment Funds are not publicly traded and therefore may not be as liquid as other types of investments. Furthermore, Private Investment Funds, like the other Underlying Funds in which the Fund may invest, are subject to specific risks, depending on the nature of the vehicle and also may employ leverage such that their returns are more than one times that of their benchmark which will amplify losses suffered by the Fund when compared to unleveraged investments. For example, the Private Investment Funds need not have independent boards, shareholder approval of advisory contracts may not be required, they may leverage to an unlimited extent, and they may engage in joint transactions with affiliates. The majority of Private Investment Funds permit redemptions only quarterly (the others are more frequent) and these withdrawal limitations restrict the Adviser’s ability to terminate investments in Private Investment Funds. With respect to the frequency and amounts of redemptions paid to the Fund, there is no guarantee that the Fund will be paid all or any of the redemption amount at the time requested. Further, each of the Private Investment Funds can suspend redemptions or pay a pro-rata portion of redemption requests if the general partner or its respective board deems it in the best interest of its shareholders. If values are falling, the Fund may not be able to sell its Private Investment Funds and the value of Fund shares will decline. These characteristics present additional risks for shareholders.

Class L [Member] | Real Estate Investments Risk, Valuation Of Private Investment Funds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Valuation of Private Investment Funds. While the valuation of the Fund’s publicly-traded securities are more readily ascertainable, the Fund’s ownership interests in Private Investment Funds are not publicly traded. Accordingly, the Adviser may consider information provided by the institutional asset manager to a Private Investment Fund to determine the estimated value of the Fund’s investment therein. Moreover, the valuation of the Fund’s investment in a Private Investment Fund, as provided by an institutional asset manager as of a specific date, may vary from the actual sale price that may be obtained if such investment were sold to a third party, if a secondary market for such investment existed. For information about the value of the Fund’s investment in Private Investment Funds, the Adviser will be dependent on information provided by the Private Investment Funds, including quarterly unaudited financial statements which if inaccurate could adversely affect the Adviser’s ability to value accurately the Fund’s shares.

There can be no assurance that the stated NAV of the Fund, as calculated based on such information, will be accurate on any given date, nor can there be any assurance that the sale of any property would be at a price equivalent to the last estimated value of such property. If at any time the stated NAV of the Fund is lower than its true value, those investors who have their Fund shares repurchased at such time will be underpaid and investors who retain their Fund shares would be adversely affected if more shares were to be issued at the low price than are repurchased at that price. Conversely, if the Fund’s stated NAV is higher than its true value, those investors who purchase Fund shares at such time will overpay, and if repurchases of Fund shares based on a high stated NAV were to exceed purchases of shares at that value, investors who do not have their Fund shares repurchased will be adversely affected. In addition, investors would be adversely affected by higher fees payable to the Adviser if the gross asset value of the Fund is overstated.

The NAV of the Fund, as determined based on the fair value of its investments in Private Investment Funds, may vary from the amount the Fund would realize on the withdrawal of its investments from the Private Investment Funds. This could adversely affect shareholders whose Fund shares are repurchased as well as new shareholders and remaining shareholders. For example, in certain cases, the Fund might receive less than the fair value of its investment in connection with its withdrawal of its investment from a Private Investment Fund, resulting in a dilution of the value of the Fund shares of shareholders who do not tender their shares in any coincident tender offer and a windfall to tendering shareholders; in other cases, the Fund might receive more than the fair value of its investment, resulting in a windfall to shareholders remaining in the Fund, but a shortfall to tendering shareholders.

Shareholders in the Fund have no individual right to receive information about the Private Investment Funds or the underlying institutional managers, will not be shareholders in the Private Investment Funds, and will have no rights with respect to or standing or recourse against the Private Investment Funds, underlying institutional managers or any of their respective affiliates.

Class L [Member] | Real Estate Investments Risk, Preferred Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Preferred Securities Risk. There are various risks associated with investing in preferred securities, including credit risk, interest rate risk, deferral and omission of distributions, subordination to bonds and other debt securities in a company’s capital structure, limited liquidity, limited voting rights and special redemption rights. Interest rate risk is, in general, the risk that the price of a debt security falls when interest rates rise. Securities with longer maturities tend to be more sensitive to interest rate changes. Credit risk is the risk that an issuer of a security may not be able to make principal and interest or dividend payments on the security as they become due. Holders of preferred securities may not receive dividends, or the payment can be deferred for some period of time. In bankruptcy, creditors are generally paid before the holders of preferred securities.

Class L [Member] | Real Estate Investments Risk, Convertible Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Convertible Securities Risk. Convertible securities are hybrid securities that have characteristics of both bonds and common stocks and are subject to risks associated with both debt securities and equity securities. Convertible securities are similar to fixed income securities because they usually pay a fixed interest rate (or dividend) and are obligated to repay principal on a given date in the future. The market value of fixed income and preferred securities tends to decline as interest rates increase and tends to increase as interest rates decline. Convertible securities have characteristics of a fixed income security and are particularly sensitive to changes in interest rates when their conversion value is lower than the value of the bond or preferred share. Fixed income and preferred securities also are subject to credit risk, which is the risk that an issuer of a security may not be able to make principal and interest or dividend payments on the security as they become due. Fixed income and preferred securities also may be subject to prepayment or redemption risk. If a convertible security held by the Fund is called for redemption, the Fund will be required to surrender the security for redemption, convert it into the issuing company’s common stock or cash or sell it to a third party at a time that may be unfavorable to the Fund. In addition, the Fund may invest in fixed income and preferred securities rated less than investment grade that are sometimes referred to as high yield or “junk bonds.” These securities are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality securities. Such securities also may be subject to resale restrictions. The lack of a liquid market for these securities could decrease the Fund’s share price. Convertible securities have characteristics similar to common stocks especially when their conversion value is the same as the value of the bond or preferred share. The price of equity securities may rise or fall because of economic or political changes. Stock prices in general may decline over short or even extended periods of time. Market prices of equity securities in broad market segments may be adversely affected by a prominent issuer having experienced losses or by the lack of earnings or such an issuer’s failure to meet the market’s expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer, such as changes in interest rates.

Class L [Member] | Real Estate Investments Risk, Fixed Income Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Fixed Income Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Class L [Member] | Real Estate Investments Risk, High Yield Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
High Yield Securities Risk. High yield debt securities (including loans) and unrated securities of similar credit quality (“high yield debt instruments” or “junk bonds”) involve greater risk of a complete loss of the Fund’s investment, or delays of interest and principal payments, than higher-quality debt securities. Issuers of high yield debt instruments are not as strong financially as those issuing securities of higher credit quality. High yield debt instruments are generally considered predominantly speculative by the applicable rating agencies as their issuers are more likely to encounter financial difficulties and are more vulnerable to changes in the relevant economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments when due. If an issuer stops making interest and/or principal payments, payments on the securities may never resume. These instruments may become worthless and the Fund could lose its entire investment.

The prices of high yield debt instruments generally fluctuate more than higher-quality securities. Prices are especially sensitive to developments affecting the issuer’s business or operations and to changes in the ratings assigned by rating agencies. In addition, the entire high yield debt market can experience sudden and sharp price swings due to changes in economic conditions, stock market activity, large sustained sales by major investors, a high-profile default, or other factors. Prices of corporate high yield debt instruments often are closely linked with the company’s stock prices and typically rise and fall in response to factors that affect stock prices.

High yield debt instruments are generally less liquid than higher-quality securities. Many of these securities are not registered for sale under the federal securities laws and/or do not trade frequently. When they do trade, their prices may be significantly higher or lower than expected. At times, it may be difficult to sell these securities promptly at an acceptable price, which may limit the Fund’s ability to sell securities in response to specific economic events or to meet repurchase requests. As a result, high yield debt instruments generally pose greater illiquidity and valuation risks.

Substantial declines in the prices of high yield debt instruments can dramatically increase the yield of such bonds or loans. The decline in market prices generally reflects an expectation that the issuer(s) may be at greater risk of defaulting on the obligation to pay interest and principal when due. Therefore, substantial increases in yield may reflect a greater risk by the Fund of losing some or part of its investment rather than reflecting any increase in income from the higher yield that the debt security or loan may pay to the Fund on its investment.

Class L [Member] | Other Risks Of Investing In The Fund, Minimal Capitalization Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Minimal Capitalization Risk. The Fund is not obligated to raise any specific amount of capital pursuant to this offering. There is a risk that the amount of capital actually raised by the Fund through the offering of its shares may be insufficient to continue operations or allow the Fund to realize its investment objective. An inability to raise sufficient capital may adversely affect the Fund’s financial condition, liquidity and results of operations, as well as its compliance with regulatory requirements. Further, if the Fund fails to achieve its estimated size and the Expense Limitation Agreement with the Adviser is terminated, expenses will be higher than expected.

Class L [Member] | Other Risks Of Investing In The Fund, Delayed Use Of Proceeds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Delayed Use of Proceeds Risk. Pending investment of the net proceeds in accordance with the Fund’s investment objective and policies, the Fund expects to invest all or a portion of such proceeds in money market funds or high quality short-term debt securities, or hold cash. The Fund may be prevented from achieving its investment objective during any time in which the Fund’s assets are not substantially invested in accordance with its principal investment strategies.
Class L [Member] | Other Risks Of Investing In The Fund, Allocation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Allocation Risk. The ability of the Fund to achieve its investment objective depends, in part, on the ability of the Adviser to allocate effectively the Fund’s assets among the various Private Investment Funds, Public Investment Funds, Public REITs, Private REITs and REOCs in which the Fund invests and, with respect to each such asset class, among equities and fixed income securities. There can be no assurance that the actual allocations will be effective in achieving the Fund’s investment objective or delivering positive returns.

Class L [Member] | Other Risks Of Investing In The Fund, Lack Of Control Over Private Investment Funds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Lack of Control Over Private Investment Funds and Other Portfolio Investments. Once the Adviser has selected Underlying Funds, the Adviser will have no control over the investment decisions made by any such Underlying Fund although the Adviser will evaluate regularly each Underlying Fund and its manager to determine whether their respective investment programs are consistent with the Fund’s investment objective. Even though the Underlying Funds are subject to certain constraints, the managers may change aspects of their investment strategies. The managers may do so at any time (for example, such change may occur immediately after providing the Adviser with the quarterly unaudited financial information for a Private Investment Fund). The Adviser may reallocate the Fund’s investments among the Underlying Funds, but the Adviser’s ability to do so may be constrained by the withdrawal limitations imposed by the Underlying Funds, which may prevent the Fund from reacting rapidly to market changes should an Underlying Fund fail to effect portfolio changes consistent with such market changes and the demands of the Adviser. Such withdrawal limitations may also restrict the Adviser’s ability to terminate investments in Underlying Funds that are poorly performing or have otherwise had adverse changes. The Adviser will be dependent on information provided by the Underlying Fund, including quarterly unaudited financial statements, which if inaccurate could adversely affect the Adviser’s ability to manage the Fund’s investment portfolio in accordance with its investment objective. By investing in the Fund, a shareholder will not be deemed to be an investor in any Underlying Fund and will not have the ability to exercise any rights attributable to an investor in any such Underlying Fund related to their investment. In addition, shareholders in the Fund shall not be entitled to rely upon any written or oral information from any Underlying Fund, Underlying Fund manager or their respective affiliates.

Class L [Member] | Other Risks Of Investing In The Fund, Issuer And Non-Diversification Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Issuer and Non-Diversification Risk. The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. Because the Fund is non-diversified, its performance is more sensitive to the negative performance of any single issuer and any single economic, business, political or regulatory occurrence than the performance of a diversified investment company. The value of an issuer’s securities that are held in the Fund’s portfolio may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Class L [Member] | Other Risks Of Investing In The Fund, Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Liquidity Risk. The Fund is a closed-end investment company structured as an “interval fund” and is designed for long-term investors. Unlike many closed-end investment companies, the Fund’s shares are not listed on any securities exchange and are not publicly traded. There is no secondary market for the Fund’s shares and the Adviser does not expect that a secondary market will develop. Limited liquidity is provided to shareholders only through the Fund’s quarterly Repurchase Offers for no less than 5% of the Fund’s shares outstanding at NAV. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly Repurchase Offer. The Fund’s investments are also subject to liquidity risk. Liquidity risk exists when particular investments of the Fund would be difficult to sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. Underlying Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. For information about selling your shares in the Fund, see “PERIODIC OFFERS TO REPURCHASE SHARES” below.

Class L [Member] | Other Risks Of Investing In The Fund, Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Management Risk. The Fund’s NAV changes daily based on the performance of the securities in which it invests. The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular real estate segment and securities in which the Fund invests may prove to be incorrect and may not produce the desired results.
Class L [Member] | Other Risks Of Investing In The Fund, Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Risk. An investment in the Fund’s shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Fund’s shares represents an indirect investment in the securities owned by the Fund. The value of these securities may move up or down, sometimes rapidly and unpredictably. The market value of the Fund’s investments may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause an investment to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. U.S. and international markets have experienced, and may continue to experience, volatility, which may increase risks associated with an investment in the Fund. Certain social, political, economic, environmental and other conditions and events (such as natural disasters and weather-related phenomena generally, epidemics and pandemics such as COVID-19, war, terrorism, conflicts and social unrest) may adversely interrupt the global economy and result in prolonged periods of significant market volatility. The market value of securities in which the Fund invests is based upon the market’s perception of value and is not necessarily an objective measure of the securities’ value. In some cases, for example, the stock prices of individual companies have been negatively impacted even though there may be little or no apparent degradation in the financial condition or prospects of the issuers. Similarly, the debt markets have experienced substantially lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default, and valuation difficulties. As a result of this significant volatility, many of the following risks associated with an investment in the Fund may be increased. Continuing market volatility may have adverse effects on the Fund.

Class L [Member] | Other Risks Of Investing In The Fund, Not A Complete Investment Program Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Not a Complete Investment Program. An investment in the Fund should not be considered a complete investment program. Each investor should take into account the Fund’s investment objective and other characteristics, as well as the investor’s other investments, when considering an investment in the Fund.

Class L [Member] | Other Risks Of Investing In The Fund, Correlation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Correlation Risk. The Fund seeks to produce returns that are less correlated to the broader financial markets. Although the prices of equity securities and fixed income securities, as well as other asset classes, often rise and fall at different times so that a fall in the price of one may be offset by a rise in the price of the other, in down markets the prices of these securities and asset classes can also fall in tandem. Because the Fund allocates its investments among different asset classes, the Fund is subject to correlation risk.

Class L [Member] | Other Risks Of Investing In The Fund, Repurchase Offer Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Repurchase Offer Risk. The Fund’s NAV may decline as a result of the Fund’s having to hold additional cash and/or sell portfolio securities to raise cash in order to repurchase its shares in a Repurchase Offer. Selling portfolio securities may cause the market prices of these securities and hence the Fund’s NAV to decline. If such a decline occurs, the Fund cannot predict its magnitude or whether such a decline would be temporary or continue until or beyond the date that is the deadline to tender shares for a given Repurchase Offer. Because the price per share to be paid in the Repurchase Offer will depend upon the NAV per share as determined on the actual pricing date, the sales proceeds received by tendering shareholders would be reduced if the decline continued until the actual pricing date. In addition, the sale of portfolio securities will increase the Fund’s transaction expenses and the Fund may receive proceeds from the sale of portfolio securities that are less than their valuations by the Fund.

During the Repurchase Offer period, the Fund may be unable to sell liquid portfolio securities it would otherwise choose to sell during the period. The Fund is required to maintain liquid assets (including through access to a line of credit) equal to at least the number of shares that the Fund will offer to repurchase between 5% and 25% of the Fund’s shares outstanding, as required by Rule 23c-3 under the 1940 Act. Accordingly, due to a Repurchase Offer, the Fund’s NAV per share may decline more than it otherwise might, thereby reducing the amount of proceeds received by tendering shareholders and the NAV per share for non-tendering shareholders. In addition, shareholders may not be able to liquidate all shares of the Fund they have tendered during a Repurchase Offer if the total amount of shares tendered by shareholders exceeds the number of shares that the Fund has offered to repurchase. If a
Repurchase Offer is oversubscribed by shareholders, the Fund will repurchase only a pro rata portion of shares tendered by each shareholder. Therefore, the Fund is designed primarily for long-term investors.

Class L [Member] | Other Risks Of Investing In The Fund, Distribution Policy Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Distribution Policy Risk. The Fund’s distribution policy is to make quarterly distributions to shareholders. All or a portion of a distribution may consist solely of a return of capital (i.e., from your original investment) and not a return of net profit. Shareholders should not assume that the source of a distribution from the Fund is net profit. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares. Shareholders should not confuse a return of capital distribution with “dividend yield,” “profit” or “total return.”
Class L [Member] | Other Risks Of Investing In The Fund, Borrowing And Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Borrowing and Leverage Risk. The Fund is permitted to use leverage by borrowing. Leverage is a speculative technique that exposes the Fund to greater risk and increased costs than if it were not implemented. There is no guarantee that the Fund will use leverage, or that the Fund’s leveraging strategy will be successful. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage. As a result, leverage may cause greater volatility in the Fund’s NAV, market price and the level of the Fund’s distributions. Also, if the Fund is utilizing leverage, a decline in NAV could affect the ability of the Fund to make distributions and such a failure to make distributions could result in the Fund ceasing to qualify as a regulated investment company under the Code. The Fund will also have to pay interest on its leverage, which may reduce the return on Fund shares. This interest expense may be greater than the Fund’s return on the underlying investment.

The 1940 Act and the SEC’s current rules, exemptions and interpretations thereunder, permit the Fund to borrow up to one-third of the value of its total assets (including the amount borrowed, but less all liabilities and indebtedness not represented by senior securities) from banks. The Fund is required to maintain continuous asset coverage of at least 300% with respect to such borrowings and to reduce the amount of its borrowings (within three days excluding Sundays and holidays) to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise. In the event that the Fund is required to reduce its borrowings, it may have to sell portfolio holdings, even if such sale of the Fund’s holdings would be disadvantageous from an investment standpoint. Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities on the Fund’s NAV, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances), which may or may not exceed the income or gains received from the securities purchased with borrowed funds.

Class L [Member] | Other Risks Of Investing In The Fund, Cyber Security Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Cyber Security Risk. As all financial services firms continue to face increased security threats, the Fund will face greater operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption, or lose operational capacity. This in turn could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures, and/or financial loss. Cyber security threats may result from unauthorized access to the Fund’s digital information systems (e.g., through “hacking” or malicious software coding), but may also result from outside attacks such as denial-of- service attacks (i.e., efforts to make network services unavailable to intended users). In addition, because the Fund works closely with third-party service providers (e.g., administrators, transfer agents, custodians and sub-advisers), cyber security breaches at such third-party service providers may subject the Fund to many of the same risks associated with direct cyber security breaches. The same is true for cyber security breaches at any of the issuers in which the Fund may invest. While the Fund has established risk management systems designed to reduce the risks associated with cyber security, there can be no assurance that such measures will succeed.

Class L [Member] | Possible Risk of Conflicts, Possible Competition Between Underlying Funds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Possible Competition Between Underlying Funds and Between the Fund and the Underlying Funds. The Underlying Funds trade independently of each other and may pursue investment strategies that “compete” with each other for execution or that cause the Fund to participate in positions that offset each other (in which case the Fund would bear its pro rata share of commissions and fees without the potential for a profit). Also, the Fund’s investments in any particular Underlying Fund could increase the level of competition for the same trades that other Underlying Funds might otherwise make, including the priorities of order entry. This could make it difficult or impossible to take or liquidate a position in a particular security at a price consistent with the Adviser’s strategy.

Class L [Member] | Credit Risk Contract [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Credit Risk. There is a risk that debt issuers will not make payments, resulting in losses to the Fund. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult to sell the security. Default, or the market’s perception that an issuer is likely to default, could reduce the value and liquidity of securities, thereby reducing the value of your investment in Fund shares. In addition, default may cause the Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings.

Class L [Member] | Other Risks Of Investing In The Fund, Large Shareholder Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Large Shareholder Risk. To the extent a large proportion of the shares of the Fund are held by a small number of shareholders (or a single shareholder), including affiliates of the Adviser, the Fund is subject to the risk that these shareholders will purchase or redeem Fund shares in large amounts rapidly. These transactions could adversely affect the ability of the Fund to conduct its investment program. Furthermore, it is possible that in response to a Repurchase Offer, the total amount of shares tendered by a small number of shareholders (or a single shareholder) may exceed the number of shares that the Fund has offered to repurchase. If a Repurchase Offer is oversubscribed by shareholders, the
Fund will repurchase only a pro rata portion of shares tendered by each shareholder. See “Repurchase Offer Risk” below.

Class L [Member] | Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Interest Rate Risk. Rising interest rates may cause the value of the Fund’s investments in real estate securities to decline due to higher costs of capital for real estate companies, which could negatively impact a real estate company’s ability to meet its payment obligations. Additionally, real estate companies may use leverage (and some may be highly leveraged), which increases investment risk and the risks normally associated with debt financing and could adversely affect a real estate company’s operations and market value in periods of rising interest rates.

Increases in interest rates also typically lower the present value of a REIT’s future earnings stream, and may make financing property purchases and improvements more costly. The risk of rising interest rates may be greater due to the extended period of historically low rates and anticipated changes in government fiscal policy initiatives. Because the market price of REITs may change based upon investors’ collective perceptions of future earnings, the value of the Fund will generally decline when investors anticipate or experience rising interest rates. The risks associated with rising interest rates are greatly heightened in view of the US Federal Reserve Bank’s decision to raise the federal funds rate and may continue to raise interest rates if considered necessary to reduce inflation to acceptable levels.